      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 22, 1998

                                                              FILE NO. 2-77048
                                                              FILE NO. 811-3451
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------


                                   FORM N-1A
                        REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933             / /
                        POST-EFFECTIVE AMENDMENT NO. 38      /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940       / /
                               AMENDMENT NO. 37               /X/


                            ------------------------

                             SEI DAILY INCOME TRUST
               (Exact name of registrant as specified in charter)

                               C/O CT CORPORATION
                                2 Oliver Street
                          Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code (800) 342-5734


                               EDWARD D. LOUGHLIN
                          c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)


                                    COPY TO:

                           Richard W. Grant, Esquire
                          Morgan, Lewis & Bockius LLP
                             2000 One Logan Square
                        Philadelphia, Pennsylvania 19103

                            ------------------------


      Title of Securities Being Registered    Units of Beneficial Interest


                            ------------------------

    It is proposed that this filing become effective (check appropriate box)


   /X/     immediately upon filing pursuant to paragraph (b)
   / /     on [date] pursuant to Paragraph (b)
   / /     60 days after filing pursuant to Paragraph (a)
   / /     on (date) pursuant to Paragraph (a) of Rule 485


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                SEI DAILY INCOME
                             CROSS REFERENCE SHEET

N-1A ITEM NO.                                                                       LOCATION
--------------------------------------------------------------  -------------------------------------------------

PART A--ALL PORTFOLIOS
Item 1.      Cover page.......................................  Cover Page
Item 2.      Synopsis.........................................  Annual Operating Expenses
Item 3.      Condensed Financial Information..................  Financial Highlights
Item 4.      General Description of Registrant................  The Trust; Investment Objective and Policies;
                                                                  General Investment Policies; Investment
                                                                  Limitations
Item 5.      Management of the Fund...........................  The Manager; The Adviser; General Information
Item 5A.     Management's Discussion of Fund Performance......                          *
Item 6.      Capital Stock and Other Securities...............  General Information -- Voting Rights, Shareholder
                                                                  Inquiries; Dividends; Taxes
Item 7.      Purchase of Securities Being Offered.............  Purchase and Redemption of Shares
Item 8.      Redemption or Repurchase.........................  Purchase and Redemption of Shares
Item 9.      Pending Legal Proceedings........................                          *

PART B--ALL PORTFOLIOS

Item 10.     Cover Page.......................................  Cover Page
Item 11.     Table of Contents................................  Table of Contents
Item 12.     General Information and History..................  The Trust
Item 13.     Investment Objectives and Policies...............  Description of Permitted Investments; Investment
                                                                  Limitations
Item 14.     Management of the Registrant.....................  Trustees and Officers of the Trust (Prospectus);
                                                                  The Manager; Shareholder Services; The Adviser
Item 15.     Control Persons and Principal Holders of
               Securities.....................................  Control Persons and Principal Holders of
                                                                  Securities; Trustees and Officers of the Trust
Item 16.     Investment Advisory and Other Services...........  The Adviser; The Manager; Distribution and
                                                                  Shareholder Servicing; Experts
Item 17.     Brokerage Allocation.............................  Portfolio Transactions
Item 18.     Capital Stock and Other Securities...............  Description of Shares
Item 19.     Purchase, Redemption, and Pricing of Securities
               Being Offered..................................  Purchase and Redemption of Shares (Prospectus);
                                                                  Determination of Net Asset Value
Item 20.     Tax Status.......................................  Taxes (Prospectus); Tax
Item 21.     Underwriters.....................................  Distribution
Item 22.     Calculation of Performance Data..................  Performance
Item 23.     Financial Statements.............................  Financial Statements

                                      (i)

PART C--Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

------------------------

 *  Not Applicable


** To be included in the Annual Report for the fiscal year ending January 31, 1998.


                                      (ii)

SEI DAILY INCOME TRUST
MAY 31, 1998

--------------------------------------------------------------------------------

MONEY MARKET PORTFOLIO
PRIME OBLIGATION PORTFOLIO
GOVERNMENT PORTFOLIO
GOVERNMENT II PORTFOLIO
TREASURY PORTFOLIO
TREASURY II PORTFOLIO
FEDERAL SECURITIES PORTFOLIO

--------------------------------------------------------------------------------

This Prospectus concisely sets forth information about the above-referenced Portfolios that an investor needs to know before investing. Please read this Prospectus carefully, and keep it on file for future reference.


A Statement of Additional Information dated May 31, 1998, has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734. The Statement of Additional Information is incorporated into this Prospectus by reference.


SEI Daily Income Trust (the "Trust") is an open-end management investment company, certain classes of which offer financial institutions a convenient means of investing their own funds, or funds for which they act in a fiduciary, agency or custodial capacity, in professionally managed diversified portfolios of securities. Some portfolios offer separate classes of units of beneficial interest that differ from each other primarily in the allocation of certain distribution and/or shareholder servicing expenses. This Prospectus offers Class A shares of each of the seven money market fund portfolios (each a "Portfolio" and, together, the "Portfolios") listed above, and Class B shares of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Portfolios. The Federal Securities Portfolio offers only Class A shares.

AN INVESTMENT IN A PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT ANY PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

--------------------------------------------------------------------------------

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)        CLASS A

--------------------------------------------------------------------------------


                                         MONEY      PRIME                                             TREASURY    FEDERAL
                                        MARKET    OBLIGATION  GOVERNMENT   GOVERNMENT II  TREASURY       II      SECURITIES
                                       PORTFOLIO  PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO  PORTFOLIO   PORTFOLIO
                                       ---------  ----------  -----------  -------------  ---------  ----------  ---------
Management/Advisory Fees (AFTER FEE
 WAIVER) (1)                                .13%        .16%         .15%           .15%       .10%        .21%       .58%
12b-1 Fees                                  none        none         none           none       none        none       none
Total Other Expenses                        .07%        .04%         .05%           .05%       .10%        .04%       .02%
  Shareholder Servicing Fees (2)            .00%        .00%         .00%           .00%       .00%        .00%       .00%
--------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (AFTER FEE
 WAIVERS) (3)(4)                            .20%        .20%         .20%           .20%       .20%        .25%       .60%
--------------------------------------------------------------------------------------------------------------------------



(1) THE MANAGER AND ADVISER HAVE WAIVED A PORTION OF THEIR FEES, AND THE MANAGEMENT/ADVISORY FEES SHOWN REFLECT THESE WAIVERS. ABSENT SUCH WAIVERS, MANAGEMENT/ADVISORY FEES WOULD BE .35% FOR THE MONEY MARKET PORTFOLIO, .26% FOR THE GOVERNMENT, TREASURY AND TREASURY II PORTFOLIOS, .62% FOR THE FEDERAL SECURITIES PORTFOLIO AND .21% FOR THE PRIME OBLIGATION AND GOVERNMENT II PORTFOLIOS. MANAGEMENT/ADVISORY FEE FOR THE MONEY MARKET PORTFOLIO HAS BEEN RESTATED TO REFLECT CURRENT EXPENSES.



(2) REFLECTS THE ANTICIPATED LEVEL OF SHAREHOLDER SERVICING FEES FOR CLASS A SHARES. PLEASE SEE "DISTRIBUTION AND SHAREHOLDER SERVICING."



(3) ABSENT THESE FEE WAIVERS, TOTAL OPERATING EXPENSES FOR THE CLASS A SHARES OF THE PORTFOLIOS WOULD BE .66% FOR THE MONEY MARKET PORTFOLIO, .51% FOR THE PRIME OBLIGATION PORTFOLIO, .56% FOR THE GOVERNMENT PORTFOLIO, .51% FOR THE GOVERNMENT II PORTFOLIO, .59% FOR THE TREASURY PORTFOLIO, .56% FOR THE TREASURY II PORTFOLIO AND .89% FOR THE FEDERAL SECURITIES PORTFOLIO. TOTAL OPERATING EXPENSES FOR THE MONEY MARKET PORTFOLIO HAVE BEEN RESTATED TO REFLECT CURRENT EXPENSES.



(4) TOTAL OPERATING EXPENSES FOR THE FEDERAL SECURITIES PORTFOLIO ARE ESTIMATED FOR THE CURRENT FISCAL YEAR.


EXAMPLE                                                                  CLASS A
--------------------------------------------------------------------------------

                                                                                    1 YR.       3 YRS.       5 YRS.       10 YRS.
                                                                                 -----------  -----------  -----------  -----------
An investor would pay the following expenses on a $1,000 investment assuming
 (1) a 5% annual return and (2) redemption at the end of each time period:
  Money Market Portfolio                                                          $       2    $       6    $      11    $      26
  Prime Obligation Portfolio                                                      $       2    $       6    $      11    $      26
  Government Portfolio                                                            $       2    $       6    $      11    $      26
  Government II Portfolio                                                         $       2    $       6    $      11    $      26
  Treasury Portfolio                                                              $       2    $       6    $      11    $      26
  Treasury II Portfolio                                                           $       3    $       8    $      14    $      32
  Federal Securities Portfolio                                                    $       6    $      19    $      33    $      75
-----------------------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


THE PURPOSE OF THIS TABLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT MAY BE DIRECTLY OR INDIRECTLY BORNE BY INVESTORS IN CLASS A SHARES OF THE PORTFOLIOS. A PERSON WHO PURCHASES SHARES THROUGH A FINANCIAL INSTITUTION MAY BE CHARGED SEPARATE FEES BY THAT INSTITUTION. EACH OF THE PORTFOLIOS, EXCEPT THE FEDERAL SECURITIES PORTFOLIO, ALSO OFFERS CLASS B, CLASS C AND SWEEP CLASS SHARES, AND THE GOVERNMENT PORTFOLIO ALSO OFFERS CNI CLASS SHARES, WHICH ARE SUBJECT TO THE SAME EXPENSES, EXCEPT THAT CLASS B, CLASS C, CNI CLASS, AND SWEEP CLASS SHARES EACH HAVE DIFFERENT DISTRIBUTION AND/OR SHAREHOLDER SERVICING COSTS. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE MANAGER," "THE ADVISER" AND "DISTRIBUTION AND SHAREHOLDER SERVICING."

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)        CLASS B
--------------------------------------------------------------------------------


                                                    MONEY      PRIME                                             TREASURY
                                                   MARKET    OBLIGATION  GOVERNMENT   GOVERNMENT II  TREASURY       II
                                                  PORTFOLIO  PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO  PORTFOLIO
                                                  ---------  ----------  -----------  -------------  ---------  ----------
Management/Advisory Fees (AFTER FEE WAIVER) (1)        .13%        .16%         .15%           .15%       .10%        .21%
12b-1 Fees                                             none        none         none           none       none        none
Total Other Expenses                                   .37%        .34%         .35%           .35%       .40%        .34%
  Shareholder Servicing Fees                           .25%        .25%         .25%           .25%       .25%        .25%
--------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (AFTER FEE WAIVER) (2)        .50%        .50%         .50%           .50%       .50%        .55%
--------------------------------------------------------------------------------------------------------------------------



(1) THE MANAGER AND ADVISER HAVE WAIVED A PORTION OF THEIR FEES, AND THE MANAGEMENT/ADVISORY FEES SHOWN REFLECT THESE WAIVERS. ABSENT SUCH WAIVERS, MANAGEMENT/ADVISORY FEES WOULD BE .35% FOR THE MONEY MARKET PORTFOLIO, .26% FOR THE GOVERNMENT, TREASURY AND TREASURY II PORTFOLIOS AND .21% FOR THE PRIME OBLIGATION AND GOVERNMENT II PORTFOLIOS. MANAGEMENT/ADVISORY FEE FOR THE MONEY MARKET PORTFOLIO HAS BEEN RESTATED TO REFLECT CURRENT EXPENSES.



(2) ABSENT THIS FEE WAIVER, TOTAL OPERATING EXPENSES FOR THE CLASS B SHARES OF THE PORTFOLIOS WOULD BE .72% FOR THE MONEY MARKET PORTFOLIO, .56% FOR THE PRIME OBLIGATION PORTFOLIO, .61% FOR THE GOVERNMENT PORTFOLIO, .56% FOR THE GOVERNMENT II PORTFOLIO, .64% FOR THE TREASURY PORTFOLIO AND .61% FOR THE TREASURY II PORTFOLIO. TOTAL OPERATING EXPENSES FOR THE MONEY MARKET PORTFOLIO HAVE BEEN RESTATED TO REFLECT CURRENT EXPENSES.


EXAMPLE                                                                  CLASS B
--------------------------------------------------------------------------------

                                                                                    1 YR.       3 YRS.       5 YRS.       10 YRS.
                                                                                 -----------  -----------  -----------  -----------
An investor would pay the following expenses on a $1,000 investment assuming
 (1) a 5% annual return and (2) redemption at the end of each time period:
  Money Market Portfolio                                                          $       5    $      16    $      28    $      63
  Prime Obligation Portfolio                                                      $       5    $      16    $      28    $      63
  Government Portfolio                                                            $       5    $      16    $      28    $      63
  Government II Portfolio                                                         $       5    $      16    $      28    $      63
  Treasury Portfolio                                                              $       5    $      16    $      28    $      63
  Treasury II Portfolio                                                           $       6    $      18    $      31    $      69
-----------------------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


THE PURPOSE OF THIS TABLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT MAY BE DIRECTLY OR INDIRECTLY BORNE BY INVESTORS IN CLASS B SHARES OF THE PORTFOLIOS. A PERSON WHO PURCHASES SHARES THROUGH A FINANCIAL INSTITUTION MAY BE CHARGED SEPARATE FEES BY THAT INSTITUTION. EACH OF THE PORTFOLIOS ALSO OFFERS CLASS A SHARES, CLASS C SHARES AND SWEEP CLASS SHARES, AND THE GOVERNMENT PORTFOLIO ALSO OFFERS CNI CLASS SHARES, WHICH ARE SUBJECT TO THE SAME EXPENSES, EXCEPT THAT CLASS A, CLASS C, CNI CLASS, AND SWEEP CLASS SHARES EACH HAVE DIFFERENT DISTRIBUTION AND/OR SHAREHOLDER SERVICING COSTS. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE MANAGER," "THE ADVISER" AND "DISTRIBUTION AND SHAREHOLDER SERVICING."

FINANCIAL HIGHLIGHTS
                  ______________________________________________________________


The following financial highlights for a share outstanding throughout each period have been audited by Arthur Andersen LLP, independent public accountants, whose report thereon, dated March 6, 1998, was unqualified. This information should be read in conjunction with the Trust's financial statements as of and for the fiscal year ended January 31, 1998, and notes thereto, which are incorporated by reference to the Trust's Statement of Additional Information under the heading "Financial Information." Additional performance information is set forth in the Trust's 1998 Annual Report to shareholders, which is available upon request and without charge by calling 1-800-342-5734. As of January 31, 1998, there were no Class B shares outstanding of the Treasury Portfolio, and no shares outstanding of the Federal Securities Portfolio.


FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
                                NET ASSET                NET REALIZED AND   DISTRIBUTIONS
                                  VALUE        NET       UNREALIZED GAINS    FROM NET    DISTRIBUTIONS
                                BEGINNING   INVESTMENT     (LOSSES) ON      INVESTMENT   FROM REALIZED
                                OF PERIOD     INCOME        SECURITIES        INCOME     CAPITAL GAINS
                                ----------------------------------------------------------------------
------------------------
MONEY MARKET PORTFOLIO
------------------------
CLASS A
  1998                           $ 1.00       $0.06           $   --          $(0.06)       $   --
  1997                             1.00        0.05               --           (0.05)           --
  1996                             1.00        0.06               --           (0.06)           --
  1995                             1.00        0.04               --           (0.04)           --
  1994                             1.00        0.03               --           (0.03)           --
  1993                             1.00        0.04               --           (0.04)           --
  1992                             1.00        0.06               --           (0.06)           --
  1991                             1.00        0.08               --           (0.08)           --
  1990                             1.00        0.09               --           (0.09)           --
  1989                             1.00        0.08               --           (0.08)           --
CLASS B
  1998(1)                        $ 1.00       $0.03           $   --          $(0.03)       $   --
  1997                             1.00        0.05               --           (0.05)           --
  1996                             1.00        0.06               --           (0.06)           --
  1995                             1.00        0.04               --           (0.04)           --
  1994                             1.00        0.03               --           (0.03)           --
  1993                             1.00        0.04               --           (0.04)           --
  1992                             1.00        0.05               --           (0.05)           --
  1991(2)                          1.00        0.02               --           (0.02)           --
--------------------------
PRIME OBLIGATION PORTFOLIO
--------------------------
CLASS A
  1998                           $ 1.00       $0.05           $   --          $(0.05)       $   --
  1997                             1.00        0.05               --           (0.05)           --
  1996                             1.00        0.06               --           (0.06)           --
  1995                             1.00        0.04               --           (0.04)           --
  1994                             1.00        0.03               --           (0.03)           --
  1993                             1.00        0.04               --           (0.04)           --
  1992                             1.00        0.06               --           (0.06)           --
  1991                             1.00        0.08               --           (0.08)           --
  1990                             1.00        0.09               --           (0.09)           --
  1989                             1.00        0.08               --           (0.08)           --
CLASS B
  1998                           $ 1.00       $0.05           $   --          $(0.05)       $   --
  1997                             1.00        0.05               --           (0.05)           --
  1996                             1.00        0.06               --           (0.06)           --
  1995                             1.00        0.04               --           (0.04)           --
  1994                             1.00        0.03               --           (0.03)           --
  1993                             1.00        0.04               --           (0.04)           --
  1992(3)                          1.00        0.04               --           (0.04)           --

FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
                                                                                                              RATIO OF
                                                                                                                NET
                                                                                    RATIO OF     RATIO OF    INVESTMENT
                                                                                      NET        EXPENSES    INCOME TO
                                                                       RATIO OF    INVESTMENT   TO AVERAGE    AVERAGE
                                NET ASSET               NET ASSETS     EXPENSES    INCOME TO    NET ASSETS   NET ASSETS
                                VALUE END    TOTAL        END OF      TO AVERAGE    AVERAGE     (EXCLUDING   (EXCLUDING
                                OF PERIOD    RETURN    PERIOD (000)   NET ASSETS   NET ASSETS    WAIVERS)     WAIVERS)
                                ---------------------------------------------------------------------------------------
------------------------
MONEY MARKET PORTFOLIO
------------------------
CLASS A
  1998                           $ 1.00        5.65%     $  721,035      0.18%        5.51%        0.66%        5.03%
  1997                             1.00        5.44         369,052      0.16         5.33         0.63         4.86
  1996                             1.00        5.98          95,891      0.20         5.88         0.45         5.63
  1995                             1.00        4.55         213,988      0.21         4.49         0.45         4.25
  1994                             1.00        2.98         203,803      0.35         2.95         0.44         2.86
  1993                             1.00        3.60         264,450      0.35         3.56         0.39         3.52
  1992                             1.00        5.76         312,151      0.35         5.84         0.39         5.80
  1991                             1.00        8.18         815,847      0.33         7.88         0.38         7.83
  1990                             1.00        9.24         589,683      0.35         8.90         0.40         8.85
  1989                             1.00        7.82         507,821      0.35         7.52         0.39         7.48
CLASS B
  1998(1)                        $ 1.00        5.29%     $    7,383      0.48%        5.26%        0.72%        5.02%
  1997                             1.00        5.13             770      0.50         4.96         0.76         4.70
  1996                             1.00        5.67           6,616      0.50         5.53         0.75         5.28
  1995                             1.00        4.24           6,314      0.51         4.49         0.75         4.25
  1994                             1.00        2.68           2,334      0.65         2.65         0.74         2.56
  1993                             1.00        3.29             309      0.65         3.47         0.69         3.43
  1992                             1.00        5.45           2,305      0.53         5.18         0.61         5.10
  1991(2)                          1.00        7.37             830      0.65         7.17         0.72         7.10
--------------------------
PRIME OBLIGATION PORTFOLIO
--------------------------
CLASS A
  1998                           $ 1.00        5.59%     $3,247,562      0.20%        5.46%        0.51%        5.15%
  1997                             1.00        5.38       2,626,360      0.20         5.26         0.45         5.01
  1996                             1.00        5.96       2,441,662      0.20         5.82         0.29         5.73
  1995                             1.00        4.46       2,778,326      0.20         4.41         0.30         4.31
  1994                             1.00        3.10       2,541,126      0.20         3.07         0.28         2.98
  1993                             1.00        3.72       2,564,340      0.20         3.62         0.30         3.52
  1992                             1.00        5.97       1,661,619      0.20         5.73         0.29         5.64
  1991                             1.00        8.34         825,081      0.20         8.03         0.30         7.93
  1990                             1.00        9.36         532,137      0.20         8.86         0.33         8.73
  1989                             1.00        8.58         237,273      0.20         7.68         0.34         7.54
CLASS B
  1998                           $ 1.00        5.27%     $  186,572      0.50%        5.16%        0.56%        5.10%
  1997                             1.00        5.07         146,267      0.50         4.95         0.56         4.89
  1996                             1.00        5.65         174,779      0.50         5.38         0.58         5.30
  1995                             1.00        4.15          21,852      0.50         4.55         0.60         4.45
  1994                             1.00        2.79           6,312      0.50         2.77         0.58         2.68
  1993                             1.00        3.41           4,699      0.47         3.63         0.53         3.57
  1992(3)                          1.00        5.58          67,016      0.50         4.98         0.59         4.89

FINANCIAL HIGHLIGHTS (CONTINUED) _______________________________________________

FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
                                NET ASSET                NET REALIZED AND   DISTRIBUTIONS
                                  VALUE        NET       UNREALIZED GAINS    FROM NET    DISTRIBUTIONS
                                BEGINNING   INVESTMENT     (LOSSES) ON      INVESTMENT   FROM REALIZED
                                OF PERIOD     INCOME        SECURITIES        INCOME     CAPITAL GAINS
                                ----------------------------------------------------------------------
----------------------
GOVERNMENT PORTFOLIO
----------------------
CLASS A
  1998                           $ 1.00       $0.05           $   --          $(0.05)       $   --
  1997                             1.00        0.05               --           (0.05)           --
  1996(4)                          1.00        0.01               --           (0.01)           --
  1994(5)                          1.00        0.01               --           (0.01)           --
  1993(6)                          1.00        0.03               --           (0.03)           --
CLASS B
  1998                           $ 1.00       $0.05           $   --          $(0.05)       $   --
  1997                             1.00        0.05               --           (0.05)           --
  1996(7)                          1.00        0.02               --           (0.02)           --
------------------------
GOVERNMENT II PORTFOLIO
------------------------
CLASS A
  1998                           $ 1.00       $0.05           $   --          $(0.05)       $   --
  1997                             1.00        0.05               --           (0.05)           --
  1996                             1.00        0.06               --           (0.06)           --
  1995                             1.00        0.04               --           (0.04)           --
  1994                             1.00        0.03               --           (0.03)           --
  1993                             1.00        0.04               --           (0.04)           --
  1992                             1.00        0.06               --           (0.06)           --
  1991                             1.00        0.08               --           (0.08)           --
  1990                             1.00        0.09               --           (0.09)           --
  1989                             1.00        0.07               --           (0.07)           --
CLASS B
  1998                           $ 1.00       $0.05           $   --          $(0.05)       $   --
  1997                             1.00        0.05               --           (0.05)           --
  1996                             1.00        0.05               --           (0.05)           --
  1995                             1.00        0.04               --           (0.04)           --
  1994                             1.00        0.03               --           (0.03)           --
  1993                             1.00        0.03               --           (0.03)           --
  1992                             1.00        0.05               --           (0.05)           --
  1991(8)                          1.00        0.00               --           (0.00)           --
------------------
TREASURY PORTFOLIO
------------------
CLASS A
  1998                           $ 1.00       $0.05           $   --          $(0.05)       $   --
  1997                             1.00        0.05               --           (0.05)           --
  1996                             1.00        0.06               --           (0.06)           --
  1995                             1.00        0.04               --           (0.04)           --
  1994                             1.00        0.03               --           (0.03)           --
  1993(9)                          1.00        0.01               --           (0.01)           --
CLASS B
  1998(10)                       $ 1.00       $0.03           $   --          $(0.03)       $   --

FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
                                                                                                              RATIO OF
                                                                                                                NET
                                                                                    RATIO OF     RATIO OF    INVESTMENT
                                                                                      NET        EXPENSES    INCOME TO
                                                                       RATIO OF    INVESTMENT   TO AVERAGE    AVERAGE
                                NET ASSET               NET ASSETS     EXPENSES    INCOME TO    NET ASSETS   NET ASSETS
                                VALUE END    TOTAL        END OF      TO AVERAGE    AVERAGE     (EXCLUDING   (EXCLUDING
                                OF PERIOD    RETURN    PERIOD (000)   NET ASSETS   NET ASSETS    WAIVERS)     WAIVERS)
                                ---------------------------------------------------------------------------------------
----------------------
GOVERNMENT PORTFOLIO
----------------------
CLASS A
  1998                           $ 1.00        5.52%     $  142,929      0.20%        5.40%        0.56%        5.04%
  1997                             1.00        5.33         116,373      0.20         5.22         0.55         4.87
  1996(4)                          1.00        1.48+         48,762      0.20         5.55         0.33         5.42
  1994(5)                          1.00        3.22              --      0.20         3.04         0.37         2.87
  1993(6)                          1.00        3.19          20,022      0.20         3.41         0.38         3.23
CLASS B
  1998                           $ 1.00        5.21%     $   29,102      0.50%        5.06%        0.61%        4.95%
  1997                             1.00        5.02          53,144      0.50         4.91         0.62         4.79
  1996(7)                          1.00        2.39+         14,997      0.50         5.27         0.63         5.14
------------------------
GOVERNMENT II PORTFOLIO
------------------------
CLASS A
  1998                           $ 1.00        5.45%     $  863,427      0.20%        5.32%        0.51%        5.01%
  1997                             1.00        5.29         762,015      0.20         5.17         0.45         4.92
  1996                             1.00        5.83         810,365      0.20         5.69         0.29         5.60
  1995                             1.00        4.39         786,405      0.20         4.33         0.30         4.23
  1994                             1.00        3.02         738,040      0.20         2.98         0.29         2.89
  1993                             1.00        3.57         664,540      0.20         3.48         0.29         3.39
  1992                             1.00        5.73         534,303      0.20         5.56         0.28         5.48
  1991                             1.00        8.01         500,526      0.20         7.66         0.31         7.55
  1990                             1.00        8.90         257,523      0.20         8.49         0.32         8.37
  1989                             1.00        7.53         155,987      0.20         7.22         0.36         7.06
CLASS B
  1998                           $ 1.00        5.14%     $   31,851      0.50%        5.02%        0.56%        4.96%
  1997                             1.00        4.98          16,323      0.50         4.87         0.56         4.81
  1996                             1.00        5.52          19,678      0.50         5.41         0.59         5.32
  1995                             1.00        4.08          15,201      0.50         4.33         0.60         4.23
  1994                             1.00        2.71          21,462      0.50         2.68         0.60         2.58
  1993                             1.00        3.26             338      0.50         3.35         0.59         3.26
  1992                             1.00        5.02           1,906      0.48         4.75         0.59         4.64
  1991(8)                          1.00        0.00             607      0.50         6.44         3.76         3.18
------------------
TREASURY PORTFOLIO
------------------
CLASS A
  1998                           $ 1.00        5.49%     $  187,790      0.20%        5.36%        0.59%        4.97%
  1997                             1.00        5.32          67,924      0.20         5.19         0.60         4.79
  1996                             1.00        5.89          54,820      0.20         5.72         0.36         5.56
  1995                             1.00        4.29          39,129      0.20         4.17         0.34         4.03
  1994                             1.00        3.00          46,296      0.20         2.96         0.33         2.82
  1993(9)                          1.00        2.91          44,624      0.20         2.89         0.42         2.67
CLASS B
  1998(10)                       $ 1.00        5.18%     $   68,089      0.50%        5.13%        0.64%        4.99%

FINANCIAL HIGHLIGHTS (CONTINUED) _______________________________________________

FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
                                NET ASSET                NET REALIZED AND   DISTRIBUTIONS
                                  VALUE        NET       UNREALIZED GAINS    FROM NET    DISTRIBUTIONS
                                BEGINNING   INVESTMENT     (LOSSES) ON      INVESTMENT   FROM REALIZED
                                OF PERIOD     INCOME        SECURITIES        INCOME     CAPITAL GAINS
                                ----------------------------------------------------------------------
--------------------
TREASURY II PORTFOLIO
--------------------
CLASS A
  1998                           $ 1.00       $0.05           $   --          $(0.05)       $   --
  1997                             1.00        0.05               --           (0.05)           --
  1996                             1.00        0.05               --           (0.05)           --
  1995                             1.00        0.04               --           (0.04)           --
  1994                             1.00        0.03               --           (0.03)           --
  1993                             1.00        0.03               --           (0.03)           --
  1992                             1.00        0.06               --           (0.06)           --
  1991                             1.00        0.07               --           (0.07)           --
  1990(11)                         1.00        0.08               --           (0.08)           --
CLASS B
  1998                           $ 1.00       $0.05           $   --          $(0.05)       $   --
  1997                             1.00        0.05               --           (0.05)           --
  1996                             1.00        0.05               --           (0.05)           --
  1995                             1.00        0.04               --           (0.04)           --
  1994                             1.00        0.03               --           (0.03)           --
  1993                             1.00        0.03               --           (0.03)           --
  1992                             1.00        0.05               --           (0.05)           --
  1991(12)                         1.00        0.07               --           (0.07)           --

FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
                                                                                                              RATIO OF
                                                                                                                NET
                                                                                    RATIO OF     RATIO OF    INVESTMENT
                                                                                      NET        EXPENSES    INCOME TO
                                                                       RATIO OF    INVESTMENT   TO AVERAGE    AVERAGE
                                NET ASSET               NET ASSETS     EXPENSES    INCOME TO    NET ASSETS   NET ASSETS
                                VALUE END    TOTAL        END OF      TO AVERAGE    AVERAGE     (EXCLUDING   (EXCLUDING
                                OF PERIOD    RETURN    PERIOD (000)   NET ASSETS   NET ASSETS    WAIVERS)     WAIVERS)
                                ---------------------------------------------------------------------------------------
--------------------
TREASURY II PORTFOLIO
--------------------
CLASS A
  1998                           $ 1.00        5.20%     $  748,061      0.25%        5.08%        0.56%        4.77%
  1997                             1.00        5.07         780,718      0.25         4.96         0.52         4.69
  1996                             1.00        5.58         418,250      0.25         5.44         0.34         5.35
  1995                             1.00        4.17         397,682      0.25         4.11         0.35         4.01
  1994                             1.00        2.88         364,334      0.25         2.84         0.34         2.76
  1993                             1.00        3.46         352,435      0.25         3.40         0.34         3.31
  1992                             1.00        5.48         282,535      0.25         5.43         0.31         5.37
  1991                             1.00        7.76         490,705      0.25         7.11         0.41         6.95
  1990(11)                         1.00        7.90          72,777      0.25         7.66         0.69         7.22
CLASS B
  1998                           $ 1.00        4.88%     $   69,572      0.55%        4.78%        0.61%        4.72%
  1997                             1.00        4.76          54,148      0.55         4.65         0.63         4.57
  1996                             1.00        5.27          26,447      0.55         5.18         0.64         5.09
  1995                             1.00        3.86          44,680      0.55         3.71         0.65         3.61
  1994                             1.00        2.57          22,448      0.55         2.54         0.64         2.46
  1993                             1.00        3.15           6,038      0.55         3.42         0.64         3.33
  1992                             1.00        5.16         102,182      0.55         4.97         0.61         4.91
  1991(12)                         1.00        7.16          85,439      0.55         7.18         0.67         7.06


  + RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

 (1) MONEY MARKET CLASS B SHARES WERE FULLY LIQUIDATED MARCH 12, 1997, AND RE-OFFERED BEGINNING AUGUST 12, 1997. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.


 (2) MONEY MARKET CLASS B SHARES WERE OFFERED BEGINNING OCTOBER 12, 1990. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.


 (3) PRIME OBLIGATION CLASS B SHARES WERE OFFERED BEGINNING MARCH 26, 1991. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.


 (4) GOVERNMENT CLASS A SHARES WERE REOFFERED BEGINNING OCTOBER 27, 1995. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.


 (5) GOVERNMENT CLASS A SHARES WERE FULLY LIQUIDATED JUNE 2, 1993. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.


 (6) GOVERNMENT CLASS A SHARES WERE OFFERED BEGINNING MARCH 8, 1992. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.


 (7) GOVERNMENT CLASS B SHARES WERE OFFERED BEGINNING AUGUST 22, 1995. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.


 (8) GOVERNMENT II CLASS B SHARES WERE OFFERED BEGINNING JANUARY 28, 1991. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.


 (9) TREASURY CLASS A SHARES WERE OFFERED BEGINNING SEPTEMBER 30, 1992. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.


(10) TREASURY CLASS B SHARES WERE OFFERED BEGINNING AUGUST 4, 1997. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.


(11) TREASURY II CLASS A SHARES WERE OFFERED BEGINNING JULY 28, 1989. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.


(12) TREASURY II CLASS B SHARES WERE OFFERED BEGINNING FEBRUARY 15, 1990. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.

THE TRUST
      __________________________________________________________________________


SEI DAILY INCOME TRUST (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in separate diversified investment portfolios. This Prospectus offers shares of the Trust's Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Portfolios (each a "Portfolio," and, together, the "Portfolios"). Each Portfolio has separate classes of shares which provide for variations in distribution, shareholder servicing and transfer agency costs, voting rights and dividends. Each of the Portfolios offers Class A, Class B, Class C and Sweep Class shares, except the Federal Securities Portfolio, which offers only Class A shares. The Government Portfolio also offers CNI Class shares. Additional information pertaining to the Trust may be obtained by writing SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.


INVESTMENT
OBJECTIVES AND
POLICIES
     ___________________________________________________________________________
MONEY MARKET
PORTFOLIO
                     The Money Market Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Portfolio invests in obligations denominated in U.S. dollars consisting of: (i) commercial paper issued by U.S. and foreign issuers rated, at the time of investment, in the highest short-term rating category by two or more nationally recognized statistical rating organizations (each, an "NRSRO"), or one NRSRO if only one NRSRO has rated the security or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment;
                     (iii) short-term corporate obligations issued by U.S. and foreign issuers with a remaining term of not more than 397 days that issue commercial paper of comparable priority and security meeting the above ratings; (iv) short-term obligations issued by state and local governmental issuers which are rated, at the time of investment, by at least two NRSROs in one of the two highest municipal bond rating categories, or, if not rated, determined by the Adviser to be of comparable quality, and which carry yields that are competitive with those of other types of money market instruments of comparable quality; (v) U.S. dollar denominated obligations of foreign governments including Canadian and Provincial Government and Crown Agency Obligations; (vi) investments permitted for the Government II Portfolio (see below); and (vii) repurchase agreements involving any of the foregoing obligations.

PRIME OBLIGATION
PORTFOLIO
                     The Prime Obligation Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Portfolio invests exclusively in obligations of U.S. issuers (excluding foreign branches of

                     U.S. banks or U.S. branches of foreign banks) consisting of: (i) commercial paper rated, at the time of investment, in the highest short-term rating category by two or more NRSROs, or one NRSRO if only one NRSRO has rated the security or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. commercial banks or savings and loan institutions having total assets of $500 million or more as shown on their last published financial statements at the time of investment and that are insured by the Federal Deposit Insurance Corporation; (iii) corporate obligations with a remaining term of not more than 397 days of issuers that issue commercial paper of comparable priority and security meeting the above ratings or, if not rated, determined by the Adviser to be of comparable quality; (iv) short-term obligations issued by state and local governmental issuers which are rated, at the time of investment, in the highest municipal bond rating categories by at least two NRSROs, or, if not rated, determined by the Adviser to be of comparable quality, and which carry yields that are competitive with those of other types of money market instruments of comparable quality;
                     (v) investments permitted for the Government II Portfolio (see below); and (vi) repurchase agreements involving any of the foregoing obligations.

GOVERNMENT PORTFOLIO
                     The Government Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Portfolio invests exclusively in (i) U.S. Treasury obligations; (ii) obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government; and (iii) repurchase agreements involving such obligations.

GOVERNMENT II
PORTFOLIO
                     The Government II Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Portfolio invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government.

TREASURY PORTFOLIO
                     The Treasury Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Portfolio invests exclusively in U.S. Treasury obligations and repurchase agreements involving such obligations.

TREASURY II
PORTFOLIO
                     The Treasury II Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Portfolio invests exclusively in U.S. Treasury obligations.

FEDERAL SECURITIES
PORTFOLIO
                     The Federal Securities Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Portfolio invests exclusively in general obligations issued by the U.S. Treasury and repurchase agreements involving such obligations.

                           There can be no assurance that the Portfolios will
                     achieve their respective investment objectives.

GENERAL INVESTMENT
POLICIES
     ___________________________________________________________________________

                     In purchasing obligations, the Portfolios comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as that Rule may be amended from time to time. These requirements currently provide that the Portfolios must limit their investments to securities with remaining maturities of 397 days or less, and must maintain a dollar-weighted average maturity of 90 days or less. In addition, under Rule 2a-7, the Portfolios may only invest in securities (other than U.S. Government Securities) rated in one of the two highest categories for short-term securities by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if only one NRSRO has rated the security), or, if unrated, determined by the Adviser (in accordance with procedures adopted by the Trust's Board of Trustees) to be of equivalent quality to rated securities in which the Portfolio may invest.

                           Securities rated in the highest rating category by at
                     least two NRSROs (or, if unrated, determined by the Adviser to be of comparable quality) are "first tier" securities. Non-first tier securities rated in the second highest rating category by at least one NRSRO (or, if unrated, determined by the Adviser to be of comparable quality) are considered to be "second tier" securities.

                           Although the Portfolios are governed by Rule 2a-7,
                     their investment policies are, in certain respects, more restrictive than those imposed by that Rule.

                           Each Portfolio may invest up to 10% of its net assets
                     in illiquid securities. However, restricted securities, including Rule 144A securities and Section 4(2) commercial paper, that meet the criteria established by the Board of Trustees of the Trust will be considered liquid. In addition, each Portfolio may invest in U.S. Treasury STRIPS (as defined in the "Description of Permitted Investments and Risk Factors").

                           Each Portfolio may purchase securities on a
                     when-issued basis.

                           For temporary defensive purposes, the Portfolios may
                     maintain 100% of their assets in cash.

                           For a description of the permitted investments and
                     the above ratings see "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.

INVESTMENT
LIMITATIONS
        ________________________________________________________________________

                     The investment objectives and certain of the investment limitations are fundamental policies of the Portfolios. It is a fundamental policy of each Portfolio to use its best efforts to maintain a constant net asset value of $1.00 per share. There can be no assurance that any Portfolio will achieve its investment objective, or that any Portfolio will be able to maintain a net asset value of $1.00 per share on a continuing basis.

                           Fundamental policies cannot be changed with respect
                     to the Trust or a Portfolio without the consent of the holders of a majority of the Trust or that Portfolio's outstanding shares.

                     EACH PORTFOLIO MAY NOT:

                     1. Purchase securities of any issuer (except securities
                        issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if as a result, more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer; provided, however, that any Portfolio except the Money Market and Prime Obligation Portfolios may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the 1940 Act.

                     2. Purchase any securities which would cause more than 25%
                        of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) domestic banks and (b) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

                     3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of that Portfolio. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Portfolio makes additional investments and any interest paid on such borrowings will reduce the income of that Portfolio.

                     The foregoing percentage limitations (except the limitation on borrowing) will apply at the time of the purchase of a security. Additional fundamental and non-fundamental investment limitations are set forth in the Statement of Additional Information.
THE MANAGER
          ______________________________________________________________________


                     SEI Fund Management (the "Manager" or the "Transfer Agent") provides the Trust with overall management services, regulatory reporting, all necessary office space, equipment, personnel and facilities and acts as transfer agent, dividend disbursing agent, and shareholder servicing agent for the shares of each Portfolio.


                           For these services, the Manager is entitled to a fee,
                     which is calculated daily and paid monthly, at an annual rate of each Portfolio's average daily net assets as follows: Money Market Portfolio--.33%; Prime Obligation Portfolio--.19%; Government Portfolio-- .24%; Government II Portfolio--.19%; Treasury Portfolio--.24%; Treasury II Portfolio-- .24%; and Federal Securities Portfolio--.55%. The Manager has contractually agreed to waive up to all of its fee and, if necessary, pay other operating expenses in order to limit the total operating expenses of the Portfolios. The Manager has also voluntarily agreed to waive up to all of its fee in order to limit total operating expenses of the Portfolios. The Manager reserves the right, in its sole discretion, to terminate these voluntary waivers at any time. For the fiscal year ended January 31, 1998, the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Portfolios paid management fees, after waivers, of .12%, .15%, .14%, .14%, .09% and .20%, respectively, of their average daily net assets.

THE ADVISER
         _______________________________________________________________________


                     Wellington Management Company, LLP (the "Adviser" or "WMC") serves as the investment adviser for each Portfolio under an advisory agreement with the Trust. The Adviser is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and individuals. Under the advisory agreement, the Adviser invests the assets of the Portfolios and continuously reviews, supervises and administers each Portfolio's investment program. The Adviser is independent of the Manager and SEI and discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust.



                           The Adviser and its predecessor organizations have
                     provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. As of March 31, 1998, the Adviser had discretionary management authority with respect to approximately $193.9 billion of assets, including the assets of the Trust and SEI Liquid Asset Trust, each an open-end management investment company administered by the Manager. The principal address of the Adviser is 75 State Street, Boston, Massachusetts 02109. WMC is a Massachusetts limited liability partnership whose managing partners are Robert W. Doran, Duncan M. McFarland and John R. Ryan.



                           The Adviser is entitled to a fee, which is calculated
                     daily and paid monthly, at an annual rate of .075% of the combined average daily net assets of the Portfolios of the Trust up to $500 million and .02% of such combined average daily net assets in excess of $500 million. Such fees are allocated daily among the Portfolios on the basis of their relative net assets. For the fiscal year ended January 31, 1998, each of the Portfolios paid the Adviser advisory fees, after fee waivers, of .01% of their relative net assets.


DISTRIBUTION AND
SHAREHOLDER
SERVICING
      __________________________________________________________________________

                     SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, serves as each Portfolio's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust.

                           The Portfolios have adopted plans under which firms,
                     including the Distributor, that provide shareholder and administrative services may receive compensation therefor. The Class A and B plans differ in a number of ways, including the amounts that may be paid. Under each plan, the Distributor may provide those services itself or may enter into arrangements under which third parties provide such services and are compensated by the Distributor. Under such arrangements the Distributor may retain as a profit any difference between the fee it receives and the amount it pays such third party. In addition, the Portfolios may enter into such arrangements directly.


                           Under the Class A plan, the Distributor is entitled
                     to receive a fee at an annual rate of up to .25% of the average daily net assets of such Portfolio attributable to Class A shares in return for provision of a broad range of shareholder and administrative services. Under the Class B shareholder service plan, a Portfolio will pay shareholder servicing fees at an annual rate of up to .25% of its average daily net assets in return for the Distributor's (or its agent's) efforts in maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided or investments; and assisting clients in changing dividend options, account designations and addresses. In addition, the Class B shares may pay administrative services fees at a specified percentage of the average daily net assets of the shares of the Class (up to .05%). Administrative services include providing sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments.


                           It is possible that an institution may offer
                     different classes of shares to its customers and thus receive compensation with respect to different classes. These financial institutions may also charge separate fees to their customers.

                           The Distributor may, from time to time and at its own
                     expense, provide promotional incentives, in the form of cash or other compensation to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Portfolios' shares.

PURCHASE AND
REDEMPTION OF SHARES
    ____________________________________________________________________________


                     Financial institutions may acquire shares of the Portfolios for their own accounts, or as a record owner on behalf of fiduciary, agency or custody accounts, by placing orders with the Transfer Agent (or its authorized agent). Institutions that use certain SEI proprietary systems may place orders electronically through those systems. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness on the same day. Financial institutions that purchase shares for the accounts of their customers may impose separate charges on these customers for account services.

                           Shares of each Portfolio may be purchased or redeemed
                     on days on which the New York Stock Exchange is open for business ("Business Days"). However, money market fund shares cannot be purchased by Federal Reserve wire on Federal holidays restricting wire transfers.

                           Shareholders who desire to purchase shares with cash
                     must place their orders with the Transfer Agent (or its authorized agent) prior to the determination of net asset value and in accordance with the procedures described below for the order to be accepted on that Business Day. Cash investments must be transmitted or delivered in federal funds to the wire agent by the close of business on the same day the order is placed. The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust or shareholders to accept such purchase order.


                           The Trust will send shareholders a statement of
                     shares owned after each transaction. The purchase price of shares is the net asset value next determined after a purchase order is received and accepted by the Trust, which is expected to remain constant at $1.00. The net asset value per share of a Portfolio is determined by dividing the total value of its investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. A Portfolio's investments will be valued by the amortized cost method described in the Statement of Additional Information. Net asset value per share is determined on each Business Day as of 4:30 p.m. Eastern time, except that the net asset value per share of the Government II and Treasury II Portfolios is determined as of 2:30 p.m. Eastern time on each Business Day and 5:00 p.m. Eastern time on each Business Day for the Prime Obligation Portfolio. Financial institutions which purchase and redeem shares for the accounts of their customers may impose their own cut-off times for receipt of purchase and redemption requests directed through them.


                           Shareholders who desire to redeem shares of a
                     Portfolio must place their redemption orders with the Transfer Agent (or its authorized agent) prior to the determination of net asset value and in accordance with the procedures described below on any Business Day. The redemption price is the net asset value per share of the Portfolio next determined after receipt by the Transfer Agent of the redemption order. Payment on redemptions will be made as promptly as possible and, in any event, within seven days after the redemption order is received.

                           Shareholders who desire to purchase or redeem shares
                     of the Money Market, Prime Obligation, Government or Treasury Portfolios after 2:00 p.m. Eastern time must contact the Transfer Agent one week in advance to establish the requisite operational requirements for late day trading. Even after these procedures are in place, investors are encouraged to execute as many trades as possible prior to 2:00 p.m. Eastern time.


                           Shareholders who wish to receive same-day acceptance
                     of investment in the Money Market, Prime Obligation, Government and Treasury Portfolios after 2:00 p.m. Eastern time must contact the Transfer Agent before 4:30 p.m. Eastern time, 2:30 p.m. Eastern time for the Government II and Treasury II Portfolios and 5:00 p.m. Eastern time for the

                     Prime Obligation Portfolio to place the trade and must obtain a security code number for each trade. It is necessary to obtain a new security code number for each purchase placed in the Portfolios after 2:00 p.m. Eastern time. Security code numbers are assigned exclusively by means of telephone communications and are effective for one transaction only and may not be used more than once.


                           Purchase and redemption orders may be placed by
                     telephone. Neither the Trust nor the Trust's Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Trust's Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

                           If market conditions are extraordinarily active, or
                     other extraordinary circumstances exist, shareholders may experience difficulties placing redemption orders by telephone, and may wish to consider placing orders by other means.
PERFORMANCE
          ______________________________________________________________________


                     For any Portfolio, the performance of Class A shares will normally be higher than that of Class B shares because of the additional administrative services expenses charged to Class B shares. Likewise, the performance of Class B shares will normally be higher than that of Class C, CNI Class or Sweep Class shares because of the additional administrative services expenses charged to Class C shares and the additional distribution and shareholder servicing expenses charged to CNI Class and Sweep Class shares.


                           From time to time, each Portfolio may advertise the
                     "current yield" and "effective yield" (also called "effective compound yield"). These figures are based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The "current yield" of a Portfolio refers to the income generated by a hypothetical investment in such Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized," the income generated during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" (also called "effective compound yield") is calculated similarly but, when annualized, the income earned by an investment in a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

                           Each Portfolio may periodically compare its
                     performance to that of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical) or financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or (iv) to other investment alternatives. Each Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy and investment techniques.
TAXES
  ______________________________________________________________________________

                     The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolios or their shareholders. In addition, state and local tax consequences of an investment in the Portfolio may differ from the federal income tax consequences described below. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.
TAX STATUS
OF THE PORTFOLIOS
                     Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. Each Portfolio intends to qualify or to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on net investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders.
TAX STATUS
OF DISTRIBUTIONS
                     Each Portfolio distributes substantially all of its net investment income (including net short-term capital gains) to shareholders. Dividends from a Fund's net investment company taxable income are taxable to its shareholders as ordinary income (whether received in cash or in additional shares) and will not qualify for the corporate dividends received deduction. Distributions of net capital gains are taxable to shareholders as long-term capital gains, regardless of how long shareholders have held their shares and regardless of whether the distributions are received in cash or in additional shares. The Portfolios provide annual reports to shareholders of the federal income tax status of all distributions.

                           Dividends declared by a Portfolio in October,
                     November or December of any year and payable to shareholders of record on a date in such a month, will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of the year declared if paid by the Portfolio at any time during the following January.

                           Income received on direct U.S. Government obligations
                     is exempt from tax at the state level when received directly by a Portfolio and may be exempt, depending on the state, when received by a shareholder from a Portfolio provided certain state-specific conditions are satisfied. Interest received on repurchase agreements collateralized by U.S. Government obligations normally is not exempt from state taxation. Each Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from a Portfolio is considered tax exempt in their particular states.

                           With respect to investments in U.S. Treasury STRIPS,
                     which are sold at original issue discount and thus do not make periodic cash interest payments, each Portfolio will be required to include as part of its current income the accreted interest on any such obligations even though the Portfolio has not received any interest payments on such obligations during that period. Because the Portfolio distributes all of its net investment income to its shareholders, a Portfolio may have to sell portfolio securities to distribute such imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities, and which may result in a taxable gain or loss.

                           Each Portfolio intends to make sufficient
                     distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to RICs.

                           Each sale, exchange, or redemption of Portfolio
                     shares is a taxable transaction to the shareholder.

GENERAL INFORMATION
         _______________________________________________________________________
THE TRUST

                     The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. In addition to the Portfolios, the Trust consists of the following portfolios: Short-Duration Government Portfolio, Intermediate-Duration Government Portfolio, GNMA Portfolio, Corporate Daily Income Portfolio and Treasury Securities Daily Income Portfolio. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto.


                           The Trust pays its expenses, including fees of its
                     service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under state and federal securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.
TRUSTEES OF THE TRUST
                     The management and affairs of the Trust are supervised by the Trustees under the laws of The Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.
VOTING RIGHTS
                     Each share held entitles the shareholder of record to one vote. The shareholders of each Portfolio or class will vote separately on matters relating solely to that Portfolio or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the

                     Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

REPORTING
                     The Trust issues an unaudited report semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other reports to shareholders of record.
SHAREHOLDER INQUIRIES
                     Shareholder inquiries should be directed to the Manager, SEI Fund Management, Oaks, Pennsylvania 19456.
DIVIDENDS

                     Substantially all of the net investment income (exclusive of capital gains) of each Portfolio is distributed in the form of dividends that are declared on each Business Day, as a dividend for shareholders of record and are distributed monthly in federal funds or in additional shares at the discretion of the shareholder on the first Business Day of each month. Dividends will be paid on the next Business Day to Shareholders who redeem all of their shares of a Portfolio at any other time during the month. The dividends on Class A shares are normally higher than those on Class B shares of each Portfolio because of the additional administrative services expenses charged to Class B shares. Likewise, the dividends on Class B shares are normally higher than those on Class C, CNI Class and Sweep Class shares of each Portfolio because of the additional administrative services expenses charged to Class C shares and the additional distribution and shareholder servicing expenses charged to CNI Class and Sweep Class shares.

COUNSEL AND INDEPENDENT
PUBLIC ACCOUNTANTS
                     Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.

CUSTODIAN AND WIRE AGENT


                     CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 (the "Custodian"), serves as custodian and wire agent of the assets of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Portfolios. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

DESCRIPTION OF
PERMITTED
INVESTMENTS AND RISK
FACTORS   ______________________________________________________________________

                     The following is a description of certain of the permitted investment practices for the Portfolios and the associated risk factors:
BANKERS' ACCEPTANCES
                     Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.
CERTIFICATES OF DEPOSIT
                     Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market, prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.
COMMERCIAL PAPER
                     Commercial paper is a term used to describe unsecured short-term promissory notes issued by municipalities, corporations and other entities. Maturities on these issues vary from one to 270 days.
DEMAND INSTRUMENTS
                     Certain instruments may entail a demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable rate master demand notes.
FOREIGN SECURITIES
                     The Money Market Portfolio may invest in U.S. dollar denominated obligations including (i) commercial paper of issuers domiciled outside of the United States ("Yankees"),
                     (ii) securities issued by foreign branches of U.S. commercial banks and of U.S. and London branches of foreign banks, and (iii) obligations and securities of foreign governments, including Canadian and Provincial Government and Crown Agency Obligations. The Adviser will attempt to minimize the risks associated with investing in foreign obligations by investing only in those instruments which satisfy the quality and maturity restrictions applicable to the Portfolio.
ILLIQUID SECURITIES

                     Illiquid securities are securities which cannot be disposed of within seven business days at approximately the price at which they are being carried on a Portfolio's books. Illiquid securities include demand instruments with a demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of more than seven days in length.

MUNICIPAL SECURITIES
                     Municipal Securities consist of: (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

                           Municipal Securities include both municipal notes and
                     municipal bonds. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.

                           General obligation bonds are backed by the taxing
                     power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (tolls from a bridge, for example). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

                           TAXABLE MUNICIPAL SECURITIES:  Taxable Municipal
                     Securities are Municipal Securities the interest on which is not exempt from federal income tax. Taxable Municipal Securities include "private activity bonds" that are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking lots, and low income housing. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility's user to meet its financial obligations, and may be secured by a pledge of real and personal property so financed. Interest on these bonds may not be exempt from federal income tax.
REPURCHASE AGREEMENTS

                     Agreements by which a Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 Act.

TIME DEPOSITS
                     Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with maturities of more than seven days are considered to be illiquid.
U.S. GOVERNMENT AGENCY
SECURITIES
                     Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (E.G., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (E.G., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (E.G., Fannie Mae securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Portfolio's shares.
U.S. TREASURY
OBLIGATIONS
                     U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury, as well as separately traded interest and principal component parts of such obligations known as Separately Traded Registered Interest and Principal Securities ("STRIPS") that are transferable through the federal book-entry system.
U.S. TREASURY STRIPS

                     STRIPS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying investments.

VARIABLE AND FLOATING
RATE INSTRUMENTS
                     Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes.
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES
                     When-issued or delayed delivery transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A Portfolio will maintain with the Custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to a Portfolio before settlement.

TABLE OF CONTENTS
               _________________________________________________________________


Annual Operating Expenses.................................................     2
Financial Highlights......................................................     4
The Trust.................................................................     7
Investment Objectives and Policies........................................     7
General Investment Policies...............................................     9
Investment Limitations....................................................     9
The Manager...............................................................    10
The Adviser...............................................................    11
Distribution and Shareholder Servicing....................................    11
Purchase and Redemption of Shares.........................................    12
Performance...............................................................    14
Taxes.....................................................................    15
General Information.......................................................    16
Description of Permitted Investments and Risk Factors.....................    18

SEI DAILY INCOME TRUST
MAY 31, 1998

--------------------------------------------------------------------------------

MONEY MARKET PORTFOLIO
PRIME OBLIGATION PORTFOLIO
GOVERNMENT PORTFOLIO
GOVERNMENT II PORTFOLIO
TREASURY PORTFOLIO
TREASURY II PORTFOLIO

--------------------------------------------------------------------------------

This Prospectus concisely sets forth information about the above-referenced Portfolios that an investor needs to know before investing. Please read this Prospectus carefully, and keep it on file for future reference.


A Statement of Additional Information dated May 31, 1998, has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734. The Statement of Additional Information is incorporated into this Prospectus by reference.


SEI Daily Income Trust (the "Trust") is an open-end management investment company, certain classes of which offer financial institutions a convenient means of investing their own funds, or funds for which they act in a fiduciary, agency or custodial capacity, in professionally managed diversified portfolios of securities. Some portfolios offer separate classes of units of beneficial interest that differ from each other primarily in the allocation of certain distribution and/or shareholder servicing expenses. This Prospectus offers Class C shares of each of the six money market fund portfolios (each a "Portfolio" and, together, the "Portfolios") listed above.

AN INVESTMENT IN A PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT ANY PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

--------------------------------------------------------------------------------

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)        CLASS C
--------------------------------------------------------------------------------


                                                    MONEY      PRIME                                             TREASURY
                                                   MARKET    OBLIGATION  GOVERNMENT   GOVERNMENT II  TREASURY       II
                                                  PORTFOLIO  PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO  PORTFOLIO
                                                  ---------  ----------  -----------  -------------  ---------  ----------
Management/Advisory Fees (AFTER FEE WAIVER) (1)        .13%        .16%         .15%           .15%       .10%        .21%
12b-1 Fees                                             none        none         none           none       none        none
Total Other Expenses                                   .57%        .54%         .55%           .55%       .60%        .54%
  Shareholder Servicing Fees                           .25%        .25%         .25%           .25%       .25%        .25%
--------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (AFTER FEE WAIVER) (2)        .70%        .70%         .70%           .70%       .70%        .75%
--------------------------------------------------------------------------------------------------------------------------



(1) THE MANAGER AND ADVISER HAVE WAIVED A PORTION OF THEIR FEES, AND THE MANAGEMENT/ADVISORY FEES SHOWN REFLECT THESE WAIVERS. ABSENT SUCH WAIVERS, MANAGEMENT/ADVISORY FEES WOULD BE .35% FOR THE MONEY MARKET PORTFOLIO, .26% FOR THE GOVERNMENT, TREASURY AND TREASURY II PORTFOLIOS, AND .21% FOR THE PRIME OBLIGATION AND GOVERNMENT II PORTFOLIOS. MANAGEMENT/ADVISORY FEE FOR THE MONEY MARKET PORTFOLIO HAS BEEN RESTATED TO REFLECT CURRENT EXPENSES.



(2) ABSENT THIS FEE WAIVER, TOTAL OPERATING EXPENSES FOR THE CLASS C SHARES OF THE PORTFOLIOS WOULD BE .92% FOR THE MONEY MARKET PORTFOLIO, .76% FOR THE PRIME OBLIGATION PORTFOLIO, .81% FOR THE GOVERNMENT PORTFOLIO, .76% FOR THE GOVERNMENT II PORTFOLIO, .84% FOR THE TREASURY PORTFOLIO, AND .81% FOR THE TREASURY II PORTFOLIO. TOTAL OPERATING EXPENSES FOR THE MONEY MARKET PORTFOLIO HAVE BEEN RESTATED TO REFLECT CURRENT EXPENSES.


EXAMPLE                                                                  CLASS C
--------------------------------------------------------------------------------

                                                                                    1 YR.       3 YRS.       5 YRS.       10 YRS.
                                                                                 -----------  -----------  -----------  -----------
An investor would pay the following expenses on a $1,000 investment assuming
 (1) a 5% annual return and (2) redemption at the end of each time period:
  Money Market Portfolio                                                          $       7    $      22    $      39    $      87
  Prime Obligation Portfolio                                                      $       7    $      22    $      39    $      87
  Government Portfolio                                                            $       7    $      22    $      39    $      87
  Government II Portfolio                                                         $       7    $      22    $      39    $      87
  Treasury Portfolio                                                              $       7    $      22    $      39    $      87
  Treasury II Portfolio                                                           $       8    $      24    $      42    $      93
-----------------------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


THE PURPOSE OF THIS TABLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT MAY BE DIRECTLY OR INDIRECTLY BORNE BY INVESTORS IN CLASS C SHARES OF THE PORTFOLIOS. A PERSON WHO PURCHASES SHARES THROUGH A FINANCIAL INSTITUTION MAY BE CHARGED SEPARATE FEES BY THAT INSTITUTION. EACH OF THE PORTFOLIOS ALSO OFFERS CLASS A SHARES, CLASS B SHARES AND SWEEP CLASS SHARES, AND THE GOVERNMENT PORTFOLIO ALSO OFFERS CNI CLASS SHARES, WHICH ARE SUBJECT TO THE SAME EXPENSES, EXCEPT THAT CLASS A, CLASS B, CNI CLASS AND SWEEP CLASS SHARES EACH HAVE DIFFERENT DISTRIBUTION AND/OR SHAREHOLDER SERVICING COSTS. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE MANAGER," "THE ADVISER" AND "DISTRIBUTION AND SHAREHOLDER SERVICING."

FINANCIAL HIGHLIGHTS
                  ______________________________________________________________


The following financial highlights for a share outstanding throughout each period have been audited by Arthur Andersen LLP, independent public accountants, whose report thereon, dated March 6, 1998, was unqualified. This information should be read in conjunction with the Trust's financial statements as of and for the fiscal year ended January 31, 1998, and notes thereto, which are incorporated by reference to the Trust's Statement of Additional Information under the heading "Financial Information." Additional performance information is set forth in the Trust's 1998 Annual Report to shareholders, which is available upon request and without charge by calling 1-800-342-5734.


FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
                                NET ASSET                NET REALIZED AND   DISTRIBUTIONS
                                  VALUE        NET       UNREALIZED GAINS    FROM NET    DISTRIBUTIONS   NET ASSET
                                BEGINNING   INVESTMENT     (LOSSES) ON      INVESTMENT   FROM REALIZED   VALUE END
                                OF PERIOD     INCOME        SECURITIES        INCOME     CAPITAL GAINS   OF PERIOD
                                ----------------------------------------------------------------------------------
------------------------
MONEY MARKET PORTFOLIO
------------------------
CLASS C
  1998                           $ 1.00       $0.05           $   --          $(0.05)       $   --        $ 1.00
  1997                             1.00        0.05               --           (0.05)           --          1.00
  1996(1)                          1.00        0.04               --           (0.04)           --          1.00
--------------------------
PRIME OBLIGATION PORTFOLIO
--------------------------
CLASS C
  1998                           $ 1.00       $0.05           $   --          $(0.05)       $   --        $ 1.00
  1997(2)                          1.00        0.04               --           (0.04)           --          1.00
  1995(3)                          1.00        0.03               --           (0.03)           --          1.00
  1994                             1.00        0.03               --           (0.03)           --          1.00
  1993(4)                          1.00        0.03               --           (0.03)           --          1.00
----------------------
GOVERNMENT PORTFOLIO
----------------------
CLASS C
  1998(5)                        $ 1.00       $0.03           $   --          $(0.03)       $   --        $ 1.00
------------------------
GOVERNMENT II PORTFOLIO
------------------------
CLASS C
  1998                           $ 1.00       $0.05           $   --          $(0.05)       $   --        $ 1.00
  1997(6)                          1.00        0.01               --           (0.01)           --          1.00
------------------
TREASURY PORTFOLIO
------------------
CLASS C
  1998                           $ 1.00       $0.05           $   --          $(0.05)       $   --        $ 1.00
  1997                             1.00        0.05               --           (0.05)           --          1.00
  1996(7)                          1.00        0.03               --           (0.03)           --          1.00
--------------------
TREASURY II PORTFOLIO
--------------------
CLASS C
  1998                           $ 1.00       $0.05           $   --          $(0.05)       $   --        $ 1.00
  1997                             1.00        0.04               --           (0.04)           --          1.00
  1996(8)                          1.00        0.04               --           (0.04)           --          1.00

FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
                                                                                                  RATIO OF
                                                                                                    NET
                                                                        RATIO OF     RATIO OF    INVESTMENT
                                                                          NET        EXPENSES    INCOME TO
                                                           RATIO OF    INVESTMENT   TO AVERAGE    AVERAGE
                                            NET ASSETS     EXPENSES    INCOME TO    NET ASSETS   NET ASSETS
                                 TOTAL        END OF      TO AVERAGE    AVERAGE     (EXCLUDING   (EXCLUDING
                                 RETURN    PERIOD (000)   NET ASSETS   NET ASSETS    WAIVERS)     WAIVERS)
                                ---------------------------------------------------------------------------
------------------------
MONEY MARKET PORTFOLIO
------------------------
CLASS C
  1998                             5.12%     $   86,922      0.68%        5.02%        0.92%        4.78%
  1997                             4.92          30,528      0.66         4.84         0.92         4.58
  1996(1)                          3.79+          2,460      0.70         5.17         0.96         4.91
--------------------------
PRIME OBLIGATION PORTFOLIO
--------------------------
CLASS C
  1998                             5.06%     $  207,908      0.70%        5.02%        0.76%        4.96%
  1997(2)                          4.85           4,332      0.70         4.79         0.74         4.75
  1995(3)                          2.55+             --      0.70         2.79         0.77         2.72
  1994                             2.59          20,602      0.70         2.57         0.78         2.48
  1993(4)                          3.13          85,325      0.70         3.05         0.83         2.92
----------------------
GOVERNMENT PORTFOLIO
----------------------
CLASS C
  1998(5)                          5.01%     $   25,341      0.70%        4.94%        0.81%        4.83%
------------------------
GOVERNMENT II PORTFOLIO
------------------------
CLASS C
  1998                             4.93%     $   35,272      0.70%        4.82%        0.76%        4.76%
  1997(6)                          4.71           6,359      0.70         4.69         0.75         4.64
------------------
TREASURY PORTFOLIO
------------------
CLASS C
  1998                             4.96%     $   53,768      0.70%        4.86%        0.84%        4.72%
  1997                             4.80          24,904      0.70         4.70         0.90         4.50
  1996(7)                          2.68+         14,691      0.70         5.12         0.87         4.95
--------------------
TREASURY II PORTFOLIO
--------------------
CLASS C
  1998                             4.67%     $   11,843      0.75%        4.58%        0.81%        4.52%
  1997                             4.55           4,528      0.75         4.45         0.82         4.38
  1996(8)                          3.64+          3,935      0.75         4.85         0.84         4.76


  + RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

 (1) MONEY MARKET CLASS C SHARES WERE OFFERED BEGINNING MAY 17, 1995. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.


 (2) PRIME OBLIGATION CLASS C SHARES WERE RE-OFFERED BEGINNING APRIL 30, 1996. ALL RATIOS AND TOTAL RETURN FOR THE PERIOD HAVE BEEN ANNUALIZED.


 (3) PRIME OBLIGATION CLASS C SHARES WERE FULLY LIQUIDATED OCTOBER 27, 1994. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.


 (4) PRIME OBLIGATION CLASS C SHARES WERE OFFERED BEGINNING MARCH 25, 1992. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.


 (5) GOVERNMENT CLASS C SHARES WERE OFFERED BEGINNING JULY 1, 1997. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANUALIZED.


 (6) GOVERNMENT II CLASS C SHARES WERE OFFERED BEGINNING NOVEMBER 27, 1996. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.


 (7) TREASURY CLASS C SHARES WERE OFFERED BEGINNING JULY 27, 1995. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.


 (8) TREASURY II CLASS C SHARES WERE OFFERED BEGINNING MAY 8, 1995. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.

THE TRUST
      __________________________________________________________________________


SEI DAILY INCOME TRUST (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in separate diversified investment portfolios. This Prospectus offers shares of the Trust's Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Portfolios (each a "Portfolio," and, together, the "Portfolios"). Each Portfolio has separate classes of shares which provide for variations in distribution, shareholder servicing and transfer agency costs, voting rights and dividends. Each of the Portfolios offers Class A, Class B, Class C and Sweep Class shares. The Government Portfolio also offers CNI Class shares. Additional information pertaining to the Trust may be obtained by writing SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.


INVESTMENT
OBJECTIVES AND
POLICIES
     ___________________________________________________________________________
MONEY MARKET
PORTFOLIO
                     The Money Market Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Portfolio invests in obligations denominated in U.S. dollars consisting of: (i) commercial paper issued by U.S. and foreign issuers rated, at the time of investment, in the highest short-term rating category by two or more nationally recognized statistical rating organizations (each, an "NRSRO"), or one NRSRO if only one NRSRO has rated the security or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment;
                     (iii) short-term corporate obligations issued by U.S. and foreign issuers with a remaining term of not more than 397 days that issue commercial paper of comparable priority and security meeting the above ratings; (iv) short-term obligations issued by state and local governmental issuers which are rated, at the time of investment, by at least two NRSROs in one of the two highest municipal bond rating categories, or, if not rated, determined by the Adviser to be of comparable quality, and which carry yields that are competitive with those of other types of money market instruments of comparable quality; (v) U.S. dollar denominated obligations of foreign governments including Canadian and Provincial Government and Crown Agency Obligations; (vi) investments permitted for the Government II Portfolio (see below); and (vii) repurchase agreements involving any of the foregoing obligations.

PRIME OBLIGATION
PORTFOLIO
                     The Prime Obligation Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Portfolio invests exclusively in obligations of U.S. issuers (excluding foreign branches of

                     U.S. banks or U.S. branches of foreign banks) consisting of: (i) commercial paper rated, at the time of investment, in the highest short-term rating category by two or more NRSROs, or one NRSRO if only one NRSRO has rated the security or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. commercial banks or savings and loan institutions having total assets of $500 million or more as shown on their last published financial statements at the time of investment and that are insured by the Federal Deposit Insurance Corporation; (iii) corporate obligations with a remaining term of not more than 397 days of issuers that issue commercial paper of comparable priority and security meeting the above ratings or, if not rated, determined by the Adviser to be of comparable quality; (iv) short-term obligations issued by state and local governmental issuers which are rated, at the time of investment, in the highest municipal bond rating categories by at least two NRSROs, or, if not rated, determined by the Adviser to be of comparable quality, and which carry yields that are competitive with those of other types of money market instruments of comparable quality;
                     (v) investments permitted for the Government II Portfolio (see below); and (vi) repurchase agreements involving any of the foregoing obligations.

GOVERNMENT PORTFOLIO
                     The Government Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Portfolio invests exclusively in (i) U.S. Treasury obligations; (ii) obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government; and (iii) repurchase agreements involving such obligations.

GOVERNMENT II
PORTFOLIO
                     The Government II Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Portfolio invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government.

TREASURY PORTFOLIO
                     The Treasury Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Portfolio invests exclusively in U.S. Treasury obligations and repurchase agreements involving such obligations.

TREASURY II
PORTFOLIO
                     The Treasury II Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Portfolio invests exclusively in U.S. Treasury obligations.

                           There can be no assurance that the Portfolios will
                     achieve their respective investment objectives.

GENERAL INVESTMENT
POLICIES
     ___________________________________________________________________________

                     In purchasing obligations, the Portfolios comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as that Rule may be amended from time to time. These requirements currently provide that the Portfolios must limit their investments to securities with remaining maturities of 397 days or less, and must maintain a dollar-weighted average maturity of 90 days or less. In addition, under Rule 2a-7, the Portfolios may only invest in securities (other than U.S. Government Securities) rated in one of the two highest categories for short-term securities by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if only one NRSRO has rated the security), or, if unrated, determined by the Adviser (in accordance with procedures adopted by the Trust's Board of Trustees) to be of equivalent quality to rated securities in which the Portfolio may invest.

                           Securities rated in the highest rating category by at
                     least two NRSROs (or, if unrated, determined by the Adviser to be of comparable quality) are "first tier" securities. Non-first tier securities rated in the second highest rating category by at least one NRSRO (or, if unrated, determined by the Adviser to be of comparable quality) are considered to be "second tier" securities.

                           Although the Portfolios are governed by Rule 2a-7,
                     their investment policies are, in certain respects, more restrictive than those imposed by that Rule.

                           Each Portfolio may invest up to 10% of its net assets
                     in illiquid securities. However, restricted securities, including Rule 144A securities and Section 4(2) commercial paper, that meet the criteria established by the Board of Trustees of the Trust will be considered liquid. In addition, each Portfolio may invest in U.S. Treasury STRIPS (as defined in the "Description of Permitted Investments and Risk Factors").

                           Each Portfolio may purchase securities on a
                     when-issued basis.

                           For temporary defensive purposes, the Portfolios may
                     maintain 100% of their assets in cash.

                           For a description of the permitted investments and
                     the above ratings see "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.

INVESTMENT
LIMITATIONS
        ________________________________________________________________________

                     The investment objectives and certain of the investment limitations are fundamental policies of the Portfolios. It is a fundamental policy of each Portfolio to use its best efforts to maintain a constant net asset value of $1.00 per share. There can be no assurance that any Portfolio will achieve its investment objective, or that any Portfolio will be able to maintain a net asset value of $1.00 per share on a continuing basis.

                           Fundamental policies cannot be changed with respect
                     to the Trust or a Portfolio without the consent of the holders of a majority of the Trust or that Portfolio's outstanding shares.

                     EACH PORTFOLIO MAY NOT:

                     1. Purchase securities of any issuer (except securities
                        issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if as a result, more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer; provided, however, that any Portfolio except the Money Market and Prime Obligation Portfolios may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the 1940 Act.

                     2. Purchase any securities which would cause more than 25%
                        of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) domestic banks and (b) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

                     3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of that Portfolio. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Portfolio makes additional investments and any interest paid on such borrowings will reduce the income of that Portfolio.

                     The foregoing percentage limitations (except the limitation on borrowing) will apply at the time of the purchase of a security. Additional fundamental and non-fundamental investment limitations are set forth in the Statement of Additional Information.
THE MANAGER
          ______________________________________________________________________


                     SEI Fund Management (the "Manager" or the "Transfer Agent"), provides the Trust with overall management services, regulatory reporting, all necessary office space, equipment, personnel and facilities and acts as transfer agent, dividend disbursing agent, and shareholder servicing agent for the shares of each Portfolio.



                           For these services, the Manager is entitled to a fee,
                     which is calculated daily and paid monthly, at an annual rate of each Portfolio's average daily net assets as follows: Money Market Portfolio--.33%; Prime Obligation Portfolio--.19%; Government Portfolio-- .24%; Government II Portfolio--.19%; Treasury Portfolio--.24%; and Treasury II Portfolio--.24%. The Manager has contractually agreed to waive up to all of its fee and, if necessary, pay other operating expenses in order to limit the total operating expenses of the Portfolios. The Manager has also voluntarily agreed to waive up to all of its fee in order to limit total operating expenses of Class C shares of the Money Market and Government Portfolios. The Manager reserves the right, in its sole discretion, to terminate these voluntary waivers at any time. For the fiscal year ended January 31, 1998, the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Portfolios paid management fees, after waivers, of .12%, .15%, .14%, .14%, .09% and .20%, respectively, of their average daily net assets.

THE ADVISER
         _______________________________________________________________________


                     Wellington Management Company, LLP (the "Adviser" or "WMC") serves as the investment adviser for each Portfolio under an advisory agreement with the Trust. The Adviser is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and individuals. Under the advisory agreement, the Adviser invests the assets of the Portfolios and continuously reviews, supervises and administers each Portfolio's investment program. The Adviser is independent of the Manager and SEI and discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust.



                           The Adviser and its predecessor organizations have
                     provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. As of March 31, 1998, the Adviser had discretionary management authority with respect to approximately $193.9 billion of assets, including the assets of the Trust and SEI Liquid Asset Trust, each an open-end management investment company administered by the Manager. The principal address of the Adviser is 75 State Street, Boston, Massachusetts 02109. WMC is a Massachusetts limited liability partnership whose managing partners are Robert W. Doran, Duncan M. McFarland and John R. Ryan.



                           The Adviser is entitled to a fee, which is calculated
                     daily and paid monthly, at an annual rate of .075% of the combined average daily net assets of the Portfolios of the Trust up to $500 million and .02% of such combined average daily net assets in excess of $500 million. Such fees are allocated daily among the Portfolios on the basis of their relative net assets. For the fiscal year ended January 31, 1998, each of the Portfolios paid the Adviser advisory fees, after fee waivers, of .01% of their relative net assets.


DISTRIBUTION AND
SHAREHOLDER
SERVICING
      __________________________________________________________________________

                     SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, serves as each Portfolio's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust.


                           The Portfolios have adopted plans under which firms,
                     including the Distributor, that provide shareholder and administrative services may receive compensation therefor. The Class A, B, C, CNI Class and Sweep Class plans differ in a number of ways, including the amounts that may be paid. Under each plan, the Distributor may provide those services itself or may enter into arrangements under which third parties provide such services and are compensated by the Distributor. Under such arrangements the Distributor may retain as a profit any difference between the fee it receives and the amount it pays such third party. In addition, the Portfolios may enter into such arrangements directly.


                           Under the Class C shareholder service plan, the
                     Distributor is entitled to receive shareholder servicing fees at an annual rate of up to .25% of its average daily net assets in return for the Distributor's (or its agent's) efforts in maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided or investments; and assisting clients in changing dividend options, account designations and addresses. In addition, the Class C shares may pay administrative services fees at a specified percentage of the average daily net assets of the shares of the Class (up to .25%). Administrative services include providing sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments.


                           It is possible that an institution may offer
                     different classes of shares to its customers and thus receive compensation with respect to different classes. These financial institutions may also charge separate fees to their customers.

                           The Distributor may, from time to time and at its own
                     expense, provide promotional incentives, in the form of cash or other compensation to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Portfolios' shares.

PURCHASE AND
REDEMPTION OF SHARES
    ____________________________________________________________________________


                     Financial institutions may acquire shares of the Portfolios for their own accounts, or as a record owner on behalf of fiduciary, agency or custody accounts, by placing orders with the Transfer Agent (or its authorized agent). Institutions that use certain SEI proprietary systems may place orders electronically through those systems. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness on the same day. Financial institutions that purchase shares for the accounts of their customers may impose separate charges on these customers for account services.


                           Shares of each Portfolio may be purchased or redeemed
                     on days on which the New York Stock Exchange is open for business ("Business Days"). However, money market fund shares cannot be purchased by Federal Reserve wire on Federal holidays restricting wire transfers.

                           Shareholders who desire to purchase shares with cash
                     must place their orders with the Transfer Agent (or its authorized agent) prior to the determination of net asset value and in accordance with the procedures described below for the order to be accepted on that Business Day. Cash investments must be transmitted or delivered in federal funds to the wire agent by the close of business on the same day the order is placed. The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust or shareholders to accept such purchase order.


                           The Trust will send shareholders a statement of
                     shares owned after each transaction. The purchase price of shares is the net asset value next determined after a purchase order is received and accepted by the Trust, which is expected to remain constant at $1.00. The net asset value per share of a Portfolio is determined by dividing the total value of its investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. A Portfolio's investments will be valued by the amortized cost method described in the Statement of Additional Information. Net asset value per share is determined on each Business Day as of 4:30 p.m. Eastern time except that the net asset value per share of the Government II and Treasury II Portfolios is determined as of 2:30 p.m. Eastern time on each Business Day and 5:00 p.m. Eastern time on each Business Day for the Prime Obligation Portfolio. Financial institutions which purchase and redeem shares for the accounts of their customers may impose their own cut-off times for receipt of purchase and redemption requests directed through them.


                           Shareholders who desire to redeem shares of a
                     Portfolio must place their redemption orders with the Transfer Agent (or its authorized agent) prior to the determination of net asset value and in accordance with the procedures described below on any Business Day. The redemption price is the net asset value per share of the Portfolio next determined after receipt by the Transfer Agent of the redemption order. Payment on redemptions will be made as promptly as possible and, in any event, within seven days after the redemption order is received.

                           Shareholders who desire to purchase or redeem shares
                     of the Money Market, Prime Obligation, Government or Treasury Portfolios after 2:00 p.m. Eastern time must contact the Transfer Agent one week in advance to establish the requisite operational requirements for late day trading. Even after these procedures are in place, investors are encouraged to execute as many trades as possible prior to 2:00 p.m. Eastern time.


                           Shareholders who wish to receive same-day acceptance
                     of investment in the Money Market, Prime Obligation, Government and Treasury Portfolios after 2:00 p.m. Eastern time must contact the Transfer Agent before 4:30 p.m. Eastern time, 2:30 p.m. Eastern time for the Government II and Treasury II Portfolios and 5:00 p.m. Eastern time for the Prime Obligation Portfolio to place the trade and must obtain a security code number for each trade. It is necessary to obtain a new security code number for each purchase placed in the Portfolios after 2:00 p.m. Eastern time. Security code numbers are assigned exclusively by means of telephone communications and are effective for one transaction only and may not be used more than once.


                           Purchase and redemption orders may be placed by
                     telephone. Neither the Trust nor the Trust's Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Trust's Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

                           If market conditions are extraordinarily active, or
                     other extraordinary circumstances exist, shareholders may experience difficulties placing redemption orders by telephone, and may wish to consider placing orders by other means.
PERFORMANCE
          ______________________________________________________________________


                     For any Portfolio, the performance of Class A shares will normally be higher than that of Class B shares because of the additional administrative services expenses charged Class B shares. Likewise, the performance of Class B shares will normally be higher than that of Class C, CNI Class and Sweep Class shares because of the additional administrative services expenses charged to Class C shares and the additional distribution and shareholder servicing expenses charged to CNI Class and Sweep Class shares.


                           From time to time, each Portfolio may advertise the
                     "current yield" and "effective yield" (also called "effective compound yield"). These figures are based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The "current yield" of a Portfolio refers to the income generated by a hypothetical investment in such Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized," I.E., the income generated during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" (also called "effective compound yield") is calculated similarly but, when annualized, the income earned by an investment in a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

                           Each Portfolio may periodically compare its
                     performance to that of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical) or financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or (iv) to other investment alternatives. Each Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy and investment techniques.

TAXES
  ______________________________________________________________________________

                     The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolios or their shareholders. In addition, state and local tax consequences of an investment in the Portfolio may differ from the federal income tax consequences described below. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.
TAX STATUS
OF THE PORTFOLIOS
                     Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. Each Portfolio intends to qualify or to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on net investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders.
TAX STATUS
OF DISTRIBUTIONS
                     Each Portfolio distributes substantially all of its net investment income (including net short-term capital gains) to shareholders. Dividends from a Fund's net investment company taxable income are taxable to its shareholders as ordinary income (whether received in cash or in additional shares) and will not qualify for the corporate dividends received deduction. Distributions of net capital gains are taxable to shareholders as long-term capital gains, regardless of how long shareholders have held their shares and regardless of whether the distributions are received in cash or in additional shares. The Portfolios provide annual reports to shareholders of the federal income tax status of all distributions.

                           Dividends declared by a Portfolio in October,
                     November or December of any year and payable to shareholders of record on a date in such a month, will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of the year declared if paid by the Portfolio at any time during the following January.

                           Income received on direct U.S. Government obligations
                     is exempt from tax at the state level when received directly by a Portfolio and may be exempt, depending on the state, when received by a shareholder from a Portfolio provided certain state-specific conditions are satisfied. Interest received on repurchase agreements collateralized by U.S. Government obligations normally is not exempt from state taxation. Each Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from a Portfolio is considered tax exempt in their particular states.

                           With respect to investments in U.S. Treasury STRIPS,
                     which are sold at original issue discount and thus do not make periodic cash interest payments, each Portfolio will be required to include as part of its current income the accreted interest on any such obligations even though the Portfolio has not received any interest payments on such obligations during that period. Because the Portfolio distributes all of its net investment income to its shareholders, a Portfolio may have to sell portfolio securities to distribute such imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities, and which may result in a taxable gain or loss.

                           Each Portfolio intends to make sufficient
                     distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to RICs.

                           Each sale, exchange, or redemption of Portfolio
                     shares is a taxable transaction to the shareholder.

GENERAL INFORMATION
         _______________________________________________________________________
THE TRUST

                     The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. In addition to the Portfolios, the Trust consists of the following portfolios: Federal Securities Portfolio, Short-Duration Government Portfolio, Intermediate-Duration Government Portfolio, GNMA Portfolio, Corporate Daily Income Portfolio and Treasury Securities Daily Income Portfolio. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto.


                           The Trust pays its expenses, including fees of its
                     service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under state and federal securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.
TRUSTEES OF THE TRUST
                     The management and affairs of the Trust are supervised by the Trustees under the laws of The Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.
VOTING RIGHTS

                     Each share held entitles the shareholder of record to one vote. The shareholders of each Portfolio or class will vote separately on matters relating solely to that Portfolio or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

REPORTING
                     The Trust issues an unaudited report semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other reports to shareholders of record.
SHAREHOLDER INQUIRIES
                     Shareholder inquiries should be directed to the Manager, SEI Fund Management, Oaks, Pennsylvania 19456.
DIVIDENDS

                     Substantially all of the net investment income (exclusive of capital gains) of each Portfolio is distributed in the form of dividends that are declared on each Business Day as a dividend for shareholders of record and are distributed monthly in federal funds or in additional shares at the discretion of the shareholder on the first Business Day of each month. Dividends will be paid on the next Business Day to shareholders who redeem all of their shares of a Portfolio at any other time during the month. The dividends on Class A shares are normally higher than those on Class B shares of each Portfolio because of the additional administrative services expenses charged to Class B shares. Likewise, the dividends on Class B shares are normally higher than those on Class C, CNI Class and Sweep Class shares of each Portfolio because of the additional administrative services expenses charged to Class C shares and the additional distribution and shareholder servicing expenses charged to CNI Class and Sweep Class shares.

COUNSEL AND INDEPENDENT
PUBLIC ACCOUNTANTS
                     Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.

CUSTODIAN AND WIRE AGENT


                     CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 (the "Custodian"), serves as custodian and wire agent of the assets of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Portfolios. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

DESCRIPTION OF
PERMITTED
INVESTMENTS AND RISK
FACTORS   ______________________________________________________________________

                     The following is a description of certain of the permitted investment practices for the Portfolios and the associated risk factors:
BANKERS' ACCEPTANCES
                     Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.
CERTIFICATES OF DEPOSIT
                     Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market, prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.
COMMERCIAL PAPER
                     Commercial paper is a term used to describe unsecured short-term promissory notes issued by municipalities, corporations and other entities. Maturities on these issues vary from one to 270 days.
DEMAND INSTRUMENTS
                     Certain instruments may entail a demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable rate master demand notes.
FOREIGN SECURITIES
                     The Money Market Portfolio may invest in U.S. dollar denominated obligations, including (i) commercial paper of issuers domiciled outside of the United States ("Yankees"),
                     (ii) securities issued by foreign branches of U.S. commercial banks and of U.S. and London branches of foreign banks, and (iii) obligations and securities of foreign governments, including Canadian and Provincial Government and Crown Agency Obligations. The Adviser will attempt to minimize the risks associated with investing in foreign obligations by investing only in those instruments which satisfy the quality and maturity restrictions applicable to the Portfolio.
ILLIQUID SECURITIES

                     Illiquid securities are securities which cannot be disposed of within seven business days at approximately the price at which they are being carried on a Portfolio's books. Illiquid securities include demand instruments with a demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of more than seven days in length.

MUNICIPAL SECURITIES
                     Municipal Securities consist of: (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

                           Municipal Securities include both municipal notes and
                     municipal bonds. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.

                           General obligation bonds are backed by the taxing
                     power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (tolls from a bridge, for example). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

                           TAXABLE MUNICIPAL SECURITIES:  Taxable Municipal
                     Securities are Municipal Securities the interest on which is not exempt from federal income tax. Taxable Municipal Securities include "private activity bonds" that are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking lots, and low income housing. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility's user to meet its financial obligations, and may be secured by a pledge of real and personal property so financed. Interest on these bonds may not be exempt from federal income tax.
REPURCHASE AGREEMENTS

                     Agreements by which a Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 Act.

TIME DEPOSITS
                     Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with maturities of more than seven days are considered to be illiquid.
U.S. GOVERNMENT AGENCY
SECURITIES
                     Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (E.G., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (E.G., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (E.G., Fannie Mae securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Portfolio's shares.
U.S. TREASURY
OBLIGATIONS
                     U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury, as well as separately traded interest and principal component parts of such obligations known as Separately Traded Registered Interest and Principal Securities ("STRIPS") that are transferable through the federal book-entry system.
U.S. TREASURY STRIPS

                     STRIPS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying investments.

VARIABLE AND FLOATING
RATE INSTRUMENTS
                     Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes.
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES
                     When-issued or delayed delivery transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A Portfolio will maintain with the Custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to a Portfolio before settlement.

TABLE OF CONTENTS
               _________________________________________________________________


Annual Operating Expenses.................................................     2
Financial Highlights......................................................     3
The Trust.................................................................     4
Investment Objectives and Policies........................................     4
General Investment Policies...............................................     6
Investment Limitations....................................................     6
The Manager...............................................................     7
The Adviser...............................................................     8
Distribution and Shareholder Servicing....................................     8
Purchase and Redemption of Shares.........................................     9
Performance...............................................................    11
Taxes.....................................................................    12
General Information.......................................................    13
Description of Permitted Investments and Risk Factors.....................    15

SEI DAILY INCOME TRUST
MAY 31, 1998

--------------------------------------------------------------------------------

MONEY MARKET PORTFOLIO
PRIME OBLIGATION PORTFOLIO
GOVERNMENT PORTFOLIO
GOVERNMENT II PORTFOLIO
TREASURY PORTFOLIO
TREASURY II PORTFOLIO

--------------------------------------------------------------------------------

This Prospectus concisely sets forth information about the above-referenced Portfolios that an investor needs to know before investing. Please read this Prospectus carefully, and keep it on file for future reference.


A Statement of Additional Information dated May 31, 1998, has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734. The Statement of Additional Information is incorporated into this Prospectus by reference.


SEI Daily Income Trust (the "Trust") is an open-end management investment company, certain classes of which offer financial institutions a convenient means of investing their own funds, or funds for which they act in a fiduciary, agency or custodial capacity, in professionally managed diversified portfolios of securities. Some portfolios offer separate classes of units of beneficial interest that differ from each other primarily in the allocation of certain distribution and/or shareholder servicing expenses. This Prospectus offers Sweep Class shares of each of the six money market fund portfolios (each a "Portfolio" and, together, the "Portfolios") listed above.

AN INVESTMENT IN A PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT ANY PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

--------------------------------------------------------------------------------

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)    SWEEP CLASS
--------------------------------------------------------------------------------


                                                    MONEY      PRIME                                             TREASURY
                                                   MARKET    OBLIGATION  GOVERNMENT   GOVERNMENT II  TREASURY       II
                                                  PORTFOLIO  PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO  PORTFOLIO
                                                  ---------  ----------  -----------  -------------  ---------  ----------
Management/Advisory Fees (AFTER FEE WAIVER) (1)        .13%        .16%         .15%           .15%       .10%        .21%
12b-1 Fees                                             .50%        .50%         .50%           .50%       .50%        .50%
Total Other Expenses                                   .32%        .29%         .30%           .30%       .35%        .29%
  Shareholder Servicing Fees                           .25%        .25%         .25%           .25%       .25%        .25%
--------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (AFTER FEE WAIVER) (2)        .95%        .95%         .95%           .95%       .95%       1.00%
--------------------------------------------------------------------------------------------------------------------------



(1) THE MANAGER AND ADVISER HAVE WAIVED A PORTION OF THEIR FEES, AND THE MANAGEMENT/ADVISORY FEES SHOWN REFLECT THESE WAIVERS. ABSENT SUCH WAIVERS, MANAGEMENT/ADVISORY FEES WOULD BE .35% FOR THE MONEY MARKET PORTFOLIO, .26% FOR THE GOVERNMENT, TREASURY AND TREASURY II PORTFOLIOS, AND .21% FOR THE PRIME OBLIGATION AND GOVERNMENT II PORTFOLIOS.



(2) ABSENT THIS FEE WAIVER, TOTAL OPERATING EXPENSES FOR THE SWEEP CLASS SHARES OF THE PORTFOLIOS WOULD BE 1.16% FOR THE MONEY MARKET PORTFOLIO, 1.01% FOR THE PRIME OBLIGATION PORTFOLIO, 1.06% FOR THE GOVERNMENT PORTFOLIO, 1.01% FOR THE GOVERNMENT II PORTFOLIO, 1.08% FOR THE TREASURY PORTFOLIO AND 1.06% FOR THE TREASURY II PORTFOLIO.


EXAMPLE                                                              SWEEP CLASS
--------------------------------------------------------------------------------

                                                                                    1 YR.       3 YRS.       5 YRS.       10 YRS.
                                                                                 -----------  -----------  -----------  -----------
An investor would pay the following expenses on a $1,000 investment assuming
 (1) a 5% annual return and (2) redemption at the end of each time period:
  Money Market Portfolio                                                          $      10    $      30    $      53    $     117
  Prime Obligation Portfolio                                                      $      10    $      30    $      53    $     117
  Government Portfolio                                                            $      10    $      30    $      53    $     117
  Government II Portfolio                                                         $      10    $      30    $      53    $     117
  Treasury Portfolio                                                              $      10    $      30    $      53    $     117
  Treasury II Portfolio                                                           $      10    $      32    $      55    $     122
-----------------------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


THE PURPOSE OF THIS TABLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT MAY BE DIRECTLY OR INDIRECTLY BORNE BY INVESTORS IN SWEEP CLASS SHARES OF THE PORTFOLIOS. A PERSON WHO PURCHASES SHARES THROUGH A FINANCIAL INSTITUTION MAY BE CHARGED SEPARATE FEES BY THAT INSTITUTION. EACH OF THE PORTFOLIOS ALSO OFFERS CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES, AND THE GOVERNMENT PORTFOLIO ALSO OFFERS CNI CLASS SHARES, WHICH ARE SUBJECT TO THE SAME EXPENSES, EXCEPT THAT CLASS A, CLASS B, CLASS C AND CNI CLASS SHARES EACH HAVE DIFFERENT DISTRIBUTION AND/OR SHAREHOLDER SERVICING COSTS. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE MANAGER," "THE ADVISER" AND "DISTRIBUTION AND SHAREHOLDER SERVICING." LONG-TERM SHAREHOLDERS MAY EVENTUALLY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE OTHERWISE PERMITTED BY THE NASD RULES.

FINANCIAL HIGHLIGHTS
                  ______________________________________________________________


The following financial highlights for a share outstanding throughout each period have been audited by Arthur Andersen LLP, independent public accountants, whose report thereon, dated March 6, 1998, was unqualified. This information should be read in conjunction with the Trust's financial statements as of and for the fiscal year ended January 31, 1998, and notes thereto, which are incorporated by reference to the Trust's Statement of Additional Information under the heading "Financial Information." Additional performance information is set forth in the Trust's 1998 Annual Report to shareholders, which is available upon request and without charge by calling 1-800-342-5734. As of January 31, 1998, there were no Sweep Class shares of the Money Market, Prime Obligation, Government, Government II, and Treasury II Portfolios outstanding.


FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
                                NET ASSET                NET REALIZED AND   DISTRIBUTIONS
                                  VALUE        NET       UNREALIZED GAINS    FROM NET    DISTRIBUTIONS
                                BEGINNING   INVESTMENT     (LOSSES) ON      INVESTMENT   FROM REALIZED
                                OF PERIOD     INCOME        SECURITIES        INCOME     CAPITAL GAINS
                                ----------------------------------------------------------------------
------------------
TREASURY PORTFOLIO
------------------
SWEEP CLASS
  1998(1)                        $ 1.00       $0.02           $   --          $(0.02)       $   --

FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
                                                                                                              RATIO OF
                                                                                                                NET
                                                                                    RATIO OF     RATIO OF    INVESTMENT
                                                                                      NET        EXPENSES    INCOME TO
                                                                       RATIO OF    INVESTMENT   TO AVERAGE    AVERAGE
                                NET ASSET               NET ASSETS     EXPENSES    INCOME TO    NET ASSETS   NET ASSETS
                                VALUE END    TOTAL        END OF      TO AVERAGE    AVERAGE     (EXCLUDING   (EXCLUDING
                                OF PERIOD    RETURN    PERIOD (000)   NET ASSETS   NET ASSETS    WAIVERS)     WAIVERS)
                                ---------------------------------------------------------------------------------------
------------------
TREASURY PORTFOLIO
------------------
SWEEP CLASS
  1998(1)                        $ 1.00        4.74%     $ 69,066        0.95%        4.71%        1.08%        4.58%



 (1) TREASURY SWEEP CLASS SHARES WERE OFFERED BEGINNING AUGUST 1, 1997. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.

THE TRUST
      __________________________________________________________________________


SEI DAILY INCOME TRUST (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in separate diversified investment portfolios. This Prospectus offers shares of the Trust's Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Portfolios (each a "Portfolio," and, together, the "Portfolios"). Each Portfolio has separate classes of shares which provide for variations in distribution, shareholder servicing and transfer agency costs, voting rights and dividends. Each of the Portfolios offers Class A, Class B, Class C and Sweep Class shares. The Government Portfolio also offers CNI Class shares. Additional information pertaining to the Trust may be obtained by writing SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.


INVESTMENT
OBJECTIVES AND
POLICIES
     ___________________________________________________________________________
MONEY MARKET
PORTFOLIO
                     The Money Market Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Portfolio invests in obligations denominated in U.S. dollars consisting of: (i) commercial paper issued by U.S. and foreign issuers rated, at the time of investment, in the highest short-term rating category by two or more nationally recognized statistical rating organizations (each, an "NRSRO"), or one NRSRO if only one NRSRO has rated the security or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment;
                     (iii) short-term corporate obligations issued by U.S. and foreign issuers with a remaining term of not more than 397 days that issue commercial paper of comparable priority and security meeting the above ratings; (iv) short-term obligations issued by state and local governmental issuers which are rated, at the time of investment, by at least two NRSROs in one of the two highest municipal bond rating categories, or, if not rated, determined by the Adviser to be of comparable quality, and which carry yields that are competitive with those of other types of money market instruments of comparable quality; (v) U.S. dollar denominated obligations of foreign governments including Canadian and Provincial Government and Crown Agency Obligations; (vi) investments permitted for the Government II Portfolio (see below); and (vii) repurchase agreements involving any of the foregoing obligations.

PRIME OBLIGATION
PORTFOLIO
                     The Prime Obligation Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Portfolio invests exclusively in obligations of U.S. issuers (excluding foreign branches of

                     U.S. banks or U.S. branches of foreign banks) consisting of: (i) commercial paper rated, at the time of investment, in the highest short-term rating category by two or more NRSROs, or one NRSRO if only one NRSRO has rated the security or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. commercial banks or savings and loan institutions having total assets of $500 million or more as shown on their last published financial statements at the time of investment and that are insured by the Federal Deposit Insurance Corporation; (iii) corporate obligations with a remaining term of not more than 397 days of issuers that issue commercial paper of comparable priority and security meeting the above ratings or, if not rated, determined by the Adviser to be of comparable quality; (iv) short-term obligations issued by state and local governmental issuers which are rated, at the time of investment, in the highest municipal bond rating categories by at least two NRSROs, or, if not rated, determined by the Adviser to be of comparable quality, and which carry yields that are competitive with those of other types of money market instruments of comparable quality;
                     (v) investments permitted for the Government II Portfolio (see below); and (vi) repurchase agreements involving any of the foregoing obligations.

GOVERNMENT PORTFOLIO
                     The Government Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Portfolio invests exclusively in (i) U.S. Treasury obligations; (ii) obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government; and (iii) repurchase agreements involving such obligations.

GOVERNMENT II
PORTFOLIO
                     The Government II Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Portfolio invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government.

TREASURY PORTFOLIO
                     The Treasury Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Portfolio invests exclusively in U.S. Treasury obligations and repurchase agreements involving such obligations.

TREASURY II
PORTFOLIO
                     The Treasury II Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Portfolio invests exclusively in U.S. Treasury obligations.

                           There can be no assurance that the Portfolios will
                     achieve their respective investment objectives.

GENERAL INVESTMENT
POLICIES
     ___________________________________________________________________________

                     In purchasing obligations, the Portfolios comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as that Rule may be amended from time to time. These requirements currently provide that the Portfolios must limit their investments to securities with remaining maturities of 397 days or less, and must maintain a dollar-weighted average maturity of 90 days or less. In addition, under Rule 2a-7, the Portfolios may only invest in securities (other than U.S. Government Securities) rated in one of the two highest categories for short-term securities by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if only one NRSRO has rated the security), or, if unrated, determined by the Adviser (in accordance with procedures adopted by the Trust's Board of Trustees) to be of equivalent quality to rated securities in which the Portfolio may invest.

                           Securities rated in the highest rating category by at
                     least two NRSROs (or, if unrated, determined by the Adviser to be of comparable quality) are "first tier" securities. Non-first tier securities rated in the second highest rating category by at least one NRSRO (or, if unrated, determined by the Adviser to be of comparable quality) are considered to be "second tier" securities.

                           Although the Portfolios are governed by Rule 2a-7,
                     their investment policies are, in certain respects, more restrictive than those imposed by that Rule.

                           Each Portfolio may invest up to 10% of its net assets
                     in illiquid securities. However, restricted securities, including Rule 144A securities and Section 4(2) commercial paper, that meet the criteria established by the Board of Trustees of the Trust will be considered liquid. In addition, each Portfolio may invest in U.S. Treasury STRIPS (as defined in the "Description of Permitted Investments and Risk Factors").

                           Each Portfolio may purchase securities on a
                     when-issued basis.

                           For temporary defensive purposes, the Portfolios may
                     maintain 100% of their assets in cash.

                           For a description of the permitted investments and
                     the above ratings see "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.

INVESTMENT
LIMITATIONS
        ________________________________________________________________________

                     The investment objectives and certain of the investment limitations are fundamental policies of the Portfolios. It is a fundamental policy of each Portfolio to use its best efforts to maintain a constant net asset value of $1.00 per share. There can be no assurance that any Portfolio will achieve its investment objective, or that any Portfolio will be able to maintain a net asset value of $1.00 per share on a continuing basis.

                           Fundamental policies cannot be changed with respect
                     to the Trust or a Portfolio without the consent of the holders of a majority of the Trust or that Portfolio's outstanding shares.

                     EACH PORTFOLIO MAY NOT:

                     1. Purchase securities of any issuer (except securities
                        issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if as a result, more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer; provided, however, that any Portfolio except the Money Market and Prime Obligation Portfolios may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the 1940 Act.

                     2. Purchase any securities which would cause more than 25%
                        of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) domestic banks and (b) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

                     3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of that Portfolio. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Portfolio makes additional investments and any interest paid on such borrowings will reduce the income of that Portfolio.

                     The foregoing percentage limitations (except the limitation on borrowing) will apply at the time of the purchase of a security. Additional fundamental and non-fundamental investment limitations are set forth in the Statement of Additional Information.
THE MANAGER
          ______________________________________________________________________


                     SEI Fund Management (the "Manager" or the "Transfer Agent") provides the Trust with overall management services, regulatory reporting, all necessary office space, equipment, personnel and facilities and acts as transfer agent, dividend disbursing agent, and shareholder servicing agent for the shares of each Portfolio.



                           For these services, the Manager is entitled to a fee,
                     which is calculated daily and paid monthly, at an annual rate of each Portfolio's average daily net assets as follows: Money Market Portfolio--.33%; Prime Obligation Portfolio--.19%; Government Portfolio-- .24%; Government II Portfolio--.19%; Treasury Portfolio--.24% and Treasury II Portfolio--.24%. The Manager has agreed to waive up to all of its fee and, if necessary, pay other operating expenses in order to limit the total operating expenses of the Sweep Class shares of the Portfolio. The Manager reserves the right, in its sole discretion, to terminate these voluntary waivers at any time. For the fiscal year ended January 31, 1998, the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II

                     Portfolios paid management fees, after waivers, of .12%, .15%, .14%, .14%, .09% and .20%, respectively, of their average daily net assets.

THE ADVISER
         _______________________________________________________________________


                     Wellington Management Company, LLP (the "Adviser" or "WMC") serves as the investment adviser for each Portfolio under an advisory agreement with the Trust. The Adviser is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and individuals. Under the advisory agreement, the Adviser invests the assets of the Portfolios and continuously reviews, supervises and administers each Portfolio's investment program. The Adviser is independent of the Manager and SEI and discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust.



                           The Adviser and its predecessor organizations have
                     provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. As of March 31, 1998, the Adviser had discretionary management authority with respect to approximately $193.9 billion of assets, including the assets of the Trust and SEI Liquid Asset Trust, each an open-end management investment company administered by the Manager. The principal address of the Adviser is 75 State Street, Boston, Massachusetts 02109. WMC is a Massachusetts limited liability partnership whose managing partners are Robert W. Doran, Duncan M. McFarland and John R. Ryan.



                           The Adviser is entitled to a fee, which is calculated
                     daily and paid monthly, at an annual rate of .075% of the combined average daily net assets of the Portfolios of the Trust up to $500 million and .02% of such combined average daily net assets in excess of $500 million. Such fees are allocated daily among the Portfolios on the basis of their relative net assets. For the fiscal year ended January 31, 1998, each of the Portfolios paid the Adviser advisory fees, after fee waivers, of .01% of their relative net assets.


DISTRIBUTION AND
SHAREHOLDER
SERVICING
      __________________________________________________________________________

                     SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, serves as each Portfolio's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust. The Portfolios have adopted a distribution plan for its Sweep Class shares (the "Sweep Class Plan") pursuant to Rule 12b-1 under the 1940 Act. The Sweep Class Plan provides for payments to the Distributor at an annual rate of .50% of the Portfolio's average daily net assets attributable to Sweep Class shares. These payments are characterized as "compensation," and are not directly tied to expenses incurred by the
                     Distributor: the payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate Sweep Class shareholders that provide distribution related services to their customers.


                           The Portfolios have adopted plans under which firms,
                     including the Distributor, that provide shareholder and administrative services may receive compensation therefor. The Class A, B, C, CNI and Sweep Class plans differ in a number of ways, including the amounts that may be paid. Under each plan, the Distributor may provide those services itself or may enter into arrangements under which third parties provide such services and are compensated by the Distributor. Under such arrangements the Distributor may retain as a profit any difference between the fee it receives and the amount it pays such third party. In addition, the Portfolios may enter into such arrangements directly.


                           Under the Sweep Class service plan, the Distributor
                     is entitled to receive a fee at an annual rate of up to .25% of the average daily net assets of such Portfolio attributable to Sweep Class shares in return for provision of a broad range of shareholder and administrative services, including maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided or investments; and assisting clients in changing dividend options, account designations and addresses.

                           It is possible that an institution may offer
                     different classes of shares to its customers and thus receive compensation with respect to different classes. These financial institutions may also charge separate fees to their customers.

                           The Distributor may, from time to time and at its own
                     expense, provide promotional incentives, in the form of cash or other compensation to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Portfolios' shares.

PURCHASE AND
REDEMPTION OF SHARES
    ____________________________________________________________________________


                     Financial institutions may acquire shares of the Portfolios for their own accounts, or as a record owner on behalf of fiduciary, agency or custody accounts, by placing orders with the Transfer Agent (or its authorized agent). Institutions that use certain SEI proprietary systems may place orders electronically through those systems. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness on the same day. Financial institutions that purchase shares for the accounts of their customers may impose separate charges on these customers for account services.


                           Shares of each Portfolio may be purchased or redeemed
                     on days on which the New York Stock Exchange is open for business ("Business Days"). However, money market fund shares cannot be purchased by Federal Reserve wire on Federal holidays restricting wire transfers.

                           Shareholders who desire to purchase shares with cash
                     must place their orders with the Transfer Agent (or its authorized agent) prior to the determination of net asset value and in accordance with the procedures described below for the order to be accepted on that Business Day. Cash investments must be transmitted or delivered in federal funds to the wire agent by the close of business on the same day the order is placed. The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust or shareholders to accept such purchase order.


                           The Trust will send shareholders a statement of
                     shares owned after each transaction. The purchase price of shares is the net asset value next determined after a purchase order is received and accepted by the Trust, which is expected to remain constant at $1.00. The net asset value per share of a Portfolio is determined by dividing the total value of its investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. A Portfolio's investments will be valued by the amortized cost method described in the Statement of Additional Information. Net asset value per share is determined on each Business Day as of 4:30 p.m. Eastern time, except that the net asset value per share of the Government II and Treasury II Portfolios is determined as of 2:30 p.m. Eastern time on each Business Day and 5:00 p.m. Eastern time on each Business Day for the Prime Obligation Portfolio. Financial institutions which purchase and redeem shares for the accounts of their customers may impose their own cut-off times for receipt of purchase and redemption requests directed through them.


                           Shareholders who desire to redeem shares of a
                     Portfolio must place their redemption orders with the Transfer Agent (or its authorized agent) prior to the determination of net asset value and in accordance with the procedures described below on any Business Day. The redemption price is the net asset value per share of the Portfolio next determined after receipt by the Transfer Agent of the redemption order. Payment on redemptions will be made as promptly as possible and, in any event, within seven days after the redemption order is received.

                           Shareholders who desire to purchase or redeem shares
                     of the Money Market, Prime Obligation, Government or Treasury Portfolios after 2:00 p.m. Eastern time must contact the Transfer Agent one week in advance to establish the requisite operational requirements for late day trading. Even after these procedures are in place, investors are encouraged to execute as many trades as possible prior to 2:00 p.m. Eastern time.


                           Shareholders who wish to receive same-day acceptance
                     of investment in the Money Market, Prime Obligation, Government and Treasury Portfolios after 2:00 p.m. Eastern time must contact the Transfer Agent before 4:30 p.m. Eastern time, 2:30 p.m. Eastern time for the Government II and Treasury II Portfolios and 5:00 p.m. Eastern time for the Prime Obligation Portfolio to place the trade and must obtain a security code number for each trade. It is necessary to obtain a new security code number for each purchase placed in the Portfolios after 2:00 p.m. Eastern time. Security code numbers are assigned exclusively by means of telephone communications and are effective for one transaction only and may not be used more than once.

                           Purchase and redemption orders may be placed by
                     telephone. Neither the Trust nor the Trust's Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Trust's Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

                           If market conditions are extraordinarily active, or
                     other extraordinary circumstances exist, shareholders may experience difficulties placing redemption orders by telephone, and may wish to consider placing orders by other means.
PERFORMANCE
          ______________________________________________________________________


                     For any Portfolio, the performance of Class A shares will normally be higher than that of Class B shares because of the additional administrative services expenses charged Class B shares. Likewise, the performance of Class B shares will normally be higher than that of Class C, CNI Class and Sweep Class shares because of the additional administrative services expenses charged to Class C shares and the additional distribution and shareholder servicing expenses charged to CNI Class and Sweep Class shares.


                           From time to time, each Portfolio may advertise the
                     "current yield" and "effective yield" (also called "effective compound yield"). These figures are based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The "current yield" of a Portfolio refers to the income generated by a hypothetical investment in such Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized," I.E., the income generated during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" (also called "effective compound yield") is calculated similarly but, when annualized, the income earned by an investment in a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

                           Each Portfolio may periodically compare its
                     performance to that of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical) or financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or (iv) to other investment alternatives. Each Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy and investment techniques.

TAXES
  ______________________________________________________________________________

                     The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolios or their shareholders. In addition, state and local tax consequences of an investment in the Portfolio may differ from the federal income tax consequences described below. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.
TAX STATUS
OF THE PORTFOLIOS
                     Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. Each Portfolio intends to qualify or to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on net investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders.
TAX STATUS
OF DISTRIBUTIONS
                     Each Portfolio distributes substantially all of its net investment income (including net short-term capital gains) to shareholders. Dividends from a Fund's net investment company taxable income are taxable to its shareholders as ordinary income (whether received in cash or in additional shares) and will not qualify for the corporate dividends received deduction. Distributions of net capital gains are taxable to shareholders as long-term capital gains, regardless of how long shareholders have held their shares and regardless of whether the distributions are received in cash or in additional shares. The Portfolios provide annual reports to shareholders of the federal income tax status of all distributions.

                           Dividends declared by a Portfolio in October,
                     November or December of any year and payable to shareholders of record on a date in such a month, will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of the year declared if paid by the Portfolio at any time during the following January.

                           Income received on direct U.S. Government obligations
                     is exempt from tax at the state level when received directly by a Portfolio and may be exempt, depending on the state, when received by a shareholder from a Portfolio provided certain state-specific conditions are satisfied. Interest received on repurchase agreements collateralized by U.S. Government obligations normally is not exempt from state taxation. Each Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from a Portfolio is considered tax exempt in their particular states.

                           With respect to investments in U.S. Treasury STRIPS,
                     which are sold at original issue discount and thus do not make periodic cash interest payments, each Portfolio will be required to include as part of its current income the accreted interest on any such obligations even though the Portfolio has not received any interest payments on such obligations during that period. Because the Portfolio distributes all of its net investment income to its shareholders, a Portfolio may have to sell portfolio securities to distribute such imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities, and which may result in a taxable gain or loss.

                           Each Portfolio intends to make sufficient
                     distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to RICs.

                           Each sale, exchange, or redemption of Portfolio
                     shares is a taxable transaction to the shareholder.

GENERAL INFORMATION
         _______________________________________________________________________
THE TRUST

                     The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. In addition to the Portfolios, the Trust consists of the following portfolios: Federal Securities Portfolio, Short-Duration Government Portfolio, Intermediate-Duration Government Portfolio, GNMA Portfolio, Corporate Daily Income Portfolio and Treasury Securities Daily Income Portfolio. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto.


                           The Trust pays its expenses, including fees of its
                     service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under state and federal securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.
TRUSTEES OF THE TRUST
                     The management and affairs of the Trust are supervised by the Trustees under the laws of The Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.
VOTING RIGHTS

                     Each share held entitles the shareholder of record to one vote. The shareholders of each Portfolio or class will vote separately on matters relating solely to that Portfolio or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

REPORTING
                     The Trust issues an unaudited report semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other reports to shareholders of record.
SHAREHOLDER INQUIRIES
                     Shareholder inquiries should be directed to the Manager, SEI Fund Management, Oaks, Pennsylvania 19456.
DIVIDENDS

                     Substantially all of the net investment income (exclusive of capital gains) of each Portfolio is distributed in the form of dividends that are declared on each Business Day as a dividend for shareholders of record and are distributed monthly in federal funds or in additional shares at the discretion of the shareholder on the first Business Day of each month. Dividends will be paid on the next Business Day to Shareholders who redeem all of their shares of a Portfolio at any other time during the month. The dividends on Class A shares are normally higher than those on Class B shares of each Portfolio because of the additional administrative services expenses charged to Class B shares. Likewise, the dividends on Class B shares are normally higher than those on Class C, CNI Class and Sweep Class shares of each Portfolio because of the additional administrative services expenses charged to Class C shares and the additional distribution and shareholder servicing expenses charged to CNI Class and Sweep Class shares.

COUNSEL AND INDEPENDENT
PUBLIC ACCOUNTANTS
                     Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.

CUSTODIAN AND WIRE AGENT


                     CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 (the "Custodian"), serves as custodian and wire agent of the assets of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Portfolios. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.


DESCRIPTION OF
PERMITTED
INVESTMENTS AND RISK
FACTORS   ______________________________________________________________________

                     The following is a description of certain of the permitted investment practices for the Portfolios and the associated risk factors:
BANKERS' ACCEPTANCES
                     Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.
CERTIFICATES OF DEPOSIT
                     Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market, prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER
                     Commercial paper is a term used to describe unsecured short-term promissory notes issued by municipalities, corporations and other entities. Maturities on these issues vary from one to 270 days.
DEMAND INSTRUMENTS
                     Certain instruments may entail a demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable rate master demand notes.
FOREIGN SECURITIES
                     The Money Market Portfolio may invest in U.S. dollar denominated obligations, including (i) commercial paper of issuers domiciled outside of the United States ("Yankees").
                     (ii) securities issued by foreign branches of U.S. commercial banks and of U.S. and London branches of foreign banks, and (iii) obligations and securities of foreign governments, including Canadian and Provincial Government and Crown Agency Obligations. The Adviser will attempt to minimize the risks associated with investing in foreign obligations by investing only in those instruments which satisfy the quality and maturity restrictions applicable to the Portfolio.
ILLIQUID SECURITIES

                     Illiquid securities are securities which cannot be disposed of within seven business days at approximately the price at which they are being carried on a Portfolio's books. Illiquid securities include demand instruments with a demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of more than seven days in length.

MUNICIPAL SECURITIES
                     Municipal Securities consist of: (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

                           Municipal Securities include both municipal notes and
                     municipal bonds. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.

                           General obligation bonds are backed by the taxing
                     power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (tolls from a bridge, for example). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

                           TAXABLE MUNICIPAL SECURITIES:  Taxable Municipal
                     Securities are Municipal Securities the interest on which is not exempt from federal income tax. Taxable Municipal Securities include "private activity bonds" that are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking lots, and low income housing. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility's user to meet its financial obligations, and may be secured by a pledge of real and personal property so financed. Interest on these bonds may not be exempt from federal income tax.
REPURCHASE AGREEMENTS

                     Agreements by which a Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 Act.

TIME DEPOSITS
                     Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with maturities of more than seven days are considered to be illiquid.
U.S. GOVERNMENT AGENCY
SECURITIES
                     Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (E.G., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (E.G., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (E.G., Fannie Mae securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Portfolio's shares.
U.S. TREASURY
OBLIGATIONS
                     U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury, as well as separately traded interest and principal component parts of such obligations known as Separately Traded Registered Interest and Principal Securities ("STRIPS") that are transferable through the federal book-entry system.

U.S. TREASURY STRIPS

                     STRIPS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying investments.

VARIABLE AND FLOATING
RATE INSTRUMENTS
                     Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes.
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES
                     When-issued or delayed delivery transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A Portfolio will maintain with the Custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to a Portfolio before settlement.

TABLE OF CONTENTS
               _________________________________________________________________


Annual Operating Expenses.................................................     2
Financial Highlights......................................................     3
The Trust.................................................................     4
Investment Objectives and Policies........................................     4
General Investment Policies...............................................     6
Investment Limitations....................................................     6
The Manager...............................................................     7
The Adviser...............................................................     8
Distribution and Shareholder Servicing....................................     8
Purchase and Redemption of Shares.........................................     9
Performance...............................................................    11
Taxes.....................................................................    12
General Information.......................................................    13
Description of Permitted Investments and Risk Factors.....................    14

SEI DAILY INCOME TRUST
MAY 31, 1998

--------------------------------------------------------------------------------

PRIME OBLIGATION PORTFOLIO
TREASURY PORTFOLIO

--------------------------------------------------------------------------------

This Prospectus concisely sets forth information about the above-referenced Portfolios that an investor needs to know before investing. Please read this Prospectus carefully, and keep it on file for future reference.


A Statement of Additional Information dated May 31, 1998, has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734. The Statement of Additional Information is incorporated into this Prospectus by reference.


SEI Daily Income Trust (the "Trust") is an open-end management investment company, certain classes of which offer financial institutions a convenient means of investing their own funds, or funds for which they act in a fiduciary, agency or custodial capacity, in professionally managed diversified portfolios of securities. Some portfolios offer separate classes of units of beneficial interest that differ from each other primarily in the allocation of certain distribution and/or shareholder servicing expenses. This Prospectus offers Class C shares of the two money market fund portfolios (each a "Portfolio" and, together, the "Portfolios") listed above.

AN INVESTMENT IN A PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT ANY PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

--------------------------------------------------------------------------------

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)        CLASS C
--------------------------------------------------------------------------------


                                                                                               PRIME
                                                                                             OBLIGATION  TREASURY
                                                                                             PORTFOLIO   PORTFOLIO
                                                                                             ----------  ---------
Management/Advisory Fees (AFTER FEE WAIVER) (1)                                                    .16%       .10%
12b-1 Fees                                                                                         none       none
Total Other Expenses                                                                               .54%       .60%
  Shareholder Servicing Fees                                                                       .25%       .25%
------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (AFTER FEE WAIVER) (2)                                                    .70%       .70%
------------------------------------------------------------------------------------------------------------------



(1) THE MANAGER AND ADVISER HAVE WAIVED A PORTION OF THEIR FEES, AND THE MANAGEMENT/ADVISORY FEES SHOWN REFLECT THESE WAIVERS. ABSENT SUCH WAIVERS, MANAGEMENT/ADVISORY FEES WOULD BE .21% FOR THE PRIME OBLIGATION PORTFOLIO AND .26% OF THE THE TREASURY PORTFOLIO.



(2) ABSENT THIS FEE WAIVER, TOTAL OPERATING EXPENSES FOR THE CLASS C SHARES OF THE PORTFOLIOS WOULD BE .76% FOR THE PRIME OBLIGATION PORTFOLIO AND .84% FOR THE TREASURY PORTFOLIO.


EXAMPLE                                                                  CLASS C
--------------------------------------------------------------------------------

                                                                                    1 YR.       3 YRS.       5 YRS.       10 YRS.
                                                                                 -----------  -----------  -----------  -----------
An investor would pay the following expenses on a $1,000 investment assuming
 (1) a 5% annual return and (2) redemption at the end of each time period:
  Prime Obligation Portfolio                                                      $       7    $      22    $      39    $      87
  Treasury Portfolio                                                              $       7    $      22    $      39    $      87
-----------------------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


THE PURPOSE OF THIS TABLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT MAY BE DIRECTLY OR INDIRECTLY BORNE BY INVESTORS IN CLASS C SHARES OF THE PORTFOLIOS. A PERSON WHO PURCHASES SHARES THROUGH A FINANCIAL INSTITUTION MAY BE CHARGED SEPARATE FEES BY THAT INSTITUTION. EACH OF THE PORTFOLIOS ALSO OFFERS CLASS A SHARES, CLASS B SHARES AND SWEEP CLASS SHARES, WHICH ARE SUBJECT TO THE SAME EXPENSES, EXCEPT THAT CLASS A, CLASS B, CNI CLASS AND SWEEP CLASS SHARES EACH HAVE DIFFERENT DISTRIBUTION AND/OR SHAREHOLDER SERVICING COSTS. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE MANAGER," "THE ADVISER" AND "DISTRIBUTION AND SHAREHOLDER SERVICING."

FINANCIAL HIGHLIGHTS
                  ______________________________________________________________


The following financial highlights for a share outstanding throughout each period have been audited by Arthur Andersen LLP, independent public accountants, whose report thereon, dated March 6, 1998, was unqualified. This information should be read in conjunction with the Trust's financial statements as of and for the fiscal year ended January 31, 1998, and notes thereto, which are incorporated by reference to the Trust's Statement of Additional Information under the heading "Financial Information." Additional performance information is set forth in the Trust's 1998 Annual Report to shareholders, which is available upon request and without charge by calling 1-800-342-5734.


FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
                                NET ASSET                NET REALIZED AND   DISTRIBUTIONS
                                  VALUE        NET       UNREALIZED GAINS    FROM NET    DISTRIBUTIONS   NET ASSET
                                BEGINNING   INVESTMENT     (LOSSES) ON      INVESTMENT   FROM REALIZED   VALUE END
                                OF PERIOD     INCOME        SECURITIES        INCOME     CAPITAL GAINS   OF PERIOD
                                ----------------------------------------------------------------------------------
--------------------------
PRIME OBLIGATION PORTFOLIO
--------------------------
CLASS C
  1998                           $ 1.00       $0.05           $   --          $(0.05)       $   --        $ 1.00
  1997(1)                          1.00        0.04               --           (0.04)           --          1.00
  1995(2)                          1.00        0.03               --           (0.03)           --          1.00
  1994                             1.00        0.03               --           (0.03)           --          1.00
  1993(3)                          1.00        0.03               --           (0.03)           --          1.00
------------------
TREASURY PORTFOLIO
------------------
CLASS C
  1998                           $ 1.00       $0.05           $   --          $(0.05)       $   --        $ 1.00
  1997                             1.00        0.05               --           (0.05)           --          1.00
  1996(4)                          1.00        0.03               --           (0.03)           --          1.00

FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
                                                                                                  RATIO OF
                                                                                                    NET
                                                                        RATIO OF     RATIO OF    INVESTMENT
                                                                          NET        EXPENSES    INCOME TO
                                                           RATIO OF    INVESTMENT   TO AVERAGE    AVERAGE
                                            NET ASSETS     EXPENSES    INCOME TO    NET ASSETS   NET ASSETS
                                 TOTAL        END OF      TO AVERAGE    AVERAGE     (EXCLUDING   (EXCLUDING
                                 RETURN    PERIOD (000)   NET ASSETS   NET ASSETS    WAIVERS)     WAIVERS)
                                ---------------------------------------------------------------------------
--------------------------
PRIME OBLIGATION PORTFOLIO
--------------------------
CLASS C
  1998                             5.06%     $  207,908      0.70%        5.02%        0.76%        4.96%
  1997(1)                          4.85           4,332      0.70         4.79         0.74         4.75
  1995(2)                          2.55+             --      0.70         2.79         0.77         2.72
  1994                             2.59          20,602      0.70         2.57         0.78         2.48
  1993(3)                          3.13          85,325      0.70         3.05         0.83         2.92
------------------
TREASURY PORTFOLIO
------------------
CLASS C
  1998                             4.96%     $   53,768      0.70%        4.86%        0.84%        4.72%
  1997                             4.80          24,904      0.70         4.70         0.90         4.50
  1996(4)                          2.68+         14,691      0.70         5.12         0.87         4.95


  + RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

 (1) PRIME OBLIGATION CLASS C SHARES WERE RE-OFFERED BEGINNING APRIL 30, 1996. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.


 (2) PRIME OBLIGATION CLASS C SHARES WERE FULLY LIQUIDATED OCTOBER 27, 1994. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.


 (3) PRIME OBLIGATION CLASS C SHARES WERE OFFERED BEGINNING MARCH 25, 1992. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.


 (4) TREASURY CLASS C SHARES WERE OFFERED BEGINNING JULY 27, 1995. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.

THE TRUST
      __________________________________________________________________________


SEI DAILY INCOME TRUST (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in separate diversified investment portfolios. This Prospectus offers shares of the Trust's Prime Obligation and Treasury Portfolios (each a "Portfolio," and, together, the "Portfolios"). Each Portfolio has separate classes of shares which provide for variations in distribution, shareholder servicing and transfer agency costs, voting rights and dividends. Each Portfolio also offers Class A, Class B and Sweep Class shares. Additional information pertaining to the Trust may be obtained by writing SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.


INVESTMENT
OBJECTIVES AND
POLICIES
     ___________________________________________________________________________
PRIME OBLIGATION
PORTFOLIO

                     The Prime Obligation Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Portfolio invests exclusively in obligations of U.S. issuers (excluding foreign branches of U.S. banks or U.S. branches of foreign banks) consisting of: (i) commercial paper rated, at the time of investment, in the highest short-term rating category by two or more Nationally Recognized Statistical Rating Organizations ("NRSROs"), or one NRSRO if only one NRSRO has rated the security or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. commercial banks or savings and loan institutions having total assets of $500 million or more as shown on their last published financial statements at the time of investment and that are insured by the Federal Deposit Insurance Corporation; (iii) corporate obligations with a remaining term of not more than 397 days of issuers that issue commercial paper of comparable priority and security meeting the above ratings or, if not rated, determined by the Adviser to be of comparable quality; (iv) short-term obligations issued by state and local governmental issuers which are rated, at the time of investment, in the highest municipal bond rating categories by at least two NRSROs, or, if not rated, determined by the Adviser to be of comparable quality, and which carry yields that are competitive with those of other types of money market instruments of comparable quality; (v) U.S. Treasury obligations; (vi) obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government; and (vii) repurchase agreements involving any of the foregoing obligations.


TREASURY PORTFOLIO
                     The Treasury Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Portfolio invests exclusively in U.S. Treasury obligations and repurchase agreements involving such obligations.

                           There can be no assurance that the Portfolios will
                     achieve their respective investment objectives.

GENERAL INVESTMENT
POLICIES
     ___________________________________________________________________________


                     In purchasing obligations, the Portfolios comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as that Rule may be amended from time to time. These requirements currently provide that the Portfolios must limit their investments to securities with remaining maturities of 397 days or less, and must maintain a dollar-weighted average maturity of 90 days or less. In addition, under Rule 2a-7, the Portfolios may only invest in securities (other than U.S. Government Securities) rated in one of the two highest categories for short-term securities by at least two NRSROs (or by one NRSRO if only one NRSRO has rated the security), or, if unrated, determined by the Adviser (in accordance with procedures adopted by the Trust's Board of Trustees) to be of equivalent quality to rated securities in which the Portfolio may invest.


                           Securities rated in the highest rating category by at
                     least two NRSROs (or, if unrated, determined by the Adviser to be of comparable quality) are "first tier" securities. Non-first tier securities rated in the second highest rating category by at least one NRSRO (or, if unrated, determined by the Adviser to be of comparable quality) are considered to be "second tier" securities.

                           Although the Portfolios are governed by Rule 2a-7,
                     their investment policies are, in certain respects, more restrictive than those imposed by that Rule.

                           Each Portfolio may invest up to 10% of its net assets
                     in illiquid securities. However, restricted securities, including Rule 144A securities and Section 4(2) commercial paper, that meet the criteria established by the Board of Trustees of the Trust will be considered liquid. In addition, each Portfolio may invest in U.S. Treasury STRIPS (as defined in the "Description of Permitted Investments and Risk Factors").

                           Each Portfolio may purchase securities on a
                     when-issued basis.

                           For temporary defensive purposes, the Portfolios may
                     maintain 100% of their assets in cash.

                           For a description of the permitted investments and
                     the above ratings see "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.

INVESTMENT
LIMITATIONS
        ________________________________________________________________________

                     The investment objectives and certain of the investment limitations are fundamental policies of the Portfolios. It is a fundamental policy of each Portfolio to use its best efforts to maintain a constant net asset value of $1.00 per share. There can be no assurance that any Portfolio will achieve its investment objective, or that any Portfolio will be able to maintain a net asset value of $1.00 per share on a continuing basis.

                           Fundamental policies cannot be changed with respect
                     to the Trust or a Portfolio without the consent of the holders of a majority of the Trust or that Portfolio's outstanding shares.

                     EACH PORTFOLIO MAY NOT:

                     1. Purchase securities of any issuer (except securities
                        issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if as a result, more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer; provided, however, that any Portfolio except the Prime Obligation Portfolio may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the 1940 Act.

                     2. Purchase any securities which would cause more than 25%
                        of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) domestic banks and (b) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

                     3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of that Portfolio. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Portfolio makes additional investments and any interest paid on such borrowings will reduce the income of that Portfolio.

                     The foregoing percentage limitations (except the limitation on borrowing) will apply at the time of the purchase of a security. Additional fundamental and non-fundamental investment limitations are set forth in the Statement of Additional Information.
THE MANAGER
          ______________________________________________________________________


                     SEI Fund Management (the "Manager" or the "Transfer Agent") provides the Trust with overall management services, regulatory reporting, all necessary office space, equipment, personnel and facilities and acts as transfer agent, dividend disbursing agent, and shareholder servicing agent for the shares of each Portfolio.



                           For these services, the Manager is entitled to a fee,
                     which is calculated daily and paid monthly, at an annual rate of each Portfolio's average daily net assets as follows: Prime Obligation Portfolio--.19%; and Treasury Portfolio--.24%. The Manager has contractually agreed to waive up to all of its fee and, if necessary, pay other operating expenses in order to limit the total operating expenses of the Class C shares of the Prime Obligation and Treasury Portfolio. For the fiscal year ended January 31, 1998, the Prime Obligation and Treasury Portfolios paid management fees, after waivers, of .15% and .09% respectively, of their average daily net assets.

THE ADVISER
         _______________________________________________________________________


                     Wellington Management Company, LLP (the "Adviser" or "WMC") serves as the investment adviser for each Portfolio under an advisory agreement with the Trust. The Adviser is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and individuals. Under the advisory agreement, the Adviser invests the assets of the Portfolios and continuously reviews, supervises and administers each Portfolio's investment program. The Adviser is independent of the Manager and SEI and discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust.



                           The Adviser and its predecessor organizations have
                     provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. As of March 31, 1998, the Adviser had discretionary management authority with respect to approximately $193.9 billion of assets, including the assets of the Trust and SEI Liquid Asset Trust, each an open-end management investment company administered by the Manager. The principal address of the Adviser is 75 State Street, Boston, Massachusetts 02109. WMC is a Massachusetts limited liability partnership whose managing partners are Robert W. Doran, Duncan M. McFarland and John R. Ryan.



                           The Adviser is entitled to a fee, which is calculated
                     daily and paid monthly, at an annual rate of .075% of the combined average daily net assets of the Portfolios of the Trust up to $500 million and .02% of such combined average daily net assets in excess of $500 million. Such fees are allocated daily among the Portfolios on the basis of their relative net assets. For the fiscal year ended January 31, 1998, the Prime Obligation and Treasury Portfolios paid the Adviser advisory fees, after fee waivers, of .01% and .01%, respectively, of their relative net assets.


DISTRIBUTION AND
SHAREHOLDER
SERVICING
      __________________________________________________________________________

                     SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, serves as each Portfolio's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust.


                           The Portfolios have adopted plans under which firms,
                     including the Distributor, that provide shareholder and administrative services may receive compensation therefor. The Class A, B, C, CNI Class and Sweep Class plans differ in a number of ways, including the amounts that may be paid. Under each plan, the Distributor may provide those services itself or may enter into arrangements under which third parties provide such services and are compensated by the Distributor. Under such arrangements the Distributor may retain as a profit any difference between the fee it receives and the amount it pays such third party. In addition, the Portfolios may enter into such arrangements directly.

                           Under the Class C shareholder service plan, the
                     Distributor is entitled to receive shareholder servicing fees at an annual rate of up to .25% of its average daily net assets in return for the Distributor's (or its agent's) efforts in maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided or investments; and assisting clients in changing dividend options, account designations and addresses. In addition, the Class C shares may pay administrative services fees at a specified percentage of the average daily net assets of the shares of the Class (up to .25%). Administrative services include providing sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments.


                           It is possible that an institution may offer
                     different classes of shares to its customers and thus receive compensation with respect to different classes. These financial institutions may also charge separate fees to their customers.

                           The Distributor may, from time to time and at its own
                     expense, provide promotional incentives, in the form of cash or other compensation to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Portfolios' shares.

PURCHASE AND
REDEMPTION OF SHARES
    ____________________________________________________________________________


                     Financial institutions may acquire shares of the Portfolios for their own accounts, or as a record owner on behalf of fiduciary, agency or custody accounts, by placing orders with the Transfer Agent (or its authorized agent). Institutions that use certain SEI proprietary systems may place orders electronically through those systems. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness on the same day. Financial institutions that purchase shares for the accounts of their customers may impose separate charges on these customers for account services.


                           Shares of each Portfolio may be purchased or redeemed
                     on days on which the New York Stock Exchange is open for business ("Business Days"). However, money market fund shares cannot be purchased by Federal Reserve wire on Federal holidays restricting wire transfers.

                           Shareholders who desire to purchase shares with cash
                     must place their orders with the Transfer Agent (or its authorized agent) prior to the determination of net asset value and in accordance with the procedures described below for the order to be accepted on that Business Day. Cash investments must be transmitted or delivered in federal funds to the wire agent by the close of business on the same day the order is placed. The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust or shareholders to accept such purchase order.

                           The Trust will send shareholders a statement of
                     shares owned after each transaction. The purchase price of shares is the net asset value next determined after a purchase order is received and accepted by the Trust, which is expected to remain constant at $1.00. The net asset value per share of a Portfolio is determined by dividing the total value of its investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. A Portfolio's investments will be valued by the amortized cost method described in the Statement of Additional Information. Net asset value per share for the Treasury Portfolio is determined daily as of 4:30 p.m. Eastern time on each Business Day and 5:00 p.m Eastern time on each Business Day for the Prime Obligation Portfolio. Financial institutions which purchase and redeem shares for the accounts of their customers may impose their own cut-off times for receipt of purchase and redemption requests directed through them.


                           Shareholders who desire to redeem shares of a
                     Portfolio must place their redemption orders with the Transfer Agent (or its authorized agent) prior to the determination of net asset value and in accordance with the procedures described below on any Business Day. The redemption price is the net asset value per share of the Portfolio next determined after receipt by the Transfer Agent of the redemption order. Payment on redemptions will be made as promptly as possible and, in any event, within seven days after the redemption order is received.

                           Shareholders who desire to purchase or redeem shares
                     of the Prime Obligation or Treasury Portfolios after 2:00 p.m. Eastern time must contact the Transfer Agent one week in advance to establish the requisite operational requirements for late day trading. Even after these procedures are in place, investors are encouraged to execute as many trades as possible prior to 2:00 p.m. Eastern time.


                           Shareholders who wish to receive same-day acceptance
                     of investment in the Prime Obligation and Treasury Portfolios after 2:00 p.m. Eastern time must contact the Transfer Agent before 4:30 p.m. Eastern time and 5:00 p.m. Eastern time for the Prime Obligation Portfolio to place the trade and must obtain a security code number for each trade. It is necessary to obtain a new security code number for each purchase placed in the Portfolios after 2:00 p.m. Eastern time. Security code numbers are assigned exclusively by means of telephone communications and are effective for one transaction only and may not be used more than once.


                           Purchase and redemption orders may be placed by
                     telephone. Neither the Trust nor the Trust's Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Trust's Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

                           If market conditions are extraordinarily active, or
                     other extraordinary circumstances exist, shareholders may experience difficulties placing redemption orders by telephone, and may wish to consider placing orders by other means.
PERFORMANCE
          ______________________________________________________________________


                     For any Portfolio, the performance of Class A shares will normally be higher than that of Class B shares because of the additional administrative services expenses charged Class B shares. Likewise, the performance of Class B shares will normally be higher than that of Class C, CNI Class and Sweep Class shares because of the additional administrative services expenses charged to Class C shares and the additional distribution and shareholder servicing expenses charged to CNI Class and Sweep Class shares.


                           From time to time, each Portfolio may advertise the
                     "current yield" and "effective yield" (also called "effective compound yield"). These figures are based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The "current yield" of a Portfolio refers to the income generated by a hypothetical investment in such Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized," I.E., the income generated during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" (also called "effective compound yield") is calculated similarly but, when annualized, the income earned by an investment in a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

                           Each Portfolio may periodically compare its
                     performance to that of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical) or financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or (iv) to other investment alternatives. Each Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy and investment techniques.
TAXES
  ______________________________________________________________________________

                     The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolios or their shareholders. In addition, state and local tax consequences of an investment in the Portfolio may differ from the federal income tax consequences described below. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.

TAX STATUS
OF THE PORTFOLIOS
                     Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. Each Portfolio intends to qualify or to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on net investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders.
TAX STATUS
OF DISTRIBUTIONS
                     Each Portfolio distributes substantially all of its net investment income (including net short-term capital gains) to shareholders. Dividends from a Fund's net investment company taxable income are taxable to its shareholders as ordinary income (whether received in cash or in additional shares) and will not qualify for the corporate dividends received deduction. Distributions of net capital gains are taxable to shareholders as long-term capital gains, regardless of how long shareholders have held their shares and regardless of whether the distributions are received in cash or in additional shares. The Portfolios provide annual reports to shareholders of the federal income tax status of all distributions.

                           Dividends declared by a Portfolio in October,
                     November or December of any year and payable to shareholders of record on a date in such a month, will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of the year declared if paid by the Portfolio at any time during the following January.

                           Income received on direct U.S. Government obligations
                     is exempt from tax at the state level when received directly by a Portfolio and may be exempt, depending on the state, when received by a shareholder from a Portfolio provided certain state-specific conditions are satisfied. Interest received on repurchase agreements collateralized by U.S. Government obligations normally is not exempt from state taxation. Each Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from a Portfolio is considered tax exempt in their particular states.

                           With respect to investments in U.S. Treasury STRIPS,
                     which are sold at original issue discount and thus do not make periodic cash interest payments, each Portfolio will be required to include as part of its current income the accreted interest on any such obligations even though the Portfolio has not received any interest payments on such obligations during that period. Because the Portfolio distributes all of its net investment income to its shareholders, a Portfolio may have to sell portfolio securities to distribute such imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities, and which may result in a taxable gain or loss.

                           Each Portfolio intends to make sufficient
                     distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to RICs.

                           Each sale, exchange, or redemption of Portfolio
                     shares is a taxable transaction to the shareholder.

GENERAL INFORMATION
         _______________________________________________________________________
THE TRUST

                     The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. In addition to the Portfolios, the Trust consists of the following portfolios: Money Market Portfolio, Government Portfolio, Government II Portfolio, Treasury II Portfolio, Federal Securities Portfolio, Short-Duration Government Portfolio, Intermediate-Duration Government Portfolio, GNMA Portfolio, Corporate Daily Income Portfolio and Treasury Securities Daily Income Portfolio. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto.


                           The Trust pays its expenses, including fees of its
                     service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under state and federal securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.
TRUSTEES OF THE TRUST
                     The management and affairs of the Trust are supervised by the Trustees under the laws of The Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.
VOTING RIGHTS

                     Each share held entitles the shareholder of record to one vote. The shareholders of each Portfolio or class will vote separately on matters relating solely to that Portfolio or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

REPORTING
                     The Trust issues an unaudited report semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other reports to shareholders of record.
SHAREHOLDER INQUIRIES
                     Shareholder inquiries should be directed to the Manager, SEI Fund Management, Oaks, Pennsylvania 19456.
DIVIDENDS
                     Substantially all of the net investment income (exclusive of capital gains) of each Portfolio is distributed in the form of dividends that are declared on each Business Day as a dividend for shareholders of record and are distributed monthly in federal funds or in additional shares at the discretion of the shareholder on the first Business Day of each month. Dividends will be paid on the next Business Day to shareholders who redeem all of their shares of a Portfolio at any other time during the month. The dividends on Class A shares are normally higher than those on Class B shares of each Portfolio because of the additional administrative services expenses charged to Class B shares. Likewise, the dividends on Class B shares are normally higher than those on Class C, CNI Class and Sweep Class shares of each Portfolio because of the additional administrative services expenses charged to Class C shares and the additional distribution and shareholder servicing expenses charged to CNI Class and Sweep Class shares.

COUNSEL AND INDEPENDENT
PUBLIC ACCOUNTANTS
                     Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.

CUSTODIAN AND WIRE AGENT


                     CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 (the "Custodian"), serves as custodian and wire agent of the assets of the Prime Obligation and Treasury Portfolios. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.


DESCRIPTION OF
PERMITTED
INVESTMENTS AND RISK
FACTORS   ______________________________________________________________________

                     The following is a description of certain of the permitted investment practices for the Portfolios and the associated risk factors:
BANKERS' ACCEPTANCES
                     Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.
CERTIFICATES OF DEPOSIT
                     Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market, prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.
COMMERCIAL PAPER
                     Commercial paper is a term used to describe unsecured short-term promissory notes issued by municipalities, corporations and other entities. Maturities on these issues vary from one to 270 days.
DEMAND INSTRUMENTS
                     Certain instruments may entail a demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable rate master demand notes.
ILLIQUID SECURITIES

                     Illiquid securities are securities which cannot be disposed of within seven business days at approximately the price at which they are being carried on a Portfolio's books. Illiquid securities include demand instruments with a demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of more than seven days in length.

MUNICIPAL SECURITIES
                     Municipal Securities consist of: (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

                           Municipal Securities include both municipal notes and
                     municipal bonds. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.

                           General obligation bonds are backed by the taxing
                     power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (tolls from a bridge, for example). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

                           TAXABLE MUNICIPAL SECURITIES:  Taxable Municipal
                     Securities are Municipal Securities the interest on which is not exempt from federal income tax. Taxable Municipal Securities include "private activity bonds" that are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking lots, and low income housing. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility's user to meet its financial obligations, and may be secured by a pledge of real and personal property so financed. Interest on these bonds may not be exempt from federal income tax.
REPURCHASE AGREEMENTS

                     Agreements by which a Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 Act.

TIME DEPOSITS
                     Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with maturities of more than seven days are considered to be illiquid.

U.S. GOVERNMENT AGENCY
SECURITIES
                     Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (E.G., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (E.G., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (E.G., Fannie Mae securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Portfolio's shares.
U.S. TREASURY
OBLIGATIONS
                     U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury, as well as separately traded interest and principal component parts of such obligations known as Separately Traded Registered Interest and Principal Securities ("STRIPS") that are transferable through the federal book-entry system.
U.S. TREASURY STRIPS

                     STRIPS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying investments.

VARIABLE AND FLOATING
RATE INSTRUMENTS
                     Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes.
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES
                     When-issued or delayed delivery transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A Portfolio will maintain with the Custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to a Portfolio before settlement.

TABLE OF CONTENTS
               _________________________________________________________________

Annual Operating Expenses.................................................     2
Financial Highlights......................................................     3
The Trust.................................................................     4
Investment Objectives and Policies........................................     4
General Investment Policies...............................................     5
Investment Limitations....................................................     5
The Manager...............................................................     6
The Adviser...............................................................     7
Distribution and Shareholder Servicing....................................     7
Purchase and Redemption of Shares.........................................     8
Performance...............................................................    10
Taxes.....................................................................    10
General Information.......................................................    12
Description of Permitted Investments and Risk Factors.....................    13

SEI DAILY INCOME TRUST
MAY 31, 1998

--------------------------------------------------------------------------------

CORPORATE DAILY INCOME PORTFOLIO
TREASURY SECURITIES DAILY INCOME PORTFOLIO
SHORT-DURATION GOVERNMENT PORTFOLIO
INTERMEDIATE-DURATION GOVERNMENT PORTFOLIO
GNMA PORTFOLIO

--------------------------------------------------------------------------------

This Prospectus concisely sets forth information about the above-referenced Portfolios that an investor needs to know before investing. Please read this Prospectus carefully and keep it on file for future reference.


A Statement of Additional Information dated May 31, 1998, has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734. The Statement of Additional Information is incorporated into this Prospectus by reference.



SEI Daily Income Trust (the "Trust") is an open-end management investment company, certain classes of which offer financial institutions a convenient means of investing their own funds, or funds for which they act in a fiduciary, agency or custodial capacity, in professionally managed diversified portfolios of securities. Some portfolios offer separate classes of units of beneficial interest that differ from each other primarily in the allocation of certain distribution and/or shareholder servicing expenses and minimum investment amounts. This Prospectus offers Class A shares of the Intermediate-Duration Government Portfolio and GNMA Portfolio; and Class A, Class B and Class C shares of the Corporate Daily Income, Treasury Securities Daily Income and Short-Duration Government Portfolios (each a "Portfolio" and, together, the "Portfolios").


--------------------------------------------------------------------------------

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)        CLASS A
--------------------------------------------------------------------------------


                                                                         TREASURY
                                                              CORPORATE  SECURITIES   SHORT-     INTERMEDIATE-
                                                                DAILY      DAILY     DURATION      DURATION
                                                               INCOME     INCOME    GOVERNMENT    GOVERNMENT     GNMA
                                                              PORTFOLIO  PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                              ---------  ---------  -----------  ------------  ---------
Management/Advisory Fees(AFTER FEE WAIVER) (1)                     .29%       .31%         .39%          .43%       .42%
12b-1 Fees                                                         none       none         none          none       none
Total Other Expenses                                               .06%       .04%         .06%          .07%       .18%
  Shareholder Servicing Fees (2)                              .00%       .00%       .00%         .01%          .10%
------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (AFTER FEE WAIVERS) (3)(4)                .35%       .35%         .45%          .50%       .60%
------------------------------------------------------------------------------------------------------------------------



(1) THE MANAGER AND ADVISER HAVE WAIVED A PORTION OF THEIR FEES, AND THE MANAGEMENT/ADVISORY FEES SHOWN REFLECT THESE WAIVERS. ABSENT SUCH WAIVERS, MANAGEMENT/ADVISORY FEES WOULD BE .45% FOR THE CORPORATE DAILY INCOME, TREASURY SECURITIES DAILY INCOME, SHORT-DURATION GOVERNMENT AND INTERMEDIATE-DURATION GOVERNMENT PORTFOLIOS, AND .42% FOR THE GNMA PORTFOLIO.



(2) REFLECTS THE CURRENT LEVEL OF SHAREHOLDER SERVICING FEES. PLEASE SEE "DISTRIBUTION AND SHAREHOLDER SERVICING."


(3) TOTAL OPERATING EXPENSES FOR THE TREASURY SECURITIES DAILY INCOME PORTFOLIO ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.


(4) ABSENT THIS FEE WAIVERS, TOTAL OPERATING EXPENSES FOR CLASS A SHARES OF THE PORTFOLIOS WOULD BE .76% FOR THE CORPORATE DAILY INCOME PORTFOLIO, .74% FOR THE TREASURY SECURITIES DAILY INCOME PORTFOLIO, .76% FOR THE SHORT-DURATION GOVERNMENT PORTFOLIO, .76% FOR THE INTERMEDIATE-DURATION GOVERNMENT PORTFOLIO, AND .75% FOR THE GNMA PORTFOLIO.


EXAMPLE                                                                  CLASS A
--------------------------------------------------------------------------------

                                                                                    1 YR.       3 YRS.       5 YRS.       10 YRS.
                                                                                 -----------  -----------  -----------  -----------
An investor would pay the following expenses on a $1,000 investment of each portfolio assuming (1) a 5% annual return and (2) redemption at the end of each time period:
  Corporate Daily Income Portfolio                                                $       4    $      11    $      20    $      44
  Treasury Securities Daily Income Portfolio                                      $       4    $      11    $      20    $      44
  Short-Duration Government Portfolio                                             $       5    $      14    $      25    $      57
  Intermediate-Duration Government Portfolio                                      $       5    $      16    $      28    $      63
  GNMA Portfolio                                                                  $       6    $      19    $      33    $      75
-----------------------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE PURPOSE OF THIS TABLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT MAY BE DIRECTLY OR INDIRECTLY BORNE BY INVESTORS IN CLASS A SHARES OF THE PORTFOLIOS. A PERSON WHO PURCHASES SHARES THROUGH A FINANCIAL INSTITUTION MAY BE CHARGED SEPARATE FEES BY THAT INSTITUTION. THE CORPORATE DAILY INCOME, TREASURY SECURITIES DAILY INCOME AND SHORT-DURATION GOVERNMENT PORTFOLIOS ALSO OFFER CLASS B AND C SHARES, WHICH ARE SUBJECT TO THE SAME EXPENSES, EXCEPT THAT EACH HAS DIFFERENT SHAREHOLDER AND/OR ADMINISTRATIVE SERVICING COSTS. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE MANAGER," "THE ADVISER" AND "DISTRIBUTION AND SHAREHOLDER SERVICING."

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)        CLASS B
--------------------------------------------------------------------------------


                                                                                                 TREASURY      SHORT-
                                                                                  CORPORATE     SECURITIES    DURATION
                                                                                 DAILY INCOME  DAILY INCOME  GOVERNMENT
                                                                                  PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                                 ------------  ------------  -----------
Management/Advisory Fees (AFTER FEE WAIVER) (1)                                          .29%          .31%         .39%
12b-1 Fees                                                                               none          none         none
Total Other Expenses                                                                     .36%          .34%         .36%
  Shareholder Servicing Fees                                                             .25%          .25%         .25%
------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (AFTER FEE WAIVER) (2)(3)                                       .65%          .65%         .75%
------------------------------------------------------------------------------------------------------------------------


(1) THE MANAGER AND ADVISER HAVE WAIVED A PORTION OF THEIR FEES, AND THE MANAGEMENT/ADVISORY FEES SHOWN REFLECT THESE WAIVERS. ABSENT SUCH WAIVERS, MANAGEMENT/ADVISORY FEES WOULD BE .45% FOR THE CORPORATE DAILY INCOME, TREASURY SECURITIES DAILY INCOME, AND SHORT-DURATION GOVERNMENT PORTFOLIOS.

(2) TOTAL OPERATING EXPENSES FOR THE TREASURY SECURITIES DAILY INCOME PORTFOLIO ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.


(3) ABSENT THIS FEE WAIVER, TOTAL OPERATING EXPENSES FOR CLASS B SHARES OF THE PORTFOLIOS WOULD BE .81% FOR THE CORPORATE DAILY INCOME PORTFOLIO, .79% FOR THE TREASURY SECURITIES DAILY INCOME PORTFOLIO AND .81% FOR THE SHORT-DURATION GOVERNMENT PORTFOLIO.


EXAMPLE                                                                  CLASS B
--------------------------------------------------------------------------------

                                                                                    1 YR.       3 YRS.       5 YRS.       10 YRS.
                                                                                 -----------  -----------  -----------  -----------
An investor would pay the following expenses on a $1,000 investment of each portfolio assuming (1) a 5% annual return and (2) redemption at the end of each time period:
  Corporate Daily Income Portfolio                                                $       7    $      21    $      36    $      81
  Treasury Securities Daily Income Portfolio                                      $       7    $      21    $      36    $      81
  Short-Duration Government Portfolio                                             $       8    $      24    $      42    $      93
-----------------------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE PURPOSE OF THIS TABLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT MAY BE DIRECTLY OR INDIRECTLY BORNE BY INVESTORS IN CLASS B SHARES OF THE PORTFOLIOS. A PERSON WHO PURCHASES SHARES THROUGH A FINANCIAL INSTITUTION MAY BE CHARGED SEPARATE FEES BY THAT INSTITUTION. THE CORPORATE DAILY INCOME, TREASURY SECURITIES DAILY INCOME, AND SHORT-DURATION GOVERNMENT PORTFOLIOS ALSO OFFER CLASS A SHARES, AND THE CORPORATE DAILY INCOME, TREASURY SECURITIES DAILY INCOME AND SHORT-DURATION GOVERNMENT PORTFOLIOS ALSO OFFER CLASS C SHARES, WHICH ARE SUBJECT TO THE SAME EXPENSES, EXCEPT THAT EACH HAS DIFFERENT SHAREHOLDER AND/OR ADMINISTRATIVE SERVICING COSTS. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE MANAGER," "THE ADVISER" AND "DISTRIBUTION AND SHAREHOLDER SERVICING."

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)        CLASS C
--------------------------------------------------------------------------------


                                                                                              TREASURY
                                                                               CORPORATE     SECURITIES   SHORT-DURATION
                                                                              DAILY INCOME  DAILY INCOME    GOVERNMENT
                                                                               PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                              ------------  ------------  --------------
Management/Advisory Fees (AFTER FEE WAIVER) (1)                                       .29%          .31%            .39%
12b-1 Fees                                                                            none          none            none
Total Other Expenses                                                                  .56%          .54%            .56%
  Shareholder Servicing Fees                                                          .25%          .25%            .25%
------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (AFTER FEE WAIVER) (2)(3)                                    .85%          .85%            .95%
------------------------------------------------------------------------------------------------------------------------


(1) THE MANAGER AND ADVISER HAVE WAIVED A PORTION OF THEIR FEES, AND THE MANAGEMENT/ADVISORY FEES SHOWN REFLECT THESE WAIVERS. ABSENT SUCH WAIVERS, MANAGEMENT/ADVISORY FEES WOULD BE .45% FOR THE CORPORATE DAILY INCOME, TREASURY SECURITIES DAILY INCOME, AND SHORT-DURATION GOVERNMENT PORTFOLIOS.


(2) TOTAL OPERATING EXPENSES FOR THE TREASURY SECURITIES DAILY INCOME PORTFOLIO ARE ESTIMATED FOR THE CURRENT FISCAL YEAR.



(3) ABSENT THIS FEE WAIVER, TOTAL OPERATING EXPENSES FOR CLASS C SHARES OF THE PORTFOLIOS WOULD BE 1.01% FOR THE CORPORATE DAILY INCOME PORTFOLIO, .99% FOR THE TREASURY SECURITIES DAILY INCOME PORTFOLIO AND 1.01% FOR THE SHORT-DURATION GOVERNMENT PORTFOLIO.


EXAMPLE                                                                  CLASS C
--------------------------------------------------------------------------------

                                                                                    1 YR.       3 YRS.       5 YRS.       10 YRS.
                                                                                 -----------  -----------  -----------  -----------
An investor would pay the following expenses on a $1,000 investment of each portfolio assuming (1) a 5% annual return and (2) redemption at the end of each time period:
  Corporate Daily Income Portfolio                                                $       9    $      27    $      47    $     105
  Treasury Securities Daily Income Portfolio                                      $       9    $      27    $      47    $     105
  Short-Duration Government Portfolio                                             $      10    $      30    $      53    $     117
-----------------------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE PURPOSE OF THIS TABLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT MAY BE DIRECTLY OR INDIRECTLY BORNE BY INVESTORS IN CLASS C SHARES OF THE PORTFOLIOS. A PERSON WHO PURCHASES SHARES THROUGH A FINANCIAL INSTITUTION MAY BE CHARGED SEPARATE FEES BY THAT INSTITUTION. THE CORPORATE DAILY INCOME, TREASURY SECURITIES DAILY INCOME AND SHORT-DURATION GOVERNMENT PORTFOLIOS ALSO OFFER CLASS A AND CLASS B SHARES, WHICH ARE SUBJECT TO THE SAME EXPENSES, EXCEPT THAT EACH HAS DIFFERENT SHAREHOLDER AND/OR ADMINISTRATIVE SERVICING COSTS. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE MANAGER," "THE ADVISER" AND "DISTRIBUTION AND SHAREHOLDER SERVICING."

FINANCIAL HIGHLIGHTS
                  ______________________________________________________________


The following financial highlights for a share outstanding throughout each period have been audited by Arthur Andersen LLP, independent public accountants, whose report thereon, dated March 6, 1998, was unqualified. This information should be read in conjunction with the Trust's financial statements as of and for the fiscal year ended January 31, 1998, and notes thereto, which are incorporated by reference to the Trust's Statement of Additional Information under the heading "Financial Information." Additional performance information is set forth in the Trust's 1998 Annual Report to shareholders, which is available upon request and without charge by calling 1-800-342-5734. As of January 31, 1998, there were no shares outstanding of the Treasury Securities Daily Income Portfolio, no Class B or C shares outstanding of the Corporate Daily Income, Intermediate-Duration Government and GNMA Portfolios, and no Class C shares outstanding of the Short-Duration Government Portfolio.


FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
                                    NET ASSET                NET REALIZED AND   DISTRIBUTIONS
                                      VALUE        NET          UNREALIZED       FROM NET    DISTRIBUTIONS   NET ASSET
                                    BEGINNING   INVESTMENT    GAINS (LOSSES)    INVESTMENT   FROM REALIZED   VALUE END     TOTAL
                                    OF PERIOD     INCOME      ON SECURITIES       INCOME     CAPITAL GAINS   OF PERIOD    RETURN
                                    ----------------------------------------------------------------------------------------------
---------------------------------
CORPORATE DAILY INCOME PORTFOLIO
---------------------------------
CLASS A
  1998                               $   1.99     $0.11           $ 0.01          $(0.11)       $ --          $   2.00      6.29%
  1997                                   2.00      0.11            (0.01)          (0.11)         --              1.99      5.21
  1996                                   1.96      0.12             0.05           (0.12)        (0.01)           2.00      8.65
  1995                                   2.00      0.09            (0.04)          (0.09)         --              1.96      2.59
  1994(1)                                2.00      0.02             --             (0.02)         --              2.00      3.45
----------------------------
SHORT-DURATION GOVERNMENT
PORTFOLIO
----------------------------
CLASS A
  1998                               $   9.95     $0.59           $ 0.11          $(0.59)       $ --          $  10.06      7.23%
  1997                                  10.09      0.57            (0.12)          (0.59)         --              9.95      4.62
  1996                                   9.73      0.61             0.36           (0.61)         --             10.09     10.27
  1995                                  10.06      0.40            (0.32)          (0.40)        (0.01)           9.73      0.93
  1994                                  10.13      0.40             0.04           (0.40)        (0.11)          10.06      4.41
  1993                                  10.09      0.52             0.14           (0.52)        (0.10)          10.13      6.66
  1992                                   9.82      0.68             0.27           (0.68)         --             10.09     10.00
  1991                                   9.65      0.76             0.17           (0.76)         --              9.82      9.98
  1990                                   9.54      0.75             0.11           (0.75)         --              9.65      9.01
  1989                                   9.81      0.76            (0.27)          (0.76)         --              9.54      5.21
CLASS B
  1998                               $   9.94     $0.56           $ 0.10          $(0.56)       $ --          $  10.04      6.82%
  1997                                  10.07      0.55            (0.12)          (0.56)         --              9.94      4.40
  1996                                   9.71      0.58             0.36           (0.58)         --             10.07      9.94
  1995                                  10.04      0.38            (0.32)          (0.38)        (0.01)           9.71      0.70
  1994                                  10.13      0.37             0.02           (0.37)        (0.11)          10.04      3.93
  1993                                  10.09      0.48             0.14           (0.48)        (0.10)          10.13      6.34
  1992                                   9.82      0.65             0.27           (0.65)         --             10.09      9.68
  1991(2)                                9.75      0.17             0.07           (0.17)         --              9.82     (0.25)

FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
                                                                                            RATIO OF NET
                                                                                RATIO OF     INVESTMENT
                                                                RATIO OF NET    EXPENSES     INCOME TO
                                                    RATIO OF     INVESTMENT    TO AVERAGE   AVERAGE NET
                                     NET ASSETS     EXPENSES       INCOME      NET ASSETS      ASSETS      PORTFOLIO
                                       END OF      TO AVERAGE    TO AVERAGE    (EXCLUDING    (EXCLUDING    TURNOVER
                                    PERIOD (000)   NET ASSETS    NET ASSETS     WAIVERS)      WAIVERS)       RATE
                                    -------------------------------------------------------------------------------
---------------------------------
CORPORATE DAILY INCOME PORTFOLIO
---------------------------------
CLASS A
  1998                                $   69,571      0.35%         5.61%         0.76%         5.20%        108%
  1997                                    55,783      0.36          5.49          0.73          5.12         141
  1996                                    48,539      0.35          5.97          0.55          5.77         295
  1995                                    50,495      0.35          4.60          0.55          4.40         147
  1994(1)                                 43,655      0.35          3.45          0.63          3.18          34
----------------------------
SHORT-DURATION GOVERNMENT
PORTFOLIO
----------------------------
CLASS A
  1998                                $   81,014      0.45%         5.91%         0.76%         5.60%        166%
  1997                                    73,545      0.45          5.72          0.70          5.47         145
  1996                                    73,431      0.45          6.13          0.53          6.05         184
  1995                                    99,458      0.45          4.12          0.52          4.05          45
  1994                                   128,063      0.45          3.98          0.52          3.91         105
  1993                                   100,153      0.45          5.04          0.55          4.94          80
  1992                                    63,194      0.45          6.82          0.56          6.71          36
  1991                                    51,457      0.45          7.73          0.54          7.64          17
  1990                                    48,683      0.45          7.72          0.58          7.59           6
  1989                                    54,887      0.41          7.95          0.58          7.78          55
CLASS B
  1998                                $       13      0.75%         5.61%         0.81%         5.55%        166%
  1997                                        13      0.75          5.49          0.82          5.42         145
  1996                                        39      0.75          5.85          0.83          5.77         184
  1995                                       131      0.75          3.92          0.82          3.85          45
  1994                                        37      0.75          3.67          0.82          3.60         105
  1993                                       135      0.75          4.74          0.85          4.64          80
  1992                                       135      0.75          6.52          0.85          6.42          36
  1991(2)                                    150      0.75          7.25          0.93          7.07          17

FINANCIAL HIGHLIGHTS (CONTINUED) _______________________________________________

FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
                                    NET ASSET                NET REALIZED AND   DISTRIBUTIONS
                                      VALUE        NET          UNREALIZED       FROM NET    DISTRIBUTIONS   NET ASSET
                                    BEGINNING   INVESTMENT    GAINS (LOSSES)    INVESTMENT   FROM REALIZED   VALUE END     TOTAL
                                    OF PERIOD     INCOME      ON SECURITIES       INCOME     CAPITAL GAINS   OF PERIOD    RETURN
                                    ----------------------------------------------------------------------------------------------
-----------------------------------
INTERMEDIATE-DURATION GOVERNMENT
PORTFOLIO
-----------------------------------
CLASS A
  1998                               $   9.78     $0.58           $ 0.29          $(0.58)       $ --          $  10.07      9.15%
  1997                                  10.06      0.55            (0.28)          (0.55)         --              9.78      2.81
  1996                                   9.33      0.60             0.73           (0.60)         --             10.06     14.60
  1995                                  10.13      0.50            (0.73)          (0.50)        (0.07)           9.33     (2.19)
  1994                                  10.23      0.54             0.11           (0.54)        (0.21)          10.13      6.44
  1993                                  10.06      0.62             0.28           (0.62)        (0.11)          10.23      9.51
  1992                                   9.75      0.70             0.40           (0.70)        (0.09)          10.06     11.44
  1991                                   9.48      0.73             0.28           (0.74)         --              9.75     11.06
  1990                                   9.32      0.76             0.16           (0.76)         --              9.48      9.94
  1989                                   9.71      0.78            (0.39)          (0.78)         --              9.32      4.23
----------------
GNMA PORTFOLIO
----------------
CLASS A
  1998                               $   9.63     $0.64           $ 0.24          $(0.64)       $ --          $   9.87      9.52%
  1997                                   9.84      0.65            (0.21)          (0.65)         --              9.63      4.70
  1996                                   9.17      0.67             0.67           (0.67)         --              9.84     15.06
  1995                                  10.07      0.64            (0.90)          (0.64)         --              9.17     (2.46)
  1994                                  10.22      0.66            (0.06)          (0.66)        (0.09)          10.07      6.09
  1993                                   9.99      0.75             0.27           (0.75)        (0.04)          10.22     10.92
  1992                                   9.61      0.79             0.38           (0.79)         --              9.99     12.49
  1991                                   9.31      0.83             0.30           (0.83)         --              9.61     12.74
  1990                                   9.15      0.88             0.16           (0.88)         --              9.31     11.53
  1989                                   9.47      0.87            (0.32)          (0.87)         --              9.15      6.19
CLASS B
  1997(3)                            $   9.84     $0.28           $(0.46)         $(0.28)       $ --          $   9.38     (1.88)%+
  1996                                   9.17      0.64             0.67           (0.64)         --              9.84     14.72
  1995(4)                                9.16      0.35             0.01           (0.35)         --              9.17      4.00+

FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
                                                                                            RATIO OF NET
                                                                                RATIO OF     INVESTMENT
                                                                RATIO OF NET    EXPENSES     INCOME TO
                                                    RATIO OF     INVESTMENT    TO AVERAGE   AVERAGE NET
                                     NET ASSETS     EXPENSES       INCOME      NET ASSETS      ASSETS      PORTFOLIO
                                       END OF      TO AVERAGE    TO AVERAGE    (EXCLUDING    (EXCLUDING    TURNOVER
                                    PERIOD (000)   NET ASSETS    NET ASSETS     WAIVERS)      WAIVERS)       RATE
                                    -------------------------------------------------------------------------------
----------------------------------
INTERMEDIATE-DURATION GOVERNMENT
PORTFOLIO
----------------------------------
CLASS A
  1998                                $  117,107      0.50%         5.85%         0.76%         5.59%         57%
  1997                                   133,675      0.49          5.59          0.69          5.39          94
  1996                                   164,978      0.45          6.12          0.53          6.04         115
  1995                                   243,671      0.45          5.20          0.52          5.13          61
  1994                                   336,814      0.45          5.24          0.53          5.16          56
  1993                                   259,488      0.45          6.16          0.53          6.08          52
  1992                                   199,901      0.45          7.08          0.54          6.99          62
  1991                                   184,193      0.45          7.78          0.54          7.69          39
  1990                                   127,966      0.45          8.01          0.74          7.72          34
  1989                                   102,166      0.41          8.32          0.72          8.01          36
----------------
GNMA PORTFOLIO
----------------
CLASS A
  1998                                $   77,792      0.60%         6.65%         0.75%         6.50%          4%
  1997                                   101,887      0.57          6.76          0.68          6.65          12
  1996                                   136,394      0.49          7.04          0.51          7.02          20
  1995                                   182,225      0.47          6.89          0.50          6.86          85
  1994                                   262,162      0.45          6.38          0.50          6.32          70
  1993                                   193,204      0.45          7.49          0.52          7.42          23
  1992                                   120,712      0.45          8.09          0.52          8.02           9
  1991                                    56,912      0.45          8.66          0.61          8.50          16
  1990                                     7,899      0.44          9.50          0.49          9.45          29
  1989                                     8,367      0.37          9.49          0.44          9.42          19
CLASS B
  1997(3)                             $  --           0.78%         6.54%         0.80%         6.52%          7%
  1996                                        15      0.79          6.71          0.81          6.69          20
  1995(4)                                     14      0.79          6.80          0.82          6.77          85


  + RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

 (1) CORPORATE DAILY INCOME CLASS A SHARES WERE OFFERED BEGINNING SEPTEMBER 28, 1993. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.


 (2) SHORT-DURATION GOVERNMENT CLASS B SHARES WERE OFFERED BEGINNING NOVEMBER 5, 1990. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.


 (3) GNMA CLASS B SHARES WERE FULLY LIQUIDATED JULY 10, 1996. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.


 (4) GNMA CLASS B SHARES WERE OFFERED BEGINNING JULY 12, 1994. ALL RATIOS AND TOTAL RETURN FOR THE PERIOD HAVE BEEN ANNUALIZED.

THE TRUST
      __________________________________________________________________________


SEI DAILY INCOME TRUST (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in separate diversified investment portfolios. This Prospectus offers Class A shares of the Intermediate-Duration Government Portfolio and the GNMA Portfolio, and Class A, Class B and Class C shares of the Corporate Daily Income, Treasury Securities Daily Income and Short-Duration Government Portfolios (each a "Portfolio" and, together, the "Portfolios"). Each Portfolio has separate classes of shares which provide for variations in distribution, shareholder servicing and transfer agency costs, sales charges, voting rights and dividends. Additional information pertaining to the Trust may be obtained by writing to SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.


INVESTMENT
OBJECTIVES AND
POLICIES
     ___________________________________________________________________________
CORPORATE DAILY
INCOME PORTFOLIO
                     The Corporate Daily Income Portfolio seeks to provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility. Under normal market conditions, the Portfolio invests exclusively in obligations of U.S. domiciled issuers (not including foreign branches of U.S. banks or U.S. branches of foreign banks) consisting of: (i) commercial paper rated in one of the two highest rating categories by a nationally recognized statistical rating organization (each an "NRSRO") or, if unrated, determined by the Adviser to be of comparable quality at the time of investment; (ii) obligations (certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. commercial banks or savings and loan institutions, provided that such institutions have net assets of at least $500 million as of the end of their most recent fiscal year;
                     (iii) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; (iv) corporate obligations (notes, bonds and debentures) rated in one of the four highest rating categories by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality at the time of investment; (v) mortgage-backed securities; (vi) asset-backed securities rated in one of the four highest rating categories by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality at the time of investment; and (vii) repurchase agreements involving the foregoing securities.

                           The Adviser intends to limit the Portfolio's
                     purchases of non-mortgage asset-backed securities to securities that are readily marketable at the time of purchase. Securities rated in the lowest category of investment grade may have speculative characteristics. In the event a security owned by the Portfolio is downgraded below these rating categories, the Adviser will take appropriate action with regard to such security. Under normal conditions, the Portfolio's duration will range from half a year to one and a half years. Maximum remaining maturity on any single issue will be five years, with the exception of floating or variable rate securities that reset at least annually.

TREASURY SECURITIES
DAILY INCOME
PORTFOLIO

                     The Treasury Securities Daily Income Portfolio seeks to provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility. Under normal market conditions, the Portfolio invests exclusively in (i) U.S. Treasury obligations; and
                     (ii) repurchase agreements involving such obligations. Under normal conditions, the Portfolio's duration will range from half a year to one and a half years. Maximum remaining maturity on any single issue will be five years.


SHORT-DURATION
GOVERNMENT PORTFOLIO
                     The Short-Duration Government Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Portfolio invests exclusively in (i) U.S. Treasury obligations; (ii) obligations issued or guaranteed as to principal and interest by the agencies and instrumentalities of the U.S. Government, including Government National Mortgage Association ("GNMA"), and other mortgage-backed securities of governmental issuers; and (iii) repurchase agreements involving such obligations. Under normal market conditions, the Portfolio will have a duration of up to three years.

INTERMEDIATE-DURATION
GOVERNMENT PORTFOLIO
                     The Intermediate-Duration Government Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Portfolio invests in the investments permitted for the Short-Duration Government Portfolio and may also invest in futures contracts (including futures on U.S. Treasury obligations and Eurodollar instruments) and related options, swaps, caps and floors, as described in this Prospectus and the Statement of Additional Information, as a hedging strategy. Under normal market conditions, this Portfolio will have a duration of two and one-half to five years.

GNMA PORTFOLIO
                     The GNMA Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Portfolio invests in the investments permitted for the Short-Duration Government Portfolio, but without restrictions on portfolio duration. At least 65% of the total assets of the Portfolio will, under normal circumstances, be invested in instruments issued by GNMA. In addition, the GNMA Portfolio may invest in futures contracts (including futures on U.S. Treasury obligations) and related options, swaps, caps and floors, as described in this Prospectus and the Statement of Additional Information, as a hedging strategy, and enter into dollar roll transactions with selected banks and broker-dealers.

                           There can be no assurance that the Portfolios will
                     achieve their respective investment objectives.

GENERAL INVESTMENT
POLICIES
     ___________________________________________________________________________

                     Each Portfolio invests in fixed income securities. Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of fixed income investments will generally change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities, but will affect a Portfolio's net asset value.


                           During periods of declining interest rates,
                     prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.


                           Each Portfolio may invest up to 10% of its net assets
                     in illiquid securities. However, restricted securities, including Rule 144A securities and section 4(2) commercial paper, that meet the criteria established by the Board of Trustees of the Trust will be considered liquid. In addition, each Portfolio's investments may include U.S. Treasury STRIPS (as defined in the "Description of Permitted Investments and Risk Factors").

                           Each Portfolio may purchase securities on a
                     when-issued basis.

                           For temporary defensive purposes during periods when
                     the Adviser believes that market conditions warrant, any Portfolio may invest up to 100% of its assets in money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as of the end of their most recent fiscal year) or in long- and short-term debt instruments which are rated A or higher by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's"), and may hold a portion of its assets in cash or cash equivalents.


                           The Portfolio turnover rates for the Corporate Daily
                     Income, Short-Duration Government, Intermediate-Duration Government and GNMA Portfolios for the fiscal year ended January 31, 1998 were 108%, 166%, 57% and 4%, respectively. A high turnover rate will result in higher transaction costs and may result in additional taxes for shareholders. See "Taxes."

                           For a description of the permitted investments, see
                     the "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.

INVESTMENT
LIMITATIONS
        ________________________________________________________________________

                     The investment objectives and certain of the investment limitations are fundamental policies of the Portfolios. Fundamental policies cannot be changed with respect to the Trust or a Portfolio without the consent of the holders of a majority of the Trust's or that Portfolio's outstanding shares.

                     EACH PORTFOLIO MAY NOT:

                     1. Purchase securities of any issuer (except securities
                        issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if as a result, more than 5% of total assets of the Portfolio would be invested in the securities of such issuer. This limitation applies to 75% of each Portfolio's total assets.

                     2. Purchase any securities which would cause more than 25%
                        of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities (but does apply to mortgage-backed securities of non-government issuers). For purposes of this limitation, asset-backed securities secured by truck and auto loan leases, credit card receivables and home equity loans each will be considered a separate industry.

                     3. Borrow money except for temporary or emergency purposes and then only an amount not exceeding 10% of the value of the total assets of that Portfolio. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Portfolio makes additional investments and any interest paid on such borrowings will reduce the income of that Portfolio.

                     The foregoing percentage limitations (except the limitation on borrowing) will apply at the time of the purchase of a security. Additional fundamental and non-fundamental investment limitations are set forth in the Statement of Additional Information.
THE MANAGER
          ______________________________________________________________________


                     SEI Fund Management (the "Manager" or the "Transfer Agent") provides the Trust with overall management services, regulatory reporting, all necessary office space, equipment, personnel and facilities and acts as transfer agent, dividend disbursing agent, and shareholder servicing agent for the shares of each Portfolio.

                           For these services, the Manager is entitled to a fee,
                     which is calculated daily and paid monthly, at an annual rate of .35% of the average daily net assets of each Portfolio except the GNMA Portfolio, for which the Manager is entitled to a fee of .32%. The Manager has voluntarily agreed to waive a portion of its fee in order to limit the total operating expenses of each Portfolio. The Manager reserves the right, in its sole discretion, to terminate these voluntary waivers at any time. For the fiscal year ended January 31, 1998, the Corporate Daily Income, Short-Duration Government, Intermediate-Duration
                     Government, and GNMA Portfolios paid management fees, after waivers, of .23%, .31%, .34% and .32%, respectively, of their average daily net assets. The Treasury Securities Daily Income Portfolio had not commenced operations as of January 31, 1998.

THE ADVISER
         _______________________________________________________________________


                     Wellington Management Company, LLP (the "Adviser" or "WMC") serves as the investment adviser for each Portfolio under an advisory agreement with the Trust. The Adviser is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and individuals. Under the advisory agreement, the Adviser invests the assets of the Portfolios and continuously reviews, supervises and administers each Portfolio's investment program. The Adviser is independent of the Manager and SEI and discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust.


                           John C. Keogh, Senior Vice President of the Adviser,
                     serves as the portfolio manager for the Corporate Daily Income and Short-Duration Government Portfolios. He has been an investment professional with the Adviser since 1983. Mr. Keogh has served as portfolio manager for the Corporate Daily Income Portfolio since it commenced operations and has served as portfolio manager for the Short-Duration Government Portfolio since 1995. Mr. Keogh will also serve as portfolio manager for the Treasury Securities Daily Income Portfolio upon the commencement of its operations.

                           Paul D. Kaplan, Senior Vice President of the Adviser,
                     serves as the portfolio manager for the GNMA Portfolio. He has been an investment professional with the Adviser since 1978. Mr. Kaplan has served as portfolio manager for the GNMA Portfolio since it commenced operations.

                           Thomas L. Pappas, Senior Vice President of the
                     Adviser, serves as the portfolio manager for the Intermediate-Duration Government Portfolio. He has been an investment professional with the Adviser since 1987. Mr. Pappas has served as portfolio manager for the Intermediate-Duration Government Portfolio since 1995.


                           The Adviser and its predecessor organizations have
                     provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. As of March 31, 1998, the Adviser had discretionary management authority with respect to approximately $193.9 billion of assets, including the assets of the Trust and SEI

                     Liquid Asset Trust, each an open-end management investment company administered by the Manager. The principal address of the Adviser is 75 State Street, Boston, Massachusetts 02109. WMC is a Massachusetts limited liability partnership whose managing partners are Robert W. Doran, Duncan M. McFarland and John R. Ryan.



                           The Adviser is entitled to a fee with respect to each
                     Portfolio, which fee is calculated daily and paid monthly, at an annual rate of .10% of the average daily net assets of each group of Portfolios up to $500 million, .075% of such average daily net assets from $500 million to $1 billion and .05% of such average daily net assets in excess of $1 billion. For the purpose of calculating such fees, the Portfolios are aggregated into the following groups:
                     (i) Corporate Daily Income and Treasury Securities Daily Income Portfolios and (ii) Short-Duration Government, Intermediate-Duration Government and GNMA Portfolios. The fees are based upon each group's aggregate average daily net assets, and are allocated daily among each Portfolio within a group on the basis of each Portfolio's relative net assets. For the fiscal year ended January 31, 1998, the Corporate Daily Income, Short-Duration Government, Intermediate-Duration Government and GNMA Portfolios paid WMC advisory fees, after fee waivers, of .06%, .08%, .09% and .10%, respectively. The Treasury Securities Daily Income Portfolio had not commenced operations as of January 31, 1998.


DISTRIBUTION AND
SHAREHOLDER
SERVICING
      __________________________________________________________________________

                     SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, serves as each Portfolio's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust.

                           The Portfolios have adopted plans under which firms,
                     including the Distributor, that provide shareholder and administrative services may receive compensation therefor. The Class A, B and C plans differ in a number of ways, including the amounts that may be paid. Under each plan, the Distributor may provide those services itself or may enter into arrangements under which third parties provide such services and are compensated by the Distributor. Under such arrangements the Distributor may retain as a profit any difference between the fee it receives and the amount it pays such third party. In addition, the Portfolios may enter into such arrangements directly.


                           Under the Class A plan, the Distributor is entitled
                     to receive a shareholder servicing fee at an annual rate of up to .25% of the average daily net assets of such Portfolio attributable to Class A shares, in return for provision of a broad range of shareholder and administrative services. Under the Class B and Class C shareholder service plans, the Distributor is entitled to receive a shareholder servicing fee at an annual rate of up to .25% of its average daily net assets in return for the Distributor's (or its agent's) efforts in maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided or investments; and assisting clients in changing dividend options, account designations and addresses. In addition, under their administrative services plans, Class B and Class C shares will pay administrative services fees at specified percentages of the average daily net assets of the shares of the Class (up to .05% in the case of the Class B shares and up to .25% in the case of the Class C shares). Administrative services include sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments.

                           It is possible that an institution may offer
                     different classes of shares to its customers and differing services to the classes of each Portfolio, and thus receive compensation with respect to different classes. These financial institutions may also charge separate fees to their customers.

                           The Distributor may, from time to time and at its own
                     expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Portfolios' shares.

PURCHASE AND
REDEMPTION OF SHARES
    ____________________________________________________________________________


                     Financial institutions may acquire shares of the Portfolios for their own account, or as a record owner on behalf of fiduciary, agency or custody accounts, by placing orders with the Transfer Agent (or its authorized agent). Institutions that use certain SEI proprietary systems may place orders electronically through those systems. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness on the same day. Financial institutions which purchase shares for the accounts of their customers may impose separate charges on these customers for account services.


                           Shares of each Portfolio may be purchased or redeemed
                     on days on which the New York Stock Exchange is open for business ("Business Days").


                           Shareholders who desire to purchase shares with cash
                     must place their orders with the Transfer Agent (or its authorized agent) prior to the determination of net asset value on any Business Day for the order to be accepted on that Business Day. Purchase orders received by a Fund after the determination of net asset value will be effected at the next Business Day's net asset value. Generally, cash investments must be transmitted or delivered in federal funds to the wire agent on the next Business Day following the day the order is placed. The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust or shareholders to accept such purchase order.

                           Shares of the GNMA Portfolio may be purchased in
                     exchange for securities that are permissible investments of that Portfolio, subject to the Adviser's and Manager's determination that the securities are acceptable. Securities accepted in exchange will be valued at the mean between their bid and asked quotations.


                           Purchases will be made in full and fractional shares
                     of a Portfolio calculated to three decimal places. The Trust will send shareholders a statement of shares owned after each transaction. The purchase price of shares is the net asset value next determined after a purchase order is received and accepted by the Trust. The net asset value per share of each Portfolio is determined by dividing the total market value of a Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of that Portfolio. Securities having maturities of 60 days or less at the time of purchase will be valued using the amortized cost method (described in the Statement of Additional Information), which approximates the securities' market value. Net asset value per share is determined as of the regularly-scheduled close of normal trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Business Day. Information about the market value of each portfolio security may be obtained by SEI Fund Management from an independent pricing service.



                           Shareholders who desire to redeem shares of a
                     Portfolio must place their redemption orders with the Transfer Agent (or its authorized agent) prior to the determination of net asset value on any Business Day. Redemption orders received after the determination of net asset value will be effected at the next Business Day's net asset value. The redemption price is the net asset value per share of the Portfolio next determined after receipt by the Transfer Agent of the redemption order. Payment on redemption will be made as promptly as possible and, in any event, within seven days after the redemption order is received.


                           Purchase and redemption orders may be placed by
                     telephone. Neither the Trust nor the Trust's Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Trust's Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

                           If market conditions are extraordinarily active, or
                     other extraordinary circumstances exist, shareholders may experience difficulties placing redemption orders by telephone, and may wish to consider placing orders by other means.
PERFORMANCE
          ______________________________________________________________________


                     For a Portfolio with multiple classes, the performance of Class A shares will normally be higher than that of Class B shares of such Portfolio because of the additional administrative services expenses charged Class B shares. The performance of Class C shares of a Portfolio may be lower than the performance of that Portfolio's Class B shares, if any, because of the additional administrative services expenses charged to Class C shares.

                           From time to time, each Portfolio may advertise yield
                     and total return. These figures are based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of a Portfolio refers to the income generated by a hypothetical investment in such Portfolio over a 30-day period. This income is then "annualized," I.E., the income over 30 days is assumed to be generated over one year and is shown as a percentage of the investment.

                           The total return of a Portfolio refers to the average
                     compounded rate of return on a hypothetical investment for designated time periods, assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

                           A Portfolio may periodically compare its performance
                     to that of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical) or financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or (iv) to other investment alternatives. A Portfolio may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. A Portfolio may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. A Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy and investment techniques.

                           A Portfolio may quote various measures of volatility
                     and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.
TAXES
  ______________________________________________________________________________

                     The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolios or their shareholders. In addition, state and local tax consequences of an investment in a Portfolio may differ from the federal income tax consequences described below. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional information.
TAX STATUS
OF THE PORTFOLIOS
                     Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. Each Portfolio intends to qualify or to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code") so as to be relieved of federal income tax on net investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders.
TAX STATUS
OF DISTRIBUTIONS
                     Each Portfolio distributes substantially all of its net investment income (including net short-term capital gains) to shareholders. Dividends from a Portfolio's net investment income are taxable to its shareholders as ordinary income (whether received in cash or in additional shares) and will not qualify for the corporate dividends-received deduction. Distributions of net capital gains are taxable to shareholders as long-term capital gains, regardless of how long shareholders have held their shares and regardless of whether the distributions are received in cash or in additional shares. The Portfolios provide annual reports to shareholders of the federal income tax status of all distributions.

                           Each Portfolio intends to make sufficient
                     distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to RICs.

                           Dividends declared by a Portfolio in October,
                     November or December of any year and payable to shareholders of record on a date in such a month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of the year declared if paid by the Portfolio at any time during the following January.

                           Income received on direct U.S. Government obligations
                     is exempt from tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder from a Portfolio provided certain state-specific conditions are satisfied. Each Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from a Portfolio is considered tax exempt in their particular states.

                           With respect to investments such as U.S. Treasury
                     STRIPS, which are sold at original issue discount and thus do not make periodic cash interest payments, each Portfolio will be required to include as part of its current income the accreted interest on such obligations even though such Portfolio has not received any interest payments on such obligations during that period. Because each Portfolio distributes all of its net investment income to its shareholders, a Portfolio may have to sell portfolio securities to distribute such imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

                           Each sale, exchange, or redemption of Portfolio
                     shares is a taxable transaction to the shareholder.

GENERAL INFORMATION
         _______________________________________________________________________
THE TRUST
                     The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. In addition to the Portfolios, the Trust consists of the following portfolios: Money Market Portfolio, Prime Obligation Portfolio, Government Portfolio, Government II Portfolio, Treasury Portfolio, Treasury II Portfolio and Federal Securities Portfolio. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto.

                           The Trust pays its expenses, including fees of its
                     service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under state and federal securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.
TRUSTEES OF THE TRUST
                     The management and affairs of the Trust are supervised by the Trustees under the laws of The Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.
VOTING RIGHTS
                     Each share held entitles the shareholder of record to one vote. The shareholders of each Portfolio or class will vote separately on matters relating solely to that Portfolio or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.
REPORTING
                     The Trust issues an unaudited report semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other reports to shareholders of record.
SHAREHOLDER INQUIRIES
                     Shareholder inquiries should be directed to the Manager, SEI Fund Management, Oaks, Pennsylvania 19456.
DIVIDENDS
                     Substantially all of the net investment income (exclusive of capital gains) of each Portfolio is distributed in the form of dividends that are declared on each Business Day as a dividend for shareholders of record and are distributed monthly in federal funds or in additional shares at the discretion of the shareholder on the first Business Day of each month. The dividends on Class A shares are normally higher than those on Class B shares, if any, of a Portfolio because of the additional administrative services expenses charged to Class B shares. Likewise, the dividends on Class B shares are normally higher than those on Class C shares, if any, of a Portfolio because of the additional administrative services expenses charged to Class C shares.
COUNSEL AND INDEPENDENT
PUBLIC ACCOUNTANTS
                     Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.
CUSTODIAN AND WIRE AGENT
                     CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 (the "Custodian"), serves as custodian of the Trust's assets and as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

DESCRIPTION OF
PERMITTED
INVESTMENTS AND RISK
FACTORS   ______________________________________________________________________

                     The following is a description of certain of the permitted investment practices for the Portfolios, and the associated risk factors:
ASSET-BACKED SECURITIES
                     Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.
BANKERS' ACCEPTANCES
                     A banker's acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.
CERTIFICATES OF DEPOSIT
                     A certificate of deposit is a negotiable, interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market, prior to maturity.
COMMERCIAL PAPER
                     Commercial paper is a term used to describe unsecured short-term promissory notes issued by municipalities, corporations and other entities. Maturities on these issues vary from one to 270 days.
DOLLAR ROLL TRANSACTIONS

                     Dollar rolls are transactions in which a Portfolio sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus any interest earned on the cash proceeds of the sale) is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with a Portfolio being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Portfolio to buy a security. If the broker-dealer to whom a Portfolio sells the security becomes insolvent, a Portfolio's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security a Portfolio is required to repurchase may be worth less than the security the Portfolio originally held.
FUTURES AND OPTIONS ON
FUTURES
                     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Portfolio will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges.

                           Eurodollar instruments are U.S. dollar-denominated
                     futures contracts or options thereon which are linked to the London Interbank Offered Rate (LIBOR), although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings.

                           In order to avoid leveraging and related risks, when
                     a Portfolio purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account with the Trust's Custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

                           A Portfolio may enter into futures contracts and
                     options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), so long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of the liquidating value of the Portfolio's assets. A Portfolio may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce a Portfolio's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Portfolio's return.

                           There are risks associated with these activities,
                     including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Portfolio and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option,
                     (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures.
ILLIQUID SECURITIES

                     Illiquid securities are securities which cannot be disposed of within seven business days at approximately the price at which they are being carried on a Portfolio's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of more than seven days in length.

MORTGAGE-BACKED
SECURITIES

                     Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional 15- and 30-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and balloon mortgages.


                           GOVERNMENT PASS-THROUGH SECURITIES:  These are
                     securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also each guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCs) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

                           PRIVATE PASS-THROUGH SECURITIES:  These are
                     mortgage-backed securities issued by a non-governmental entity, such as a trust. These securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investments conduits ("REMICs") that are rated in one of the top two rating categories. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

                           COLLATERALIZED MORTGAGE OBLIGATIONS:  CMOs are debt
                     obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

                           REMICS:  A REMIC is a CMO that qualifies for special
                     tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates.

                           PARALLEL PAY SECURITIES, PAC BONDS:  Parallel pay
                     CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

                           STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS"):  SMBs
                     are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments, and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. During times when interest rates are experiencing fluctuations, such securities can be difficult to price on a consistent basis. The market for SMBs is not as fully developed as other markets; SMBs, therefore, may be illiquid.
REITS
                     Real Estate Investment Trusts ("REITs") are trusts that invest primarily in commercial real estate or real estate-related loans. The value of interests in REITs may be affected by the value of the property owned or the quality of the mortgages held by the trust.
REPURCHASE AGREEMENTS

                     Agreements by which a Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 Act.

TIME DEPOSITS
                     A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with maturities of more than seven days are considered to be illiquid.

U.S. GOVERNMENT AGENCY
SECURITIES
                     Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, FHLMC, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (E.G., GNMA securities), others are supported by the right of the issuer to borrow from the Treasury (E.G., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (E.G., Fannie Mae securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Portfolio's shares.
U.S. TREASURY
OBLIGATIONS
                     U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury as well as separately traded interest and principal component parts of such obligations, known as Separately Traded Registered Interest and Principal Securities ("STRIPS"), that are transferable through the federal book-entry system.
U.S. TREASURY STRIPS

                     U.S. Treasury STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying investments.

WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES
(INCLUDING TBA
MORTGAGE-BACKED
SECURITIES)
                     When-issued or delayed delivery transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A Portfolio will maintain with the Custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to a Portfolio before settlement.

                           One form of when-issued or delayed-delivery security
                     that a Portfolio may purchase is a "to be announced" ("TBA") mortgage-backed security. A TBA mortgage-backed security transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with the specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date.

TABLE OF CONTENTS
               _________________________________________________________________

Annual Operating Expenses.................................................     2
Financial Highlights......................................................     5
The Trust.................................................................     7
Investment Objectives and Policies........................................     7
General Investment Policies...............................................     9
Investment Limitations....................................................    10
The Manager...............................................................    10
The Adviser...............................................................    11
Distribution and Shareholder Servicing....................................    12
Purchase and Redemption of Shares.........................................    13
Performance...............................................................    14
Taxes.....................................................................    15
General Information.......................................................    17
Description of Permitted Investments and Risk Factors.....................    18

SEI DAILY INCOME TRUST
MAY 31, 1998

--------------------------------------------------------------------------------

GOVERNMENT PORTFOLIO

--------------------------------------------------------------------------------

This Prospectus concisely sets forth information about the above-referenced Portfolio that an investor needs to know before investing. Please read this Prospectus carefully and keep it on file for future reference.


A Statement of Additional Information dated May 31, 1998, has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734. The Statement of Additional Information is incorporated into this Prospectus by reference.


SEI Daily Income Trust (the "Trust") is an open-end management investment company, certain classes of which offer financial institutions a convenient means of investing their own funds, or funds for which they act in a fiduciary, agency or custodial capacity, in professionally managed diversified portfolios of securities. Some portfolios offer separate classes of units of beneficial interest that differ from each other primarily in the allocation of certain distribution and/or shareholder servicing expenses. This Prospectus offers CNI Class shares of the Government Portfolio, a money market portfolio (the "Portfolio").

AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

--------------------------------------------------------------------------------

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)      CNI CLASS
--------------------------------------------------------------------------------


Management/Advisory Fees (after fee waiver) (1)                             .15%
12b-1 Fees (after fee waiver) (2)                                           .40%
Total Other Expenses                                                        .30%
  Shareholder Servicing Fees                                                .25%
--------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers) (3)                            .85%
--------------------------------------------------------------------------------



(1) THE MANAGER AND ADVISER HAVE WAIVED A PORTION OF THEIR FEES, AND THE MANAGEMENT/ADVISORY FEES SHOWN REFLECT THESE WAIVERS. ABSENT SUCH WAIVERS, MANAGEMENT/ADVISORY FEES WOULD BE .26% FOR THE PORTFOLIO.



(2) THE DISTRIBUTOR HAS WAIVED, ON A VOLUNTARY BASIS, A PORTION OF ITS 12B-1 FEE AND THE 12B-1 FEES SHOWN REFLECT THIS WAIVER. THE DISTRIBUTOR RESERVES THE RIGHT TO TERMINATE ITS WAIVER AT ANY TIME AT ITS SOLE DISCRETION. THE MAXIMUM 12B-1 FEE PAYABLE BY CNI CLASS SHARES OF THE PORTFOLIOS IS .50%.



(3) ABSENT THESE FEE WAIVERS, TOTAL OPERATING EXPENSES FOR THE CNI CLASS SHARES OF THE PORTFOLIO WOULD BE 1.06%.


EXAMPLE                                                                CNI CLASS
--------------------------------------------------------------------------------

                                                1 YR.    3 YRS.    5 YRS.    10 YRS.
                                               -------   -------   -------   --------
An investor would pay the following expenses
 on a $1,000 investment assuming (1) a 5%
 annual return and (2) redemption at the end
 of each time period:
  Government Portfolio                         $    9    $   27    $   47    $   105
-------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE PURPOSE OF THIS TABLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT MAY BE DIRECTLY OR INDIRECTLY BORNE BY INVESTORS IN CNI CLASS SHARES OF THE PORTFOLIO. A PERSON WHO PURCHASES SHARES THROUGH A FINANCIAL INSTITUTION MAY BE CHARGED SEPARATE FEES BY THAT INSTITUTION. THE PORTFOLIO ALSO OFFERS CLASS A, CLASS B, CLASS C SHARES, AND SWEEP CLASS SHARES, WHICH ARE SUBJECT TO THE SAME EXPENSES, EXCEPT THAT EACH HAS DIFFERENT DISTRIBUTION AND/OR SHAREHOLDER SERVICING COSTS. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE MANAGER," "THE ADVISER" AND "DISTRIBUTION AND SHAREHOLDER SERVICING." LONG-TERM SHAREHOLDERS MAY EVENTUALLY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE OTHERWISE PERMITTED BY THE NASD RULES.

FINANCIAL HIGHLIGHTS
                  ______________________________________________________________


The following financial highlights for a share outstanding throughout each period have been audited by Arthur Andersen LLP, independent public accountants, whose report thereon, dated March 6, 1998 was unqualified. This information should be read in conjunction with the Trust's financial statements as of and for the fiscal year ended January 31, 1998 and notes thereto, which are incorporated by reference to the Trust's Statement of Additional Information under the heading "Financial Information." Additional performance information is set forth in the Trust's 1998 Annual Report to shareholders, which is available upon request and without charge by calling 1-800-342-5734.


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

                              NET ASSET                NET REALIZED AND   DISTRIBUTIONS
                                VALUE        NET       UNREALIZED GAINS    FROM NET    DISTRIBUTIONS   NET ASSET
                              BEGINNING   INVESTMENT     (LOSSES) ON      INVESTMENT   FROM REALIZED   VALUE END
                              OF PERIOD     INCOME        SECURITIES        INCOME     CAPITAL GAINS   OF PERIOD
                              ----------------------------------------------------------------------------------
----------------------
GOVERNMENT PORTFOLIO
----------------------

CNI CLASS
  1998                         $ 1.00       $0.05           $   --          $(0.05)       $   --        $ 1.00
  1997                           1.00        0.05               --           (0.05)           --          1.00
  1996                           1.00        0.05               --           (0.05)           --          1.00
  1995(1)                        1.00        0.03               --           (0.03)           --          1.00

                                                                                                  RATIO OF NET
                                                                                     RATIO OF      INVESTMENT
                                                                     RATIO OF NET    EXPENSES        INCOME
                                                         RATIO OF     INVESTMENT    TO AVERAGE     TO AVERAGE
                                          NET ASSETS     EXPENSES     INCOME TO     NET ASSETS     NET ASSETS
                               TOTAL        END OF      TO AVERAGE   AVERAGE NET    (EXCLUDING     (EXCLUDING
                               RETURN    PERIOD (000)   NET ASSETS      ASSETS       WAIVERS)       WAIVERS)
                              --------------------------------------------------------------------------------
----------------------
GOVERNMENT PORTFOLIO
----------------------
CNI CLASS
  1998                           4.84%     $  908,197      0.85%         4.75%         1.06%          4.54%
  1997                           4.69         617,186      0.82          4.59          1.03           4.38
  1996                           5.39         542,936      0.70          5.23          0.84           5.09
  1995(1)                        3.41+        310,835      0.70          4.32          0.89           4.13



  + RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.



 (1) THE CNI CLASS SHARES (FORMERLY CLASS G AND C SHARES) OF THE PORTFOLIO WERE FIRST OFFERED APRIL 7, 1994. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.

THE TRUST
      __________________________________________________________________________

SEI DAILY INCOME TRUST (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in separate diversified investment portfolios. This Prospectus offers CNI Class shares of the Trust's Government Portfolio (the "Portfolio.") The Portfolio has separate classes of shares which provide for variations in distribution, shareholder servicing and transfer agency costs, voting rights and dividends. Additional information pertaining to the Trust may be obtained by writing SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

INVESTMENT OBJECTIVE
AND POLICIES
         _______________________________________________________________________

                     The Government Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Portfolio invests exclusively in (i) U.S. Treasury obligations; (ii) obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government; and (iii) repurchase agreements involving such obligations.

                           There can be no assurance that the Portfolio will
                     achieve its investment objective.

GENERAL INVESTMENT
POLICIES
     ___________________________________________________________________________

                     In purchasing obligations, the Portfolio complies with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as that Rule may be amended from time to time. These requirements currently provide that the Portfolio must limit its investments to securities with remaining maturities of 397 days or less, and must maintain a dollar-weighted average maturity of 90 days or less. In addition, under Rule 2a-7, the Portfolio may only invest in securities (other than U.S. Government Securities) rated in one of the two highest categories for short-term securities by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if only one NRSRO has rated the security), or, if unrated, determined by the Adviser (in accordance with procedures adopted by the Trust's Board of Trustees) to be of equivalent quality to rated securities in which the Portfolio may invest.

                           Securities rated in the highest rating category by at
                     least two NRSROs (or, if unrated, determined by the Adviser to be of comparable quality) are "first tier" securities. Non-first tier securities rated in the second highest rating category by at least one NRSRO (or, if unrated, determined by the Adviser to be of comparable quality) are considered to be "second tier" securities.

                           Although the Portfolio is governed by Rule 2a-7, its
                     investment policies are, in certain respects, more restrictive than those imposed by that Rule.

                           The Portfolio may invest up to 10% of its net assets
                     in illiquid securities. In addition, the Portfolio may invest in U.S. Treasury STRIPS (as defined in the "Description of Permitted Investments and Risk Factors").

                           The Portfolio may purchase securities on a
                     when-issued basis.

                           For temporary defensive purposes, the Portfolio may
                     maintain 100% of its assets in cash.

                           For a description of the permitted investments and
                     the above ratings see "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.

INVESTMENT
LIMITATIONS
        ________________________________________________________________________

                     The investment objective and certain of the investment limitations are fundamental policies of the Portfolio. It is a fundamental policy of the Portfolio to use its best efforts to maintain a constant net asset value of $1.00 per share. There can be no assurance that the Portfolio will achieve its investment objective or that the Portfolio will be able to maintain a net asset value of $1.00 per share on a continuing basis.

                           Fundamental policies cannot be changed with respect
                     to the Portfolio without the consent of the holders of a majority of the Portfolio's outstanding shares.

                     THE PORTFOLIO MAY NOT:

                     1. BORROW MONEY EXCEPT FOR TEMPORARY OR EMERGENCY PURPOSES
                        AND THEN ONLY IN AN AMOUNT NOT EXCEEDING 10% OF THE VALUE OF THE TOTAL ASSETS OF THE PORTFOLIO. THIS BORROWING PROVISION IS INCLUDED SOLELY TO FACILITATE THE ORDERLY SALE OF PORTFOLIO SECURITIES TO ACCOMMODATE SUBSTANTIAL REDEMPTION REQUESTS IF THEY SHOULD OCCUR AND IS NOT FOR INVESTMENT PURPOSES. ALL BORROWINGS WILL BE REPAID BEFORE THE PORTFOLIO MAKES ADDITIONAL INVESTMENTS AND ANY INTEREST PAID ON SUCH BORROWINGS WILL REDUCE THE INCOME OF THE PORTFOLIO.

                     The foregoing percentage limitations will apply at the time of the purchase of a security. Additional fundamental and non-fundamental investment limitations are set forth in the Statement of Additional Information.
THE MANAGER
          ______________________________________________________________________


                     SEI Fund Management (the "Manager" or the "Transfer Agent") provides the Trust with overall management services, regulatory reporting, all necessary office space, equipment, personnel and facilities and acts as transfer agent, dividend disbursing agent, and shareholder servicing agent.



                           For these services, the Manager is entitled to a fee,
                     which is calculated daily and paid monthly, at an annual rate of .24% of the Portfolio's average daily net assets. The Manager has contractually agreed to waive up to all of its fee and, if necessary, pay other operating expenses in order to limit the total operating expenses of the CNI Class shares of the Portfolio. In addition, the Manager has voluntarily agreed to waive a portion of its fee in order to limit the total operating expenses of CNI Class shares of the Portfolio. The Manager reserves the right, in its sole discretion, to terminate this voluntary waiver at any time. For the fiscal year ended January 31, 1998 the Portfolio paid management fees, after waivers, of .14%.

THE ADVISER
         _______________________________________________________________________

                     Wellington Management Company, LLP (the "Adviser" or "WMC") serves as the investment adviser for the Portfolio under an advisory agreement (the "Advisory Agreement") with the Trust. The Adviser is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and individuals. Under the Advisory Agreement, the Adviser invests the assets of the Portfolio and continuously reviews, supervises and administers the Portfolio's investment program. The Adviser is independent of the Manager and SEI and discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust.


                           The Adviser and its predecessor organizations have
                     provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. As of March 31, 1998 the Adviser had discretionary management authority with respect to approximately $193.9 billion of assets, including the assets of the Trust and SEI Liquid Asset Trust, each an open-end management investment company administered by the Manager. The principal address of the Adviser is 75 State Street, Boston, Massachusetts 02109. WMC is a Massachusetts limited liability partnership whose managing partners are Robert W. Doran, Duncan M. McFarland and John R. Ryan.



                           The Adviser is entitled to a fee, which is calculated
                     daily and paid monthly, at an annual rate of .075% of the combined average daily net assets of the Trust's seven money market portfolios up to $500 million and .02% of such combined average daily net assets in excess of $500 million. Such fees are allocated daily among the money market portfolios on the basis of their relative net assets. For the fiscal year ended January 31, 1998 the Portfolio paid WMC advisory fees (shown here as a percentage of average daily net assets after voluntary fee waivers) of .01%.


DISTRIBUTION AND
SHAREHOLDER
SERVICING
      __________________________________________________________________________

                     SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, serves as the Portfolio's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust. The Portfolio has adopted a distribution plan for its CNI Class shares (the "CNI Class Plan") pursuant to Rule 12b-1 under the 1940 Act. The CNI Class Plan provides for payments to the Distributor at an annual rate of .50% of the

                     Portfolio's average daily net assets attributable to CNI Class shares. These payments are characterized as "compensation," and are not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate CNI Class shareholders that provide distribution related services to their customers.

                           The Portfolio has also adopted plans for each of its
                     classes, under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation therefor. The Class A, B and C, and CNI and Sweep Class plans differ in a number of ways, including the amounts that may be paid. Under the plans, the Distributor may provide those services itself or may enter into arrangements under which third parties provide such services and are compensated by the Distributor. Under such arrangements the Distributor may retain as a profit any difference between the fee it receives and the amount it pays such third party. In addition, the Portfolio may enter into such arrangements directly. Under the CNI Class shareholder service plan, the Distributor is entitled to a shareholder service fee at an annual rate of up to .25% of the Portfolio's average daily net assets attributable to CNI Class shares in return for the Distributor's (or its agent's) efforts in maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided or investments; and assisting clients in changing dividend options, account designations and addresses.

                           It is possible that an institution may offer
                     different classes of shares to its customers and differing services to the classes of the Portfolio, and thus receive compensation with respect to different classes. These financial institutions may also charge separate fees to their customers.

                           The Distributor may, from time to time and at its own
                     expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Portfolios' shares.

PURCHASE AND
REDEMPTION OF SHARES
    ____________________________________________________________________________


                     Financial institutions may acquire shares of the Portfolio for their own accounts, or as a record owner on behalf of fiduciary, agency or custody accounts, by placing orders with the Transfer Agent (or its authorized agent). Institutions that use certain SEI proprietary systems may place orders electronically through those systems. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness on the same day. Financial institutions that purchase shares for the accounts of their customers may impose separate charges on these customers for account services.

                           Shares of the Portfolio may be purchased or redeemed
                     on days on which the New York Stock Exchange is open for business ("Business Days"). However, money market fund shares can not be purchased by Federal Reserve wire on Federal holidays restricting wire transfers.

                           Shareholders who desire to purchase shares with cash
                     must place their orders with the Transfer Agent (or its authorized agent) prior to the determination of net asset value and in accordance with the procedures described below for the order to be accepted on that Business Day. Cash investments must be transmitted or delivered in federal funds to the wire agent by the close of business on the same day the order is placed. The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust or shareholders to accept such purchase order.


                           The Trust will send shareholders a statement of
                     shares owned after each transaction. The purchase price of shares is the net asset value next determined after a purchase order is received and accepted by the Trust, which is expected to remain constant at $1.00. The net asset value per share of the Portfolio is determined by dividing the total value of its investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. The Portfolio's investments will be valued by the amortized cost method described in the Statement of Additional Information. Net asset value per share is determined daily as of 4:30 p.m., Eastern time, on each Business Day. The Portfolio's net asset value per share is determined daily as of 5:00 p.m., Eastern time, on each Business Day. Financial institutions which purchase and redeem shares for the accounts of their customers may impose their own cut-off times for receipt of purchase and redemption requests directed through them.


                           Shareholders who desire to purchase or redeem shares
                     of the Portfolio after 2:00 p.m. Eastern time must contact the Transfer Agent one week in advance to establish the requisite operational requirements for late day trading. Even after these procedures are in place, investors are encouraged to execute as many trades as possible prior to 2:00 p.m. Eastern time.


                           Shareholders who wish to receive same-day acceptance
                     of investment in the Portfolio after 2:00 p.m., Eastern time, must contact the Transfer Agent before 5:00 p.m., Eastern time, to place the trade and must obtain a security code number for each trade. It is necessary to obtain a new security code number for each purchase placed in the Portfolios after 2:00 p.m., Eastern time. Security code numbers are assigned exclusively by means of telephone communications and are effective for one transaction only and may not be used more than once.


                           Shareholders who desire to redeem shares of the
                     Portfolio must place their redemption orders with the Transfer Agent (or its authorized agent) prior to the determination of net asset value and in accordance with the procedures described below on any Business Day. The redemption price is the net asset value per share of the Portfolio next determined after receipt by the Transfer Agent of the redemption order. Payment on redemptions will be made as promptly as possible and, in any event, within seven days after the redemption order is received.

                           Purchase and redemption orders may be placed by
                     telephone. Neither the Trust nor the Trust's Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Trust's Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

                           If market conditions are extraordinarily active, or
                     other extraordinary circumstances exist, shareholders may experience difficulties placing redemption orders by telephone, and may wish to consider placing orders by other means.
PERFORMANCE
          ______________________________________________________________________

                     For the Portfolio, the performance of Class A shares will normally be higher than that of Class B shares because of the additional administrative services expenses charged to Class B shares. Likewise, the performance of Class B shares will normally be higher than that of Class C, CNI Class and Sweep Class shares because of the additional administrative services expenses charged to Class C shares and the additional distribution and shareholder servicing expenses charged to CNI Class and Sweep Class shares.

                           From time to time, the Portfolio may advertise the
                     "current yield" and "effective yield" (also called "effective compound yield"). These figures are based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The "current yield" of the Portfolio refers to the income generated by a hypothetical investment in the Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized," I.E., the income generated during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" (also called "effective compound yield") is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

                           The Portfolio may periodically compare its
                     performance to that of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical) or financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs, or; (iv) to other investment alternatives. The Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy and investment techniques.

TAXES
  ______________________________________________________________________________

                     The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders. In addition, state and local tax consequences of an investment in the Portfolio may differ from the federal income tax consequences described below. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.
TAX STATUS
OF THE PORTFOLIO
                     The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. The Portfolio intends to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code") so as to be relieved of federal income tax on net investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders. The Portfolio also intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to RICs.
TAX STATUS
OF DISTRIBUTIONS
                     The Portfolio distributes substantially all of its net investment income (including net short-term capital gains) to shareholders. Dividends from a Fund's net investment company taxable income are taxable to its shareholders as ordinary income (whether received in cash or in additional shares) and will not qualify for the corporate dividends received deduction. Distributions of net capital gains are taxable to shareholders as long-term capital gains, regardless of how long shareholders have held their shares and regardless of whether the distributions are received in cash or in additional shares. The Portfolio provides annual reports to shareholders of the federal income tax status of all distributions.

                           Dividends declared by the Portfolio in October,
                     November or December of any year and payable to shareholders of record on a date in such a month, will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of the year declared if paid by the Portfolio at any time during the following January.

                           Income received on direct U.S. Government obligations
                     is exempt from tax at the state level when received directly by a Portfolio and may be exempt, depending on the state, when received by a shareholder from a Portfolio provided certain state-specific conditions are satisfied. Interest received on repurchase agreements collateralized by U.S. Government obligations normally is not exempt from state taxation. The Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Portfolio is considered tax exempt in their particular states.

                           With respect to investments in U.S. Treasury STRIPS,
                     which are sold at original issue discount and thus do not make periodic cash interest payments, the Portfolio will be required to include as part of its current income the accreted interest on any such obligations even though the Portfolio has not received any interest payments on such obligations during that period. Because the Portfolio distributes all of its net investment income to its shareholders, the Portfolio may have to sell portfolio securities to distribute such imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities, and which may result in a taxable gain or loss.

                           Each sale, exchange, or redemption of Portfolio
                     shares is a taxable transaction to the shareholder.

GENERAL INFORMATION
         _______________________________________________________________________
THE TRUST

                     The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. In addition to the Portfolio, the Trust consists of the following portfolios: Money Market Portfolio, Prime Obligation Portfolio, Government II Portfolio, Treasury Portfolio, Treasury II Portfolio, Federal Securities Portfolio, Short-Duration Government Portfolio, Intermediate-Duration Government Portfolio, GNMA Portfolio, Corporate Daily Income Portfolio and Treasury Securities Daily Income Portfolio. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto.


                           The Trust pays its expenses, including fees of its
                     service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under state and federal securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.
TRUSTEES OF THE TRUST
                     The management and affairs of the Trust are supervised by the Trustees under the laws of The Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.
VOTING RIGHTS
                     Each share held entitles the shareholder of record to one vote. The shareholders of each Portfolio or class will vote separately on matters relating solely to that Portfolio or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

REPORTING
                     The Trust issues an unaudited financial report semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other reports to shareholders of record.
SHAREHOLDER INQUIRIES
                     Shareholder inquiries should be directed to the Manager, SEI Fund Management, Oaks, Pennsylvania 19456.
DIVIDENDS
                     Substantially all of the net investment income (exclusive of capital gains) of the Portfolio is distributed in the form of dividends that are declared on each Business Day as a dividend for shareholders of record and are distributed monthly in federal funds or in additional shares at the discretion of the shareholder on the first Business Day of each month. Dividends will be paid on the next Business Day to shareholders who redeem all of their shares of a Portfolio at any other time during the month. The dividends on Class A shares are normally higher than those on Class B shares of the Portfolio because of the additional administrative services expenses charged to Class B shares. The dividends on Class B shares are normally higher than those on Class C, CNI Class and Sweep Class shares of the Portfolio because of the additional administrative services expenses charged to Class C shares and the additional distribution and/or shareholder servicing expenses charged to Class C, CNI Class and Sweep Class shares.
COUNSEL AND INDEPENDENT
PUBLIC ACCOUNTANTS
                     Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.

CUSTODIAN AND WIRE AGENT

                     CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 (the "Custodian"), acts as custodian and wire agent of the assets of the Portfolio. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

DESCRIPTION OF
PERMITTED
INVESTMENTS AND RISK
FACTORS
    ____________________________________________________________________________

                     The following is a description of certain of the permitted investment practices for the Portfolio and the associated risk factors:
ILLIQUID SECURITIES

                     Illiquid securities are securities which cannot be disposed of within seven business days at approximately the price at which they are being carried on the Portfolio's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, securities for which there is no active secondary market for such security, and repurchase agreements with maturities over seven days in length.

REPURCHASE AGREEMENTS

                     Agreements by which the Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 Act.

U.S. GOVERNMENT AGENCY
SECURITIES
                     Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (E.G., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (E.G., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (E.G., Fannie Mae securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Portfolio's shares.
U.S. TREASURY
OBLIGATIONS
                     U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury as well as separately traded interest and principal component parts of such obligations, known as Separately Traded Registered Interest and Principal Securities ("STRIPS"), that are transferable through the federal book-entry system.
U.S. TREASURY STRIPS

                     STRIPS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying investments.

WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES
                     When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolio will maintain with the Custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Portfolio before settlement.

TABLE OF CONTENTS
               _________________________________________________________________

Annual Operating Expenses.................................................     2
Financial Highlights......................................................     3
The Trust.................................................................     4
Investment Objective and Policies.........................................     4
General Investment Policies...............................................     4
Investment Limitations....................................................     5
The Manager...............................................................     5
The Adviser...............................................................     6
Distribution and Shareholder Servicing....................................     6
Purchase and Redemption of Shares.........................................     7
Performance...............................................................     9
Taxes.....................................................................    10
General Information.......................................................    11
Description of Permitted Investments and Risk Factors.....................    12

SEI DAILY INCOME TRUST
MAY 31, 1998

--------------------------------------------------------------------------------

GOVERNMENT PORTFOLIO

--------------------------------------------------------------------------------

This Prospectus concisely sets forth information about the above-referenced Portfolio that an investor needs to know before investing. Please read this Prospectus carefully and keep it on file for future reference.


A Statement of Additional Information dated May 31, 1998, has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734. The Statement of Additional Information is incorporated into this Prospectus by reference.


SEI Daily Income Trust (the "Trust") is an open-end management investment company, certain classes of which offer financial institutions a convenient means of investing their own funds, or funds for which they act in a fiduciary, agency or custodial capacity, in professionally managed diversified portfolios of securities. Some portfolios offer separate classes of units of beneficial interest that differ from each other primarily in the allocation of certain distribution and/or shareholder servicing expenses. This Prospectus offers Class C shares of the Government Portfolio, a money market portfolio (the "Portfolio").

AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

--------------------------------------------------------------------------------

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)        CLASS C
--------------------------------------------------------------------------------

Management/Advisory Fees (after fee waiver) (1)                                                                  .15%
12b-1 Fees                                                                                                       none
Total Other Expenses                                                                                             .55%
  Shareholder Servicing Fees                                                                                     .25%
---------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee waiver) (2)                                                                  .70%
---------------------------------------------------------------------------------------------------------------------


(1) THE MANAGER AND ADVISER HAVE WAIVED A PORTION OF THEIR FEE, AND THE MANAGEMENT/ADVISORY FEES SHOWN REFLECT THESE WAIVERS. ABSENT SUCH WAIVERS, MANAGEMENT/ADVISORY FEES WOULD BE .26% FOR THE PORTFOLIO.



(2) ABSENT THIS FEE WAIVER, TOTAL OPERATING EXPENSES FOR THE CLASS C SHARES OF THE PORTFOLIO WOULD BE .81%.


EXAMPLE                                                                  CLASS C
--------------------------------------------------------------------------------

                                                1 YR.    3 YRS.    5 YRS.    10 YRS.
                                               -------   -------   -------   --------
An investor would pay the following expenses
 on a $1,000 investment assuming (1) a 5%
 annual return and (2) redemption at the end
 of each time period:
  Government Portfolio                         $    7    $   22    $   39    $    87
-------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


THE PURPOSE OF THIS TABLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT MAY BE DIRECTLY OR INDIRECTLY BORNE BY INVESTORS IN CLASS C SHARES OF THE PORTFOLIO. A PERSON WHO PURCHASES SHARES THROUGH A FINANCIAL INSTITUTION MAY BE CHARGED SEPARATE FEES BY THAT INSTITUTION. THE PORTFOLIO ALSO OFFERS CLASS A, CLASS B, CNI CLASS AND SWEEP CLASS SHARES, WHICH ARE SUBJECT TO THE SAME EXPENSES, EXCEPT THAT EACH HAS DIFFERENT DISTRIBUTION AND/OR SHAREHOLDER SERVICING COSTS. ADDITIONAL INFORMATION MAY BE FOUND UNDER "THE MANAGER," "THE ADVISER" AND "DISTRIBUTION AND SHAREHOLDER SERVICING."

FINANCIAL HIGHLIGHTS
                  ______________________________________________________________


The following financial highlights for a share outstanding throughout each period have been audited by Arthur Andersen LLP, independent public accountants, whose report thereon, dated March 6, 1998, was unqualified. This information should be read in conjunction with the Trust's financial statements as of and for the fiscal year ended January 31, 1998, and notes thereto, which are incorporated by reference to the Trust's Statement of Additional Information under the heading "Financial Information." Additional performance information is set forth in the Trust's 1998 Annual Report to shareholders, which is available upon request and without charge by calling 1-800-342-5734.



FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                    NET ASSET                NET REALIZED AND   DISTRIBUTIONS
                                      VALUE        NET       UNREALIZED GAINS     FROM NET     DISTRIBUTIONS   NET ASSET
                                    BEGINNING   INVESTMENT     (LOSSES) ON       INVESTMENT    FROM REALIZED   VALUE END
                                    OF PERIOD     INCOME        SECURITIES         INCOME      CAPITAL GAINS   OF PERIOD
                                    ------------------------------------------------------------------------------------
----------------------
GOVERNMENT PORTFOLIO
----------------------

CLASS C
  1998(1)                            $ 1.00       $0.03           $   --          $  (0.03)       $   --        $ 1.00

                                                                                                       RATIO OF NET
                                                                                           RATIO OF     INVESTMENT
                                                                           RATIO OF NET    EXPENSES       INCOME
                                                               RATIO OF     INVESTMENT    TO AVERAGE    TO AVERAGE
                                                NET ASSETS     EXPENSES     INCOME TO     NET ASSETS    NET ASSETS
                                     TOTAL        END OF      TO AVERAGE   AVERAGE NET    (EXCLUDING    (EXCLUDING
                                     RETURN    PERIOD (000)   NET ASSETS      ASSETS       WAIVERS)      WAIVERS)
                                    -------------------------------------------------------------------------------
----------------------
GOVERNMENT PORTFOLIO
----------------------
CLASS C
  1998(1)                              5.01%     $   25,341      0.70%         4.93%         0.81%         4.83%



 (1) THE CLASS C SHARES WERE OFFERED BEGINNING JULY 1, 1997. ALL RATIOS AND TOTAL RETURN FOR THE PERIOD HAVE BEEN ANNUALIZED.

THE TRUST
      __________________________________________________________________________


SEI DAILY INCOME TRUST (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in separate diversified investment portfolios. This Prospectus offers Class C shares of the Trust's Government Portfolio (the "Portfolio.") The Portfolio has separate classes of shares which provide for variations in distribution, shareholder servicing and transfer agency costs, voting rights and dividends. The Portfolio offers Class A, Class B, Class C, Sweep Class and CNI Class shares. Additional information pertaining to the Trust may be obtained by writing SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.


INVESTMENT OBJECTIVE
AND POLICIES
     ___________________________________________________________________________

                     The Government Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Portfolio invests exclusively in (i) U.S. Treasury obligations; (ii) obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government; and (iii) repurchase agreements involving such obligations.

                           There can be no assurance that the Portfolio will
                     achieve its investment objective.

GENERAL INVESTMENT
POLICIES
     ___________________________________________________________________________

                     In purchasing obligations, the Portfolio complies with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as that Rule may be amended from time to time. These requirements currently provide that the Portfolio must limit its investments to securities with remaining maturities of 397 days or less, and must maintain a dollar-weighted average maturity of 90 days or less. In addition, under Rule 2a-7, the Portfolio may only invest in securities (other than U.S. Government Securities) rated in one of the two highest categories for short-term securities by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if only one NRSRO has rated the security), or, if unrated, determined by the Adviser (in accordance with procedures adopted by the Trust's Board of Trustees) to be of equivalent quality to rated securities in which the Portfolio may invest.

                           Securities rated in the highest rating category by at
                     least two NRSROs (or, if unrated, determined by the Adviser to be of comparable quality) are "first tier" securities. Non-first tier securities rated in the second highest rating category by at least one NRSRO (or, if unrated, determined by the Adviser to be of comparable quality) are considered to be "second tier" securities.

                           Although the Portfolio is governed by Rule 2a-7, its
                     investment policies are, in certain respects, more restrictive than those imposed by that Rule.

                           The Portfolio may invest up to 10% of its net assets
                     in illiquid securities. In addition, the Portfolio may invest in U.S. Treasury STRIPS (as defined in the "Description of Permitted Investments and Risk Factors").

                           The Portfolio may purchase securities on a
                     when-issued basis.

                           For temporary defensive purposes, the Portfolio may
                     maintain 100% of its assets in cash.

                           For a description of the permitted investments and
                     the above ratings see "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.

INVESTMENT
LIMITATIONS
        ________________________________________________________________________

                     The investment objective and certain of the investment limitations are fundamental policies of the Portfolio. It is a fundamental policy of the Portfolio to use its best efforts to maintain a constant net asset value of $1.00 per share. There can be no assurance that the Portfolio will achieve its investment objective or that the Portfolio will be able to maintain a net asset value of $1.00 per share on a continuing basis.

                           Fundamental policies cannot be changed with respect
                     to the Portfolio without the consent of the holders of a majority of the Portfolio's outstanding shares.

                     THE PORTFOLIO MAY NOT:

                     1. BORROW MONEY EXCEPT FOR TEMPORARY OR EMERGENCY PURPOSES
                        AND THEN ONLY IN AN AMOUNT NOT EXCEEDING 10% OF THE VALUE OF THE TOTAL ASSETS OF THE PORTFOLIO. THIS BORROWING PROVISION IS INCLUDED SOLELY TO FACILITATE THE ORDERLY SALE OF PORTFOLIO SECURITIES TO ACCOMMODATE SUBSTANTIAL REDEMPTION REQUESTS IF THEY SHOULD OCCUR AND IS NOT FOR INVESTMENT PURPOSES. ALL BORROWINGS WILL BE REPAID BEFORE THE PORTFOLIO MAKES ADDITIONAL INVESTMENTS AND ANY INTEREST PAID ON SUCH BORROWINGS WILL REDUCE THE INCOME OF THE PORTFOLIO.

                     The foregoing percentage limitations will apply at the time of the purchase of a security. Additional fundamental and non-fundamental investment limitations are set forth in the Statement of Additional Information.
THE MANAGER
          ______________________________________________________________________


                     SEI Fund Management (the "Manager" or the "Transfer Agent"), provides the Trust with overall management services, regulatory reporting, all necessary office space, equipment, personnel and facilities and acts as transfer agent, dividend disbursing agent, and shareholder servicing agent for the shares of the Portfolio.



                           For these services, the Manager is entitled to a fee
                     which is calculated daily and paid monthly at an annual rate of .24% of the Portfolio's average daily net assets. The Manager has contractually agreed to waive up to all of its fee and, if necessary, pay other operating expenses in order to limit the total operating expenses of the Portfolio. The

                     Manager has also voluntarily agreed to waive a portion its fee in order to limit the total operating expenses of Class C shares of the Portfolio. The Manager reserves the right, in its sole discretion, to terminate this voluntary waiver at any time. For the fiscal year ended January 31, 1998, the Portfolio paid management fees, after waivers, of .14%.

THE ADVISER
         _______________________________________________________________________

                     Wellington Management Company, LLP (the "Adviser" or "WMC") serves as the investment adviser for the Portfolio under an advisory agreement (the "Advisory Agreement") with the Trust. The Adviser is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and individuals. Under the Advisory Agreement, the Adviser invests the assets of the Portfolio and continuously reviews, supervises and administers the Portfolio's investment program. The Adviser is independent of the Manager and SEI and discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust.


                           The Adviser and its predecessor organizations have
                     provided investment advisory services to investment companies since 1933 and to investment counseling clients since 1960. As of March 31, 1998, the Adviser had discretionary management authority with respect to approximately $193.9 billion of assets, including the assets of the Trust and SEI Liquid Asset Trust, each an open-end management investment company administered by the Manager. The principal address of the Adviser is 75 State Street, Boston, Massachusetts 02109. WMC is a Massachusetts limited liability partnership, of which the following persons are managing partners: Robert W. Doran, Duncan M. McFarland and John R. Ryan.


                           The Adviser is entitled to a fee, which is calculated
                     daily and paid monthly, at an annual rate of .075% of the combined average daily net assets of the Trust's seven money market portfolios up to $500 million and .02% of such combined average daily net assets in excess of $500 million. Such fees are allocated daily among the money market portfolios on the basis of their relative net assets. For the fiscal year ended January 31, 1997, the Portfolio paid WMC advisory fees (shown here as a percentage of average daily net assets after voluntary fee waivers) of .01%.

DISTRIBUTION AND
SHAREHOLDER
SERVICING
      __________________________________________________________________________

                     SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, serves as the Portfolio's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust.

                           The Portfolio has adopted plans for each of its
                     classes, under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation therefor. The Class A, B, C, CNI Class and Sweep Class plans differ in a number of ways, including the amounts that may be paid. Under the plans, the Distributor may provide those services itself or may enter into arrangements under which third parties provide such services and are compensated by the Distributor. Under such arrangements the Distributor may retain as a profit any difference between the fee it receives and the amount it pays such third party. In addition, the Portfolio may enter into such arrangements directly. Under the Class C shareholder service plan, the Distributor is entitled to a shareholder service fee at an annual rate of up to .25% of the Portfolio's average daily net assets attributable to Class C shares in return for the Distributor's (or its agent's) efforts in maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided or investments; and assisting clients in changing dividend options, account designations and addresses. In addition, Class C shares may pay administrative services fees at a specified percentage of the average daily net assets of the shares of the Class (up to .25%). Administrative services include providing sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments.


                           It is possible that an institution may offer
                     different classes of shares to its customers and differing services to the classes of the Portfolio, and thus receive compensation with respect to different classes. These financial institutions may also charge separate fees to their customers.

                           The Distributor may, from time to time and at its own
                     expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Portfolios' shares.

PURCHASE AND
REDEMPTION OF SHARES
    ____________________________________________________________________________

                     Financial institutions may acquire shares of the Portfolio for their own accounts, or as a record owner on behalf of fiduciary, agency or custody accounts, by placing orders with the Transfer Agent. Institutions that use certain SEI proprietary systems may place orders electronically through those systems. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness on the same day. Financial institutions that purchase shares for the accounts of their customers may impose separate charges on these customers for account services.

                           Shares of the Portfolio may be purchased or redeemed
                     on days on which the New York Stock Exchange is open for business ("Business Days"). However, money market fund shares can not be purchased by Federal Reserve wire on Federal holidays restricting wire transfers.

                           Shareholders who desire to purchase shares with cash
                     must place their orders with the Transfer Agent (or its authorized agent) prior to the determination of net asset value and in accordance with the procedures described below for the order to be accepted on that Business Day. Cash investments must be transmitted or delivered in federal funds to the wire agent by the close of business on the same day the order is placed. The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust or shareholders to accept such purchase order.

                           The Trust will send shareholders a statement of
                     shares owned after each transaction. The purchase price of shares is the net asset value next determined after a purchase order is received and accepted by the Trust, which is expected to remain constant at $1.00. The net asset value per share of the Portfolio is determined by dividing the total value of its investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. The Portfolio's investments will be valued by the amortized cost method described in the Statement of Additional Information. Net asset value per share is determined daily as of 4:30 p.m. Eastern time on each Business Day. Financial institutions which purchase and redeem shares for the accounts of their customers may impose their own cut-off times for receipt of purchase and redemption requests directed through them.

                           Shareholders who desire to purchase or redeem shares
                     of the Portfolio after 2:00 p.m. Eastern time must contact the Transfer Agent one week in advance to establish the requisite operational requirements for late day trading. Even after these procedures are in place, investors are encouraged to execute as many trades as possible prior to 2:00 p.m. Eastern time.

                           Shareholders who wish to receive same-day acceptance
                     of investment in the Portfolio after 2:00 p.m. Eastern time must contact the Transfer Agent before 4:30 p.m. Eastern time to place the trade and must obtain a security code number for each trade. It is necessary to obtain a new security code number for each purchase placed in the Portfolios after 2:00 p.m. Eastern time. Security code numbers are assigned exclusively by means of telephone communications and are effective for one transaction only and may not be used more than once.


                           Shareholders who desire to redeem shares of the
                     Portfolio must place their redemption orders with the Transfer Agent prior to the determination of net asset value and in accordance with the procedures described below on any Business Day. The redemption price is the net asset value per share of the Portfolio next determined after receipt by the Transfer Agent of the redemption order. Payment on redemptions will be made as promptly as possible and, in any event, within seven days after the redemption order is received.

                           Purchase and redemption orders may be placed by
                     telephone. Neither the Trust nor the Trust's Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Trust's Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

                           If market conditions are extraordinarily active, or
                     other extraordinary circumstances exist, shareholders may experience difficulties placing redemption orders by telephone, and may wish to consider placing orders by other means.
PERFORMANCE
          ______________________________________________________________________


                     For the Portfolio, the performance of Class A shares will normally be higher than that of Class B shares because of the additional administrative services expenses charged to Class B shares. Likewise, the performance of Class B shares will normally be higher than that of Class C, CNI Class and Sweep Class shares because of the additional administrative services expenses charged to Class C shares and the additional distribution and shareholder servicing expenses charged to CNI Class and Sweep Class shares.


                           From time to time, the Portfolio may advertise the
                     "current yield" and "effective yield" (also called "effective compound yield"). These figures are based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The "current yield" of the Portfolio refers to the income generated by a hypothetical investment in the Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized," I.E., the income generated during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" (also called "effective compound yield") is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

                           The Portfolio may periodically compare its
                     performance to that of: (i) other mutual funds tracked by mutual fund rating services (such as Lipper Analytical) or financial and business publications and periodicals; (ii) broad groups of comparable mutual funds; (iii) unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs, or; (iv) to other investment alternatives. The Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy and investment techniques.

TAXES
  ______________________________________________________________________________

                     The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders. In addition, state and local tax consequences of an investment in the Portfolio may differ from the federal income tax consequences described below. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.
TAX STATUS
OF THE PORTFOLIO
                     The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. The Portfolio intends to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code") so as to be relieved of federal income tax on net investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders. The Portfolio also intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to RICs.
TAX STATUS
OF DISTRIBUTIONS
                     The Portfolio distributes substantially all of its net investment income (including net short-term capital gains) to shareholders. Dividends from a Fund's net investment company taxable income are taxable to its shareholders as ordinary income (whether received in cash or in additional shares) and will not qualify for the corporate dividends received deduction. Distributions of net capital gains are taxable to shareholders as long-term capital gains, regardless of how long shareholders have held their shares and regardless of whether the distributions are received in cash or in additional shares. The Portfolio provides annual reports to shareholders of the federal income tax status of all distributions.

                           Dividends declared by the Portfolio in October,
                     November or December of any year and payable to shareholders of record on a date in such a month, will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of the year declared if paid by the Portfolio at any time during the following January.

                           Income received on direct U.S. Government obligations
                     is exempt from tax at the state level when received directly by a Portfolio and may be exempt, depending on the state, when received by a shareholder from a Portfolio provided certain state-specific conditions are satisfied. Interest received on repurchase agreements collateralized by U.S. Government obligations normally is not exempt from state taxation. The Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Portfolio is considered tax exempt in their particular states.

                           With respect to investments in U.S. Treasury STRIPS,
                     which are sold at original issue discount and thus do not make periodic cash interest payments, the Portfolio will be required to include as part of its current income the accreted interest on any such obligations even though the Portfolio has not received any interest payments on such obligations during that period. Because the Portfolio distributes all of its net investment income to its shareholders, the Portfolio may have to sell portfolio securities to distribute such imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities, and which may result in a taxable gain or loss.

                           Each sale, exchange, or redemption of Portfolio
                     shares is a taxable transaction to the shareholder.

GENERAL INFORMATION
         _______________________________________________________________________
THE TRUST
                     The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. In addition to the Portfolio, the Trust consists of the following portfolios: Money Market Portfolio, Prime Obligation Portfolio, Government II Portfolio, Treasury Portfolio, Treasury II Portfolio, Federal Securities Portfolio, Short-Duration Government Portfolio, Intermediate-Duration Government Portfolio, GNMA Portfolio, Corporate Daily Income Portfolio and Treasury Securities Daily Income Portfolio (formerly, Government Securities Daily Income Portfolio). All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto.

                           The Trust pays its expenses, including fees of its
                     service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under state and federal securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.
TRUSTEES OF THE TRUST
                     The management and affairs of the Trust are supervised by the Trustees under the laws of The Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.
VOTING RIGHTS
                     Each share held entitles the shareholder of record to one vote. The shareholders of each Portfolio or class will vote separately on matters relating solely to that Portfolio or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the

                     Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.
REPORTING
                     The Trust issues an unaudited financial report semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other reports to shareholders of record.
SHAREHOLDER INQUIRIES
                     Shareholder inquiries should be directed to the Manager, SEI Fund Management, Oaks, Pennsylvania 19456.
DIVIDENDS
                     Substantially all of the net investment income (exclusive of capital gains) of the Portfolio is distributed in the form of dividends that are declared on each Business Day as a dividend for shareholders of record and are distributed monthly in federal funds or in additional shares at the discretion of the shareholder on the first Business Day of each month. Dividends will be paid on the next Business Day to shareholders who redeem all of their shares of a Portfolio at any other time during the month. The dividends on Class A shares are normally higher than those on Class B shares of each Portfolio because of the additional administrative services expenses charged to Class B shares. The dividends on Class B shares are normally higher than those on Class C, Class G and Sweep Class shares of each Portfolio because of the additional distribution and/or shareholder servicing expenses charged to Class C, Class G and Sweep Class shares.
COUNSEL AND INDEPENDENT
PUBLIC ACCOUNTANTS
                     Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.

CUSTODIAN AND WIRE AGENT

                     CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 (the "Custodian"), acts as custodian and wire agent of the assets of the Portfolio. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

DESCRIPTION OF
PERMITTED
INVESTMENTS AND RISK
FACTORS   ______________________________________________________________________

                     The following is a description of certain of the permitted investment practices for the Portfolio and the associated risk factors:
ILLIQUID SECURITIES
                     Illiquid securities are securities which cannot be disposed of within seven business days at approximately the price at which they are being carried on the Portfolio's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, securities for which there is no active secondary market for such security, and repurchase agreements with maturities or durations over seven days in length.
REPURCHASE AGREEMENTS
                     Repurchase agreements are agreements by which the Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The Portfolio will have actual or constructive possession of the security as collateral for the repurchase agreement. The Portfolio bears a risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral or if the Portfolio realizes a loss on the sale of the collateral. The Portfolio will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.
U.S. GOVERNMENT AGENCY
SECURITIES
                     Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (E.G., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (E.G., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (E.G., Fannie Mae securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Portfolio's shares.
U.S. TREASURY
OBLIGATIONS
                     U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury as well as separately traded interest and principal component parts of such obligations, known as Separately Traded Registered Interest and Principal Securities ("STRIPS"), that are transferable through the federal book-entry system.
U.S. TREASURY STRIPS

                     STRIPS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying investments.

WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES
                     When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolio will maintain with the Custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Portfolio before settlement.

TABLE OF CONTENTS
               _________________________________________________________________


Annual Operating Expenses.................................................     2
Financial Highlights......................................................     3
The Trust.................................................................     4
Investment Objective and Policies.........................................     4
General Investment Policies...............................................     4
Investment Limitations....................................................     5
The Manager...............................................................     5
The Adviser...............................................................     6
Distribution and Shareholder Servicing....................................     6
Purchase and Redemption of Shares.........................................     7
Performance...............................................................     9
Taxes.....................................................................    10
General Information.......................................................    11
Description of Permitted Investments and Risk Factors.....................    12

                             SEI DAILY INCOME TRUST

Manager:

  SEI Fund Management

Distributor:

  SEI Investments Distribution Co.

Investment Adviser:

  Wellington Management Company


    This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of SEI Daily Income Trust (the "Trust") and should be read in conjunction with the Trust's Prospectuses dated May 31, 1998. Prospectuses may be obtained without charge by writing the Trust's distributor, SEI Investments Distribution Co., Oaks, PA 19456, or by calling 1-800-342-5734.


                               TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
The Trust.................................................................   S-2
Description of Permitted Investments......................................   S-2
The Manager...............................................................  S-13
The Adviser...............................................................  S-14
Distribution..............................................................  S-15
Trustees and Officers of the Trust........................................  S-16
Investment Limitations....................................................  S-19
Performance...............................................................  S-20
Determination of Net Asset Value..........................................  S-24
Purchase and Redemption of Shares.........................................  S-25
Taxes.....................................................................  S-25
Portfolio Transactions....................................................  S-26
Description of Shares.....................................................  S-28
Limitation of Trustees' Liability.........................................  S-28
Voting....................................................................  S-28
Shareholder Liability.....................................................  S-28
Control Persons and Principal Holders of Securities.......................  S-29
Experts...................................................................  S-30
Legal Counsel.............................................................  S-30
Financial Statements......................................................  S-30

May 31, 1998


SEI-F-045-09

                                   THE TRUST


    The Trust is a diversified, open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of portfolios. Except for differences between the Class A, Class B, Class C, CNI Class and/or Sweep Class shares pertaining to distribution and shareholder service plans, voting rights, dividends and transfer agency expenses, each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio. The Trust changed its name from SEI Cash+Plus Trust to its current name in April, 1994.



    This Statement of Additional Information relates to the following portfolios: Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II, Federal Securities, Corporate Daily Income, Treasury Securities Daily Income, Short-Duration Government, Intermediate-Duration Government and GNMA Portfolios (each a "Portfolio," and, together, the "Portfolios") and any different classes of the Portfolios. Currently, the Treasury Securities Daily Income Portfolio is not selling shares.



    Shareholders may purchase shares in some of the Portfolios through five separate classes: Class A, Class B, Class C, CNI Class and Sweep Class shares.



YEAR 2000



    The Trust depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, business and individuals around the world, the Trust could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Trust has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and received assurances from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Trust. The Trust and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Trust does business.


                      DESCRIPTION OF PERMITTED INVESTMENTS

    ASSET-BACKED SECURITIES--The Corporate Daily Income Portfolio may invest in asset-backed securities. Asset-backed securities are not issued or guaranteed by the United States Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

    The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

    COMMERCIAL PAPER--The Corporate Daily Income, Money Market and Prime Obligation Portfolios may invest in commercial paper. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

    COMMERCIAL PAPER RATINGS: The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff"), Thomson BankWatch ("Thomson") and IBCA Limited and IBCA, Inc. (together, "IBCA").

    Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1 and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a safety regarding timely payment, but not as high as A-1.

    Moody's employs two designations, judged to be high grade commercial paper, to indicate the relative repayment capacity of rated issuers as follows:

     Prime-1       Superior Quality
     Prime-2       Strong Quality

    The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch and reflects an assurance of timely payment only slightly lower in degree than the strongest issues.

    The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors that are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

    The rating TBW-1 is the highest commercial paper rating assigned by Thomson. Paper rated TBW-1 indicates a very high likelihood that principal and interest will be paid on a timely basis. The rating TBW-2 is the second-highest rating category assigned by Thomson. The relative degree of safety regarding timely repayment of principal and interest is strong. However, the relative degree of safety is not as high as for issues rated TBW-1.

    The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

    DOLLAR ROLLS--The GNMA Portfolio may enter into dollar rolls. Dollars rolls and "covered rolls" are transactions in which the Portfolio sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase, typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. During the roll commitment period, a Portfolio forgoes principal and interest paid on such securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. As used herein the term "dollar roll" refers to dollar rolls that are not "covered rolls." At the end of the roll commitment period, a Portfolio may or may not take delivery of the securities the Portfolio has contracted to purchase.

    FOREIGN SECURITIES--The Money Market Portfolio may invest in foreign securities. These instruments may subject the holder to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions, which might adversely affect the payment of principal and interest on such obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS--Transactions in the foregoing instruments may be entered into by certain Portfolios on U.S. exchanges regulated by the Securities and Exchange Commission ("SEC") or the Commodities Futures Trading Commission ("CFTC"). Over-the-counter transactions involve certain risks which may not be present in an exchange environment.

    FUTURES CONTRACTS: The Intermediate-Duration Government and GNMA Portfolios may enter into futures contracts for hedging purposes only. A futures contract is a bilateral agreement providing for the purchase and sale for future delivery of a fixed income security, or a futures contract may be based on municipal bond or other financial indices, including any index of fixed income securities. A "sale" of a futures contract means a contractual obligation to deliver the securities called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means a contractual obligation to acquire the securities called for by the contract at a specified price on a specified date. Although futures contracts call for the actual delivery or acquisition of securities or, in the case of futures contracts based on an index, the making or acceptance of a cash settlement at a specified future time, the contractual obligation is usually fulfilled before such date without the making or taking of delivery by "closing out" the contract, that is, by buying or selling, as the case may be, on a commodities exchange, an identical futures contract calling for settlement in the same month, subject to the availability of a liquid secondary market; there can be no assurance that a liquid secondary market will exist for any particular futures contract. Brokerage commissions are incurred when a futures contract is bought or sold.

    Futures contracts have been designed by exchanges, which have been designated as "contract markets" by the CFTC, and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Presently, futures contracts are based on such debt securities as long-term U.S. Treasury Bonds, Treasury Notes, three-month U.S. Treasury Bills and bank certificates of deposit. Existing contract markets include the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. Futures contracts are traded on these markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

    Futures traders are required to make a good faith margin deposit in cash or government securities with or for the account of a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Deposit requirements on futures contracts customarily range upward from less than 5% of the value of the contract being traded.

    After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy the required margin, payment of an additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of the excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Portfolios expect to earn interest income on their margin deposits.

    At the time of delivery of securities pursuant to a futures contract based on fixed income securities, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

    Traders in futures contracts and related options may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held or expected to be acquired for investment purposes. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The purpose of the purchase or sale of a futures contract, in the case of a Portfolio that holds or intends to acquire long-term fixed income securities, is to hedge, that is, to attempt to protect the Portfolio from fluctuations in interest rates without actually buying or selling long-term fixed income securities. For example, if a Portfolio owns long-term bonds and interest rates were expected to increase, the Portfolio might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the long-term bonds owned by the Portfolio. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Portfolio from declining as much as it otherwise would have. The Portfolio could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase. However, the use of futures contracts as an investment technique allows a Portfolio to maintain a hedging position without having to sell its portfolio securities.

    Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of long-term bonds at higher prices. Since the fluctuations in the value of futures contracts should be similar to that of long-term bonds, a Portfolio could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio could then buy long-term bonds. To the extent a Portfolio purchases futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Portfolio's obligations with respect to such futures contracts will consist of cash or liquid securities in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to such futures contracts.

    In order to insure that no Portfolio will be deemed to be a "commodity pool" as defined in CFTC Regulations, all futures transactions must constitute either bona fide hedging transactions or transactions for other purposes so long as the aggregate initial margin and premiums required for such transaction will not exceed five percent of the liquidation value of the qualifying entity's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. The Portfolio will only sell futures contracts to protect securities owned against declines in price or purchase contracts to protect against an increase in the price of securities intended for purchase. As evidence of this hedging interest, the Portfolio expects that approximately 75% of its futures contracts will be "completed"; that is, equivalent amounts of related securities will have been purchased or are being purchased by the Portfolio upon sale of open futures contracts.

    OPTIONS ON FUTURES CONTRACTS: The Intermediate-Duration Government and GNMA Portfolios, subject to any applicable laws, may purchase and write options on futures contracts ("options on futures contracts") for hedging purposes only. An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract (i.e., a purchase of the futures contract), in the case of a call option, or a "short" position in the underlying futures contract (i.e., a sale of the futures contract), in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Such options on futures contracts will be traded on contract markets regulated by the CFTC. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Portfolio is not fully invested, Wellington Management Company, LLP (the

"Adviser") may purchase a call option on a futures contract on behalf of the Portfolio to hedge against a market advance due to declining interest rates.

    The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the options is higher than the exercise price, a Portfolio will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option a Portfolio has written is exercised, the Portfolio may incur a loss which will be reduced by the amount of the premium it receives, less related transaction costs. A straddle involves the simultaneous writing of put and call options with respect to a futures contract. The Portfolios will cover these straddles in accordance with applicable law. Depending on the degree of correlation between changes in the value of the portfolio securities of a Portfolio and changes in the value of its futures positions, a Portfolio's losses from existing options on futures contracts may to some extent be reduced or increased by changes in the value of the Portfolio's securities. The writer of an option on futures contract is subject to the requirement of initial and variation margin payments.

    A Portfolio may cover the writing of call options on futures contracts (a) through purchases of the underlying futures contract, or (b) through the holding of a call on the same futures contract and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Trust on behalf of a Portfolio in cash, cash equivalents or U.S. Treasury securities in a segregated account with its custodian. The Trust may cover the writing of put options on futures contracts on behalf of a Portfolio (a) through sales of the underlying futures contract, (b) through segregation of cash, cash equivalents or U.S. Treasury securities in an amount equal to the value of the security or index underlying the futures contract, or (c) through the holding of a put on the same futures contract and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or less than the exercise price of the put written if the difference is maintained by the Portfolio in cash or liquid securities in a segregated account with its custodian. Put and call options on futures contracts written by the Trust on behalf of a Portfolio may also be covered in such other manner as may be in accordance with the requirements of the exchange on which they are traded and applicable laws and regulations.

    The amount of risk a Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs, although in order to realize a profit, it may be necessary to exercise the option and close out the underlying futures contract, subject to the risks of futures trading described herein. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. The writing of an option on a futures contract, however, involves all of the risks of futures trading, including the requirement to make initial and variation margin payments.

    Although techniques other than the sale and purchase of futures contracts and options on futures contracts could be used to control a Portfolio's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a Portfolio will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

    RISKS OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS: Various additional risks exist with respect to the trading of futures contracts and options on futures contracts. For example, the Trust's ability to effectively hedge all or a portion of the holdings of a Portfolio through transactions in such instruments will depend on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant portion of the Portfolio's holdings. The trading of futures contracts and options entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying index or obligation, while the writing of options also entails the risk of imperfect correlation between securities used to cover options written and the securities underlying such options.

    Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Portfolio unable to close out a futures position would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Portfolio has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Portfolio may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability of the Portfolio to hedge effectively. A Portfolio will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

    Moreover, if the Adviser's investment judgment about the general direction of interest rates is incorrect, the overall performance of a Portfolio that has entered into a futures contract would be poorer than if it had not entered into any such contract. If, for example, a Portfolio has hedged against the possibility of an increase in interest rates, which increase would adversely affect the price of bonds held in its portfolio, and interest rates decrease instead, the Portfolio will lose part or all of the benefit of the increased value of its hedged bonds because it will have offsetting losses in its futures positions. In addition, in such situations, if a Portfolio has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices that reflect the rising market. A Portfolio may, therefore, have to sell securities at a time when it may be disadvantageous to do so.

    The risk of loss in trading futures contracts in some strategies can be substantial, due to both the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to a Portfolio. For example, if at the time of purchase 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total (100%) loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because a Portfolio will engage in futures strategies only for hedging purposes, the Adviser does not believe that the Portfolio is subject to the risks of loss frequently associated with futures transactions. A Portfolio would presumably have sustained comparable losses if, instead of transacting in the futures contract, it had invested in the underlying financial instrument and sold it after the decline. The risk of loss from the purchase of options is less than the risk from the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the option.

    Utilization of futures transactions by a Portfolio does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Portfolio could both lose money on futures contracts and experience a decline in the value of its portfolio securities. There is also the risk of loss by a Portfolio of margin deposits in the event of the bankruptcy of a broker with whom the Portfolio has an open position in a futures contract or related option.

    Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

    MORTGAGE-BACKED SECURITIES--The Corporate Daily Income, Short-Duration Government, Intermediate-Duration Government and GNMA Portfolios may invest in mortgage-backed securities. Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association ("GNMA") and government-related organizations such as Fannie Mae, and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-backed securities are guaranteed by a third party or otherwise similarly secured, the market value of such securities, which may fluctuate, is not so secured. If a Portfolio purchases a mortgage-backed security at a premium, that portion may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-backed security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to accurately predict the security's return to a Portfolio. In addition, regular payments received in respect of mortgage-backed securities include both interest and principal. No assurance can be given as to the return a Portfolio will receive when these amounts are reinvested.

    A Portfolio may also invest in mortgage-backed securities that are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. For purposes of determining the average maturity of a mortgage-backed security in its investment portfolio, a Portfolio will utilize the expected average life of the security, as estimated in good faith by the Adviser.

    There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") that are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") that are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. The Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PC's"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

    RESETS: Interest rates on the mortgages underlying the adjustable rate securities and other floating rate securities are reset at intervals of one year or less in response to changes in a predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost-of-funds index or a moving average of mortgage rates. Commonly used indices include the one-year and three-year constant maturity Treasury rates (CMT), the three-month Treasury Bill rate, the 180-day Treasury Bill rate, the Eleventh District Federal Home Loan Bank Cost-of-Funds Index, and the one-month, three-month, six-month or one-year London Interbank Offered Rate.

    CAPS AND FLOORS: Underlying mortgages or other obligations that collateralize the adjustable rate securities and other floating rate securities will frequently have caps and floors, which limits the maximum amount by which the loan rate may change up or down, either at each reset or adjustment interval or over the life of the loan. This provides the mortgage borrower and lender some degree of protection against large changes in monthly payments. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization, i.e., an increase in the balance of the mortgage loan. The adjustable rate feature of the mortgages underlying the adjustable rate mortgage securities ("ARMs"), collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") in which a Portfolio may invest should reduce, but will not eliminate, price fluctuations in such securities, particularly during periods of extreme fluctuations in market interest rates. Since the interest rates on many mortgages underlying ARMs, CMOs and REMICs are reset on an annual basis and generally are subject to caps, it can be expected that the prices of such ARMs, CMOs and REMICs will fluctuate to the extent prevailing market interest rates are not reflected in the interest rates payable on the underlying ARMs, CMOs or REMICs. In this regard, the net asset value of the Trust's shares could fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during interim periods between interest rate reset dates. Accordingly, investors could experience some principal loss, or less gain than might otherwise be achieved, if they redeem their shares of the Trust before the interest rates on the mortgages underlying the Trust's portfolio securities are adjusted to reflect prevailing market interest rates.

    MUNICIPAL SECURITIES--The Money Market and Prime Obligation Portfolios may invest in Municipal Securities. The two principal classifications of Municipal Securities are "general obligation" and "revenue" issues. General obligation issues are issues involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues, although the characteristics and method of enforcement of general obligation issues may vary according to the law applicable to the particular issuer. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities or other specific revenue source. A Portfolio may also invest in "moral obligation" issues, which are normally issued by special purpose authorities. Moral obligation issues are not backed by the full faith and credit of the state but are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Certain private activity bonds that are issued by or on behalf of public authorities to finance various privately-owned or operated facilities are included within the term "Municipal Securities." Private activity bonds and industrial development bonds are generally revenue bonds, the credit and quality of which are directly related to the credit of the private user of the facilities.

    Municipal Securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, certificates of indebtedness, demand notes, tax-exempt commercial paper, construction loan notes and other forms of short-term, tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. Project notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its project notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the project notes.

    The quality of Municipal Securities, both within a particular classification and between classifications, will vary, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any nationally recognized statistical rating organization ("NRSRO") are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating(s) may have different yields, while Municipal Securities of the same maturity and interest rate with different rating(s) may have the same yield.

    An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

    MUNICIPAL NOTE RATINGS: Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term Municipal Securities rated MIG-1 or VMIG-1 are of the best quality and such securities have strong protection afforded by established cash flows, superior liquidity support and/or demonstrated access to the market for refinancing. Short-term Municipal Securities rated MIG-2 and VMIG-2 are of high quality and their margins of protection are ample, although not so large as in the preceding group.

    An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

    - Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

    - Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

    Note rate symbols are as follows:

    SP-1. Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

    SP-2. Satisfactory capacity to pay principal and interest.

    REPURCHASE AGREEMENTS--Each Portfolio, except the Government II and Treasury II Portfolios, may invest in repurchase agreements. Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price, which includes principal and interest. A Portfolio involved bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. The Adviser will only enter into repurchase agreements with financial institutions that it deems to present minimal risk of bankruptcy during the term of the agreement based on guidelines which are periodically reviewed by the Board of Trustees. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by a Portfolio will provide that the underlying security shall be fully collateralized at all times. This underlying security will be marked to market daily and the Adviser will monitor compliance with this requirement. Under all repurchase agreements entered into by a Portfolio, the Portfolio must take actual or constructive possession of the underlying collateral. However, if the seller defaults, the Portfolio could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Portfolio may incur delay and costs in selling the security and may suffer a loss of principal and interest if that Portfolio is treated as an unsecured creditor.

    SWAPS, CAPS, FLOORS AND COLLARS--The Intermediate-Duration Government, GNMA and Short-Duration Government Portfolios may invest in swaps, caps and floors as a hedging strategy. Interest rate swaps, mortgage swaps, currency swaps and other types of swap agreements such as caps, floors and collars are designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio, and to protect against any increase in the price of securities a Portfolio anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a "notional principal amount," in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

    In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

    Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risk assumed. As a result, swaps can be highly volatile and have a considerable impact on a Portfolio's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A Portfolio may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Any obligation a Portfolio may have under these types of arrangements will be covered by setting aside cash or liquid securities in a segregated account. A Portfolio will enter into swaps only with counterparties believed to be creditworthy.

    The Portfolios will enter into interest rate and mortgage swaps only on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Since these transactions are entered into for good faith hedging purposes, the Trust and the Adviser do not believe that such obligations constitute senior securities as defined in the Investment Company Act of 1940 (the "1940 Act") and, accordingly, will not treat them as being subject to the Trust's or the Portfolio's borrowing restrictions. The net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each interest rate or mortgage swap will be accrued on a daily basis and an amount of cash or liquid securities rated in one of the top three ratings categories by Moody's or S&P, or, if unrated by either Moody's or S&P, deemed by the Adviser to be of comparable quality having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Portfolio's custodian.

    U.S. GOVERNMENT AGENCY OBLIGATIONS--Each Portfolio, except the Treasury, Treasury II, Federal Securities and Treasury Securities Daily Income Portfolios, may invest in U.S. agency obligations. Various agencies of the U.S. Government, issue obligations, including, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, GNMA, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. The Portfolios may purchase securities guaranteed by GNMA which represent participation in Veterans Administration and Federal Housing Administration backed mortgage pools. Obligations of instrumentalities of the U.S. Government include securities issued by, among others, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (E.G., GNMA), others (in which all Portfolios permitted to invest in agencies' securities may invest) are supported by the right of the issuer to borrow from the Treasury and still others (in which only the Corporate Daily Income Portfolio may invest) are supported only by the credit of the instrumentality (E.G., Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

    VARIABLE OR FLOATING RATE INSTRUMENTS--Certain of the Portfolios may invest in variable or floating rate instruments. These securities may involve a demand feature and may include variable amount master demand notes that may be backed by bank letters of credit. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the Adviser, be equivalent to the long-term bond or commercial paper ratings applicable to the Portfolio's permitted investments. The Adviser will monitor on an ongoing basis the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

    WHEN-ISSUED SECURITIES--Each Portfolio may invest in when-issued securities. These securities involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The Portfolios will make commitments to purchase obligations on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date. When-issued securities are subject to market fluctuation, and no interest accrues to the purchaser during the period prior to settlement. The payment obligation and the interest rate that a Portfolio will receive on the securities are each fixed at the time the Portfolio enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when delivery takes place may actually be higher than those obtained in the transaction itself, in which case the Portfolio could experience an unrealized loss at the time of delivery.

    Segregated accounts comprised of cash or liquid securities will be established with the custodian for a Portfolio in an amount at least equal in value to each such Portfolio's commitments to purchase when-issued securities. If the value of these assets declines, the appropriate Portfolio will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

                                  THE MANAGER

    The Trust and SEI Fund Management ("SEI Management" or the "Manager") have entered into a Management Agreement (the "Management Agreement"). Formerly, SEI Financial Management Corporation ("SFM") served as the manager to the Trust. The Management Agreement provides that the Manager shall not be liable for any error of judgement or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager in the performance of its duties or from reckless disregard of its duties and obligations thereunder.


    The continuance of the Management Agreement with respect to each Portfolio must be specifically approved at least annually (i) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of that Portfolio, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Management Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement is terminable, without penalty, at any time as to any Portfolio by the Trustees of the Trust, by a vote of a majority of the outstanding shares of that Portfolio or by the Manager on not less than 30 days' nor more than 60 days' written notice. This Agreement shall not be assignable by either party without the written consent of the other party.



    The Manager, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Manager. SEI Investments and its subsidiaries and affiliates, including the Manager, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Manager and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CoreFunds, Inc., CrestFunds, Inc., CUFUND, The Expedition Funds, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Marquis Funds-Registered Trademark-, Monitor Funds, Morgan Grenfell Investment Trust, Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, Santa Barbara Group of Mutual Funds, Inc., SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and TIP Institutional Funds.



    The Manager is obligated under the Management Agreement to pay the excess of a Portfolio's operating expenses as disclosed in the applicable Prospectuses. If operating expenses of any Portfolio exceed limitations established by certain states, the Manager will pay such excess. The Manager will not be required to bear expenses of any Portfolio to an extent which would result in the Portfolio's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses. In addition, certain voluntary and contractual fee waivers and reimbursement arrangements by the Manager were in effect during the fiscal year ended January 31, 1998. The Manager has contractually agreed to waive up to all of its fee and, if necessary, pay other operating expenses in order to limit the total operating expenses to not more than (i) .20% of the Class A shares of the Prime Obligation, Government II and Treasury Portfolios; (ii) .25% of the Class A shares of Treasury II and Government Portfolios; (iii) 1.00% of the Class A shares of the Federal Securities and Money Market Portfolios; (iv) .50% of the Class B shares of the Prime Obligation, Government II, and Treasury Portfolios;
(v) .55% of the Class B shares of the Treasury II and Government Portfolios;
(vi) 1.30% of the Class B shares of the Money Market Portfolio; (vii) .70% of the Class C shares of the Prime Obligation, Government II and Treasury Portfolios; (viii) .75% of the Class C shares of the Treasury II and Government Portfolios; (ix) 1.50% of the Class C shares of the Money Market Portfolio;

and (x) 1.00% of the CNI Class shares of the Government Portfolio, each on an annualized basis. The Manager has voluntarily agreed to waive up to all of its fee in order to limit total operating expenses to not more than (i) .20% of the average daily net assets of the Money Market, Prime Obligation, Government, Government II and Treasury Class A shares, .25% of the average daily net assets of the Treasury II Class A shares, and .60% of the average daily net assets of the Federal Securities Class A shares; (ii) .50% of the average daily net assets of the Money Market, Prime Obligation, Government, Government II and Treasury Class B shares, and .55% of the average daily net assets of the Treasury II Class B shares; (iii) .70% of the average daily net assets of the Money Market and Government Class C shares; and (iv) .85% of the average daily net assets of the Government CNI Class shares, each on an annualized basis. The Manager reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.



    For the fiscal years ended January 31, 1996, 1997 and 1998, the Portfolios paid fees to the Manager as follows:



                                                  FEES PAID (000)              FEE WAIVERS (000)
                                            ---------------------------   ---------------------------
                                             1996      1997      1998      1996      1997      1998
                                            -------   -------   -------   -------   -------   -------
Money Market Portfolio....................  $   159   $   131   $   775   $   365   $   385   $ 1,309
Prime Obligation Portfolio................  $ 2,918   $ 4,245   $ 4,887   $ 1,646   $ 1,097   $ 1,357
Government Portfolio......................  $   605   $ 1,082   $ 1,481   $   580   $   812   $   886
Government II Portfolio...................  $   988   $ 1,155   $ 1,288   $   572   $   338   $   406
Treasury Portfolio........................  $    53   $    56   $   226   $    75   $   148   $   214
Treasury II Portfolio.....................  $   814   $ 1,013   $ 1,687   $   356   $   297   $   367
Federal Securities Portfolio..............     *         *         *         *         *         *
Corporate Daily Income Portfolio..........  $   105   $   109   $   136   $    80   $    66   $    68
Treasury Securities Daily Income
  Portfolio...............................     *         *         *         *         *         *
Short-Duration Government Portfolio.......  $   231   $   222   $   245   $    48   $    27   $    30
Intermediate-Duration Government
  Portfolio...............................  $   555   $   492   $   390   $   113   $    27   $    14
GNMA Portfolio............................  $   464   $   387   $   276   $    19   $     8   $     1


------------------------

*   Not in operation during such period.

                                  THE ADVISER

    The Trust and Wellington Management Company, LLP (the "Adviser" or "WMC") have entered into four advisory agreements (the "Advisory Agreements," and each an "Advisory Agreement") dated September 30, 1983, December 15, 1986, August 4, 1993 and June 30, 1994, respectively. The Advisory Agreements provide that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from the reckless disregard of its obligations or duties thereunder.

    The continuance of an Advisory Agreement with respect to a Portfolio after the first two (2) years of such Agreement must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Portfolio or by the Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to such Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. An Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Portfolio, by a majority of the outstanding shares of that Portfolio, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

    The Adviser is entitled to a fee for its investment advisory services, which is accrued daily and paid monthly at the following annual rates: .075% of the combined daily net assets of the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Portfolios up to

$500 million and .02% of such net assets in excess of $500 million; .10% of the combined daily net assets of the Short-Duration Government, Intermediate-Duration Government and GNMA Portfolios up to $500 million, .075% of such net assets between $500 million and $1 billion, and .05% of such net assets in excess of $1 billion; and .10% of the combined daily net assets of the Corporate Daily Income and Treasury Securities Daily Income Portfolios up to $500 million, .075% of such net assets between $500 million and $1 billion, and
 .05% of such assets in excess of $1 billion. WMC may voluntarily waive portions of its fees, although such waiver is not expected to affect any Portfolio's total operating expenses, due to the nature of the Manager's fee waivers. WMC may terminate its waiver at any time.


    For the fiscal years ended January 31, 1996, 1997 and 1998, the Portfolios paid advisory fees as follows:



                                                  FEES PAID (000)              FEE WAIVERS (000)
                                            ---------------------------   ---------------------------
                                             1996      1997      1998      1996      1997      1998
                                            -------   -------   -------   -------   -------   -------
Money Market Portfolio....................  $    12   $     6   $    36   $    29   $    33   $   115
Prime Obligation Portfolio................  $   197   $   227   $   233   $   443   $   485   $   557
Government Portfolio......................  $    32   $    44   $    57   $    97   $   155   $   180
Government II Portfolio...................  $    67   $    62   $    61   $   149   $   138   $   154
Treasury Portfolio........................  $     3   $     2   $     8   $    11   $    20   $    36
Treasury II Portfolio.....................  $    44   $    45   $    69   $    84   $    93   $   137
Federal Securities Portfolio..............     *         *         *         *         *         *
Corporate Daily Income Portfolio..........  $    30   $    27   $    33   $    23   $    23   $    25
Treasury Securities Daily Income
  Portfolio...............................     *         *         *         *         *         *
Short-Duration Government Portfolio.......  $    65   $    57   $    64   $    14   $    14   $    15
Intermediate-Duration Government
  Portfolio...............................  $   157   $   137   $   104   $    34   $    11   $    11
GNMA Portfolio............................  $   144   $   120   $    85   $     7   $     3   $     1


------------------------

*   Not in operation during such period.

+   Not an adviser during such period.

                                  DISTRIBUTION


    The Trust has adopted a Distribution Plan (the "Plan") for the Sweep Class and CNI Class shares of each Portfolio that offers Sweep Class or CNI Class shares (only the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Portfolios offer Sweep Class shares, and only the Government Portfolio offers CNI Class shares) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board of Trustees has determined that the Plans are in the best interests of the shareholders. Continuance of the Plans must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of a Plan or in any agreements related thereto ("Qualified Trustees"). The Plans may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Portfolio or class affected. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.


    The Plan adopted by the Sweep Class shareholders provides that the Trust will pay the Distributor a fee of up to .50% of the average daily net assets of a Portfolio's Sweep Class shares that the Distributor can use to compensate broker-dealers and service providers, including affiliates of the Distributor, that provide distribution-related services to Sweep Class shareholders or to their customers who beneficially own Sweep Class shares.

    The CNI Class Distribution Plan provides that the Trust will pay the Distributor a fee of up to .50% of the average daily net assets of the Government Portfolio's CNI Class shares that the Distributor can use to compensate CNI Class shareholders that provide distribution-related services to their customers.



    Payments may be made under the Sweep Class and CNI Class Plans for distribution services, including reviewing of purchase and redemption orders, assisting in processing purchase, exchange and redemption requests from customers, providing certain shareholder communications requested by the Distributor, forwarding sales literature and advertisements provided by the Distributor, and arranging for bank wires.


    Except to the extent that the Manager and/or Adviser benefitted through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust has or had a direct or indirect financial interest in the operation of any of the distribution plans or related agreements.

    Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.


    For the fiscal year ended January 31, 1998, the Portfolios incurred the following distribution expenses:



                                                                      AMOUNT PAID
                                                                          TO
                                                                      3RD PARTIES
                                                                          BY
                                                        TOTAL DIST.    SIDCO FOR
                                                        EXPENSES AS   DISTRIBUTOR
                                          TOTAL DIST.   A % OF NET      RELATED        SALES       PRINTING        OTHER
PORTFOLIO                         CLASS    EXPENSES       ASSETS       SERVICES      EXPENSES        COSTS        COSTS*
--------------------------------  -----   -----------   -----------   -----------   -----------   -----------   -----------

Government Portfolio              CNI     $ 3,201,064          .40    $3,201,064    $        0    $         0   $         0

Treasury Portfolio..............  Sweep   $   128,549          .50    $  128,549    $        0    $         0   $         0


------------------------


  * Costs of complying with securities laws pertaining to the distribution of shares.



                       TRUSTEES AND OFFICERS OF THE TRUST



    The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CoreFunds, Inc., CrestFunds, Inc., CUFUND, The Expedition Funds, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Marquis
Funds-Registered Trademark-, Monitor Funds, Morgan Grenfell Investment Trust, Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, Santa Barbara Group of Mutual Funds, Inc., SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and TIP Institutional Funds, each of which is an open-end management investment company managed by SEI Fund Management or its affiliates and, except for Santa Barbara Group of Mutual Funds, Inc., distributed by SEI Investments Distribution Co.

    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees*--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Adviser, the Manager and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Boston 1784 Funds-Registered Trademark-, The Expedition Funds, Marquis Funds-Registered Trademark-, Oak Associates Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.



    WILLIAM M. DORAN (DOB 05/26/40)--Trustee*--2000 One Logan Square, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Adviser, the Manager and the Distributor, Director and Secretary of SEI Investments and Secretary of the Adviser, the Manager and the Distributor. Trustee of The Advisors' Inner Circle Fund. The Arbor Fund, The Expedition Funds, Marquis Funds-Registered Trademark-, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.



    F. WENDELL GOOCH (DOB 12//03/32)--Trustee**--President, Orange County Publishing Co., Inc.; Publisher, Paoli News and Paoli Republican; and Editor, Paoli Republican, October 1981-January 1997. President, H&W Distribution, Inc., since July 1984. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.



    FRANK E. MORRIS (DOB 12/30/23)--Trustee**--Peter Drucker Professor of Management, Boston College, 1989-1990. President, Federal Reserve Bank of Boston, 1968-1988. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Marquis Funds-Registered Trademark-, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, and SEI Tax Exempt Trust.



    JAMES M. STOREY (DOB 04/12/31)--Trustee**--Partner, Dechert Price & Rhoads, from September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Marquis Funds-Registered Trademark-, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, and SEI Tax Exempt Trust.



    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee**--Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991-December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995, Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Tax Exempt Trust.



    EDWARD D. LOUGHLIN (DOB [ / / ])--President and Chief Executive Officer--Executive Vice President and President--Asset Management Division of
SEI Investments, the Adviser and the Manager since [      ]. Senior Vice
President, SEI Investments, 1986-1991; Vice President, SEI Investments,
1981-1986.



    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments, the Adviser, the Manager and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant
Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.



    KATHY HEILIG (DOB 12/21/58)--Vice President and Assistant
Secretary--Treasurer of SEI Investments Company since 1997; Assistant Controller of SEI Investments Company since 1995; Vice President of SEI Investments Company since 1991; Director of Taxes of SEI Investments Company 1987 to 1991. Tax Manager, Arthur Anderson LLP prior to 1987.



    JOSEPH M. O'DONNELL (DOB 11/13/54--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since 1998. Vice President and General Counsel, FPS Services, Inc., 1993-1997. Staff Counsel and Secretary, Provident Mutual Family of Funds, 1990-1993.



    SANDRA K. ORLOW (DOB 10/18/53)--Vice President and Assistant
Secretary--Secretary of the Distributor since 1998; Vice President of the Distributor since 1988. Vice President and Assistant Secretary of the Adviser, and the Manager since 1988. Assistant Secretary of the Distributor from 1988 to 1998.



    CYNTHIA M. PARRISH (DOB [ / / ])--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the SEI Investments, the Adviser, the Manager and the Distributor since August 1997. Branch Chief, Division of Enforcement, U.S. Securities and Exchange Commission, January 1995-August 1997. Senior Counsel--Division of Enforcement, U.S. Securities and Exchange Commission, September 1992-January 1995. Staff Attorney--Division of
Enforcement, U.S. Securities and Exchange Commission [      ].



    KEVIN P. ROBINS (DOB 04/15/61)--Vice President and Assistant Secretary--Senior Vice President and General Counsel of SEI Investments, the Adviser, the Manager and the Distributor since 1994. Assistant Secretary of SEI Investments since 1992; Secretary of the Adviser and the Manager since 1994. Vice President, General Counsel and Assistant Secretary of the Adviser, the Manager and the Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.



    KATHRYN L. STANTON (DOB 11/19/58)--Vice President and Assistant Secretary--General Counsel, Investment Systems and Services since 1997. Deputy General Counsel of SEI Investments since 1996. Vice President and Assistant Secretary of SEI Investments, the Adviser, the Manager and the Distributor since 1994; Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.



    LYNDA J. STRIEGEL (DOB 10/30/48)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc. (1997-1998). Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.



    RICHARD W. GRANT (DOB 10/25/45)--Secretary--2000 One Logan Square, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Adviser, the Manager and the Distributor.



    MARK E. NAGLE (DOB 10/20/59)--Controller and Chief Financial Officer--Vice President of Fund Accounting and Administration for SEI Fund Resources and Vice President of the Manager since 1996. Vice President of the Distributor since December 1997. Vice President, Fund Accounting, BISYS Fund Services September 1995 to November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981 to September 1995.


    The Trustees and officers of the Trust own, as a group, less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.

                               COMPENSATION TABLE


                                                             PENSION OR                            TOTAL COMPENSATION FROM
                                        AGGREGATE        RETIREMENT BENEFITS      ESTIMATED          REGISTRANT AND FUND
                                      COMPENSATION           ACCRUED AS             ANNUAL        COMPLEX PAID TO DIRECTORS
NAME OF                              FROM REGISTRANT           PART OF          BENEFITS UPON                FOR
PERSON AND POSITION                  FOR FYE 1/31/98        FUND EXPENSES         RETIREMENT             FYE 1/31/98
----------------------------------  -----------------  -----------------------  --------------   ---------------------------
Robert A. Nesher, Trustee*........      $       0             $       0            $      0      $0 for services on 8 boards
William M. Doran, Trustee*........      $       0             $       0            $      0      $0 for services on 8 boards
F. Wendell Gooch, Trustee**.......      $  14,086             $       0            $      0      $90,000 for services on 8
                                                                                                   boards
Frank E. Morris, Trustee**........      $  14,086             $       0            $      0      $90,000 for services on 8
                                                                                                   boards
James M. Storey, Trustee**........      $  14,086             $       0            $      0      $90,000 for services on 8
                                                                                                   boards
George J. Sullivan, Trustee**.....      $  14,086             $       0            $      0      $90,000 for services on 8
                                                                                                   boards


------------------------

 * Messrs. Nesher and Doran are Trustees who may be deemed to be "interested persons" of the Trust as the term is defined in the Investment Company Act of 1940.

** Messrs. Gooch, Storey, Sullivan and Morris serve as members of the Audit Committee of the Trust.


    Mr. Edward W. Binshadler is a Trustee Emeritus of the Trust. Mr. Binshadler serves as a consultant to the Audit Committee and receives as compensation, $5,000 per Audit Committee meeting attended.


                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

    The following investment limitations are fundamental policies of each Portfolio which cannot be changed with respect to a Portfolio without the consent of the holders of a majority of that Portfolio's outstanding shares. The term "majority of outstanding shares" means the vote of (i) 67% or more of a Portfolio's shares present at a meeting, if not more than 50% of the outstanding shares of a Portfolio are present or represented by proxy, or (ii) more than 50% of a Portfolio's outstanding shares, whichever is less.

A Portfolio may not:

 1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if as a result, more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer; provided, however, that the Portfolio may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the 1940 Act.

 2. Purchase any securities which would cause more than 25% of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) domestic banks and (b) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

 3. Make loans, except that each Portfolio may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 10% of the Portfolio's net assets.

 4. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (1) above in aggregate amounts not to exceed 10% of the net assets of such Portfolio taken at fair market value at the time of the incurrence of such loan.

 5. Invest in companies for the purpose of exercising control.

 6. Acquire more than 10% of the voting securities of any one issuer.

 7. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including (with the exception of the Short-Duration Government, Intermediate-Duration Government, and GNMA Portfolios) futures contracts. However, subject to its permitted investments, the Portfolios may purchase obligations issued by companies which invest in real estate, commodities or commodities contracts.

 8. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Portfolios may obtain short-term credits as necessary for the clearance of security transactions.

 9. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

 10. Purchase securities of other investment companies; provided that all Portfolios may purchase such securities as permitted by the 1940 Act and the rules and regulations thereunder but, in any event, such Portfolios may not purchase securities of other open-end investment companies.

 11. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in the Prospectuses and this Statement of Additional Information or as permitted by rule, regulation or order of the SEC.

12. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

13. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations, except (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or
    (ii) municipal securities which are rated by at least two nationally recognized municipal bond rating services if, as a result, more than 5% of the total assets (taken at fair market value) would be invested in such securities.

14. Purchase warrants, puts, calls, straddles, spreads or combinations thereof, except that the Intermediate-Duration Government and GNMA Portfolios may invest in options on futures contracts.

15. Invest in interests in oil, gas or other mineral exploration or development programs.

16. Purchase restricted securities (securities which must be registered under the Securities Act of 1933 before they may be offered or sold to the public) or other illiquid securities except as described in the Prospectuses and this Statement of Additional Information.

    Except with regard to the limitation on investing in illiquid securities, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security. These investment limitations and the investment limitations in each Prospectus are fundamental policies of the Trust and may not be changed without shareholders' approval.

    In addition, it is a non-fundamental policy of the Portfolios not to invest in oil, gas or mineral leases.

                                  PERFORMANCE

    From time to time, each Portfolio may advertise yield and/or total return. These figures will be based on historical earnings and are not intended to indicate future performance.

    The current yield of the Portfolios that are money market funds is calculated daily based upon the 7 days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield.

    These money market Portfolios compute their effective compound yield by determining the net changes, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = {(Base Period Return + 1)(365/7)} - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

    From time to time, the Trust may advertise the yield of the Short-Duration Government, Intermediate-Duration Government, GNMA, Corporate Daily Income and/or Treasury Securities Daily Income Portfolios. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of these Portfolios refers to the annualized income generated by an investment in a Portfolio over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula: Yield = 2[(((a-b)/cd) + 1)(6) - 1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

    Actual yields will depend on such variables as asset quality, average asset maturity, the type of instrument in which a Portfolio invests, changes in interest rates on money market instruments, changes in the expenses of the Portfolios and other factors.

    Yields are one basis upon which investors may compare the Portfolios with other mutual funds; however, yields of other mutual funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.


    For the seven-day period ended January 31, 1998, the end of the Trust's most recent fiscal year, the current and effective yields for Class A shares of each money market Portfolio were: Money Market, 5.58% and 5.73%; Prime Obligation, 5.52% and 5.68%; Government, 5.50% and 5.65%; Government II, 5.39% and 5.53%;
Treasury, 5.40% and 5.54%; Treasury II, 5.14% and 5.27%, respectively. As of the end of the fiscal year, the Federal Securities Portfolio had no outstanding shares.



    For the seven-day period ended January 31, 1998, the end of the Trust's most recent fiscal year, the current and effective yields for Class B shares of each money market Portfolio were: Money Market, 5.28% and 5.42%; Prime Obligation, 5.22% and 5.36%; Government, 5.19% and 5.33%; Government II, 5.09% and 5.22%;
Treasury, 5.10% and 5.23%; and Treasury II, 4.84% and 4.96%, respectively.



    For the seven-day period ended January 31, 1998, the end of the Trust's most recent fiscal year, the current and effective yields for Class C shares of each money market Portfolio were: Money Market, 5.08% and 5.21%; Treasury, 4.90% and 5.02%; Prime Obligation, 5.02% and 5.15%; Government, 5.00% and 5.12%; Government, II 4.89% and 5.01%; and Treasury II, 4.64% and 4.75%, respectively.



    For the seven-day period ended January 31, 1998, the end of the Trust's most recent fiscal year, the current and effective yields for Sweep Class shares of the Treasury Portfolio was 4.65% and 4.75%, respectively. As of the end of the fiscal year the Money Market, Prime Obligation, Treasury II, Government and Government II had no outstanding shares.

    For the seven-day period ended January 31, 1998, the end of the Trust's most recent fiscal year, the current and effective yields for CNI Class shares of the Government Portfolio was 4.85% and 4.96%, respectively.



    For the 30-day period ended January 31, 1998, the yield for Class A shares of each non-money market Portfolio was: Corporate Daily Income, 5.56%; Short-Duration Government, 5.60%; Intermediate-Duration Government, 5.52%; and GNMA, 6.35%, respectively.



    For the 30-day period ended January 31, 1998, the yield for Class B shares of each non-money market Portfolio was: Short-Duration Government Portfolio, 5.30%.


    From time to time, the Trust may advertise total return for one or more of the following Portfolios: Short-Duration Government, Intermediate-Duration Government, GNMA, Corporate Daily Income and Treasury Securities Daily Income. The total return of a Portfolio refers to the average compounded rate of return for a hypothetical investment for designated time periods (including, but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P(1 + T)(n) = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.


    Based on the foregoing, the average annual total returns for the Portfolios from inception through January 31, 1998 and for the one, five and ten year periods ended January 31, 1998 were as follows:



                                                              AVERAGE ANNUAL TOTAL RETURN
                                                      --------------------------------------------
                                                                                          SINCE
PORTFOLIO                    CLASS                    ONE YEAR   FIVE YEAR  TEN YEAR    INCEPTION
---------------------------  -----------------------  ---------  ---------  ---------  -----------
Corporate Daily Income       Class A(1).............       6.29      *          *            5.48%
  Portfolio                  Class B................      *          *          *           *
                             Class C................      *          *          *           *

Treasury Securities Daily    Class A................      *          *          *           *
  Income Portfolio           Class B................      *          *          *           *
                             Class C................      *          *          *           *

Short-Duration Government    Class A(2).............       7.23%      5.45%      6.80%       6.73%
  Portfolio                  Class B(3).............       6.82%      5.12%     *            6.09%
                             Class C................      *          *          *           *

Intermediate-Duration        Class A(4).............       9.15%      6.01%      7.60%       7.40%
  Government Portfolio

GNMA Portfolio               Class A(5).............       9.52%      6.43%      8.57%       8.13%
                             Class B(6).............      *          *          *           *

Money Market Portfolio       Class A(7).............       5.65%      5.40%      5.90%       6.57%
                             Class B(8).............       5.29%      4.20%     *            5.42%
                             Class C(9).............       5.12%     *          *            5.11%
                             Sweep Class                  *          *          *           *

Prime Obligation Portfolio   Class A(10)............       5.59%      4.89%      5.96%       5.98%
                             Class B(11)............       5.27%      4.58%     *            4.52%
                             Class C(12)............       5.06%     *          *            4.98%
                             Sweep Class                  *          *          *           *

Government Portfolio         Class A(13)............       5.52%     *          *            5.47%
                             Class B(14)............       5.21%     *          *            5.18%
                             CNI Class (15).........       4.84%     *          *            4.80%
                             Sweep Class                  *          *          *           *

                                                              AVERAGE ANNUAL TOTAL RETURN
                                                      --------------------------------------------
                                                                                          SINCE
PORTFOLIO                    CLASS                    ONE YEAR   FIVE YEAR  TEN YEAR    INCEPTION
---------------------------  -----------------------  ---------  ---------  ---------  -----------
Government II Portfolio      Class A(16)............       5.45%      4.79%      5.76%       5.93%
                             Class B(17)............       5.14%      4.48%     *            4.44%
                             Class C................       4.93%     *          *            4.92%
                             Sweep Class                  *          *          *           *

Treasury Portfolio           Class A(18)............       5.49%      4.79%     *            4.67%
                             Class B................       5.18%     *          *            5.18%
                             Class C(19)............       4.96%     *          *            4.96%
                             Sweep Class                   4.74%     *          *            4.74%

Treasury II Portfolio        Class A(20)............       5.20%      4.58%     *            5.11%
                             Class B(21)............       4.88%      4.26%     *            4.58%
                             Class C(22)............       4.67%     *          *            4.71%
                             Sweep Class                  *          *          *           *

Federal Securities           Class A(23)............      *          *          *           *
  Portfolio


------------------------

  * Not in operation during period.

 (1) Corporate Daily Income Class A shares were offered beginning September 28, 1993.

 (2) Short-Duration Government Class A shares were offered beginning February 17, 1987.

 (3) Short-Duration Government Class B shares were offered beginning November 5, 1990.

 (4) Intermediate-Duration Government Class A shares were offered beginning February 17, 1987.

 (5) GNMA Class A shares were offered beginning March 20, 1987.

 (6) GNMA Class B shares were offered beginning July 12, 1994. GNMA Class B shares were fully liquidated on July 10, 1996.

 (7) Money Market Class A shares were offered beginning November 15, 1983.

 (8) Money Market Class B shares were offered beginning October 12, 1990

 (9) Money Market Class C shares were offered beginning May 17, 1995.

(10) Prime Obligation Class A shares were offered beginning December 22, 1987.

(11) Prime Obligation Class B shares were offered beginning March 26, 1991.

(12) Prime Obligation Class C shares were offered beginning March 25, 1992 and were fully liquidated October 27, 1994.

(13) Government Class A shares were offered beginning March 8, 1992, were fully liquidated June 2, 1993 and were reoffered beginning October 27, 1995.

(14) Government Class B shares were offered beginning August 22, 1995.


(15) Government Class G shares were converted to CNI Class shares on November 10, 1997.


(16) Government II Class A shares were offered beginning September 6, 1985.

(17) Government II Class B shares were offered beginning January 28, 1991.

(18) Treasury Class A shares were offered beginning September 30, 1992.

(19) Treasury Class C shares were offered beginning July 27, 1995.

(20) Treasury II Class A shares were offered beginning July 28, 1989.

(21) Treasury II Class B shares were offered beginning February 15, 1990.

(22) Treasury II Class C shares were offered beginning May 8, 1995.

(23) Federal Securities Class A shares were offered beginning November 12, 1982, and were fully liquidated July 15, 1994.

    The Portfolios may, from time to time, compare their performance to the performance of other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

                        DETERMINATION OF NET ASSET VALUE

    Securities of the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Portfolios will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, there may be periods during which the value of an instrument, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Portfolio may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Trust resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Portfolio would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing shareholders in the Portfolio would experience a lower yield. The converse would apply in a period of rising interest rates.

    The Trust's use of amortized cost valuation (with respect to the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Portfolios) and the maintenance of the Trust's net asset value at $1.00 are permitted, provided certain conditions are met, by Rule 2a-7, promulgated by the SEC under the 1940 Act. Under Rule 2a-7, as amended, a money market portfolio must maintain a dollar-weighted average maturity of 90 days or less and not purchase any instrument having a remaining maturity of more than 397 days. In addition, money market funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are "eligible securities." An "eligible security" is one that is (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). The Adviser will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. In addition, investments in second tier securities are subject to the further constraints that (i) no more than 5% of a money market portfolio's assets may be invested in such securities in the aggregate, and (ii) any investment in such securities of one issuer is limited to the greater of 1% of the Portfolio's total assets or $1 million. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for each Portfolio. However, there is no assurance that the Trust will be able to meet this objective for any Portfolio. The Trust's procedures include the determination of the extent of deviation, if any, of each Portfolio's current net asset value per share calculated using available market quotations from each Portfolio's amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if any Portfolio incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of that Portfolio in each shareholder's account and to offset each shareholder's PRO RATA portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends.

    Securities of the Short-Duration Government, Intermediate-Duration Government, GNMA, Corporate Daily Income and Treasury Securities Daily Income Portfolios may be valued by the Manager pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

                       PURCHASE AND REDEMPTION OF SHARES

    It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Portfolio in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Portfolios of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

    A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Portfolios for any period during which the New York Stock Exchange, the Manager, the Adviser(s), the Distributor and/or the Custodian(s) are not open for business.

    The Manager or Distributor will not accept securities as payment for shares of the GNMA Portfolio unless (a) such securities meet the investment objective and policies of the Portfolio; (b) the securities are acquired for investment and not for resale; (c) such securities are liquid securities which are not restricted as to transfer either by law or liquidity of market; and (d) such securities have a value which is readily ascertainable (and not established only by evaluation).

                                     TAXES

    The following is only a summary of certain additional federal tax considerations generally affecting the Portfolios and their shareholders that are not described in the Portfolios' prospectuses. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Portfolios or their shareholders and the discussion here and in the Portfolios' prospectuses is not intended as a substitute for careful tax planning.

    This discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS A RIC

    In order to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code, a Portfolio must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital loss) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following
(i) at least 90% of a Portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or other income derived with respect to its business of investing in such stock or securities; (ii) at the close of each quarter of a Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of a Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which are engaged in the same, similar or related trades or businesses, if the Fund owns at least 20% of the voting power of such issuers.


    Notwithstanding the Distribution Requirement described above, which only requires a Portfolio to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Portfolio will be subject to a nondeductible 4% excise tax to the extent it fails to distribute, by the end of any calendar year, at least 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.


    If a Portfolio fails to qualify as a RIC for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gains distributions) will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders who have held shares for more than 45 days during the 90-day period beginning on the date which is 45 days before the date on which such shares become exdividend with respect to such dividend.



    Generally, gain or loss on the sale, exchange or redemption of shares will be capital gain or loss which will be long-term if the share has been held for more than 18 months, mid-term if the share has been held for more than one year but not more than 18 months and otherwise will be short-term. However, if a shareholder realizes a loss on the sale, exchange or redemption of a share held for six months or less and has previously received a capital gains distribution with respect to the share (or if any undistributed net capital gains of the Portfolio with respect to such share are included in determining the shareholder's long-term capital gain), the shareholder must treat the loss as long-term capital loss to the extent of the amount of the prior capital gains distribution.


    Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting an investment in the Trust.

STATE TAXES

    A Portfolio is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Portfolio to shareholders and the ownership of shares may be subject to state and local taxes.

                             PORTFOLIO TRANSACTIONS

    The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser is responsible for placing orders to execute Portfolio transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust's policy of investing in securities with short maturities will result in high portfolio turnover. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

    The money market securities in which certain of the Portfolios invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Portfolios will primarily consist of dealer spreads and underwriting commissions.


    It is expected that certain of the Portfolios may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Portfolio on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Portfolio may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Portfolio's expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically. For the fiscal years ended January 31, 1996, 1997 and 1998, no Portfolio paid any brokerage commissions.


    Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

    The Trust does not expect to use one particular dealer, but, subject to the Trust's policy of seeking the best net results, dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Trust. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.


    The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of January 31, 1998: the Money Market Portfolio held a repurchase agreement issued by Lehman Brothers in the amount of $17,200,000; the Corporate Daily Income Portfolio held a repurchase agreement issued by Paine Webber in the amount of $3,135,000; the Government Portfolio held a repurchase agreement issued by Lehman Brothers in the amount of $41,700,000; the Short-Duration Government Portfolio held a repurchase agreement issued by PaineWebber in the amount of $14,390,000; the Treasury Portfolio held a repurchase agreement issued by J.P. Morgan & Company in the amount of $60,000,000; the Intermediate-Duration Government Portfolio held a repurchase agreement issued by Paine Webber in the amount of $5,633,000; the Prime Obligation Portfolio held a repurchase agreement issued by Lehman Brothers in the amount of $5,900,000; and the GNMA Portfolio held a repurchase agreement issued by Paine Webber in the amount of $1,572,000.



    The portfolio turnover rate for each fixed income Portfolio for the fiscal years ending January 31, 1996, 1997 and 1998 was as follows: Short-Duration Government, 184%, 145% and 166%, respectively; Intermediate-Duration Government, 115%, 94% and 57%, respectively; GNMA, 20%, 12% and 4%, respectively; Corporate Daily Income Portfolio, 295%, 141% and 108%, respectively; and in each case is expected to be comparable in the coming year.


    A portfolio turnover rate would exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less, are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements which enable a Portfolio to receive favorable tax treatment.

                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Portfolio, each of which represents an equal proportionate interest in that Portfolio. Each share of a Portfolio upon liquidation of that Portfolio entitles a shareholder to a PRO RATA share in the net assets of that Portfolio after taking into account certain distribution expenses. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolios of shares or classes of portfolios. Any consideration received by the Trust for shares of any additional portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing the shares will not be issued.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his wilful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                     VOTING

    Where the prospectuses for the Portfolios or Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of the Portfolio's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by Proxy, or (ii) more than 50% of the Portfolio's outstanding shares, whichever is less.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of May 5, 1998, the following persons were the only persons who were record owners (or, to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Portfolios. The Trust believes that most of the shares referred to below were held by the following persons in accounts for their fiduciary, agency, or custodial customers.



    Money Market Portfolio: Comcast Corporation, 1500 Market Street, Philadelphia, PA 19102, 5.41%; Regents of the University of Minnesota, 100 Church Street, Minneapolis, MN 55455, 8.13%; Delavest Inc., 200 West Ninth Street Plaza, Wilmington, DE 19801, 11.69%; Wendy's International Inc., 4288 W. Dublin Granville Road, Dublin, OH 43107, 5.09%; Liberty Mutual Insurance Company, 175 Berkeley Street, Boston, MA 02116, 6.35%; Calhoun & Co., P.O. Box 1319, Detroit, MI 48231, 5.70%.



    Government Portfolio: Southwest Guaranty Trust Company, 2121 Sage Road, Houston, TX 77056, 14.29%; People's Bank, 850 Main Street, Bridgeport, CT 06604, 13.33%; Safety Fund National Bank, Oaks, PA 19456, 5.41%; Delavest Inc., 200 West Ninth Street Plaza, Wilmington, DE 19801, 19.19%; Burns & McDonnell Engineering, 9400 Ward Parkway, Kansas City, MO 64114, 11.09%.



    Government II Portfolio: CoreStates Bank, NA, P.O. Box 7829, Philadelphia, PA 19101, 10.38%; Dixie Company, P.O. Box 12312, Richmond, VA 23241, 6.65%;
Unites States Trust Company, P.O. Box 131, Boston, MA 02101, 19.41%; Canat & Co., 220 Market Avenue South, Canton, OH 44702, 7.12%; PABL & Co., 50 Rowes Wharf, Boston, MA 02110, 6.62%; Fleet Investment Operations, 159 East Main Street, Rochester, NY, 15.36%; Enele Co., 1211 SW Fifth Avenue, Portland, OR 97204, 9.56%.



    Prime Obligation Portfolio: The New Hillman Company, 11-15 Union Square, New York, NY 10459, 12.68%.



    Treasury Portfolio: SEI Trust Company, One Freedom Valley Drive, Oaks, PA 19456, 9.77%; BMS & Company, P.O. Box 779, Jefferson City, MO 65102, 13.20%;
WABANC & Co. P.O. Box 2127, Spokane, WA 99210, 14.32%; CTC Illinois Trust Company, 209 West Jackson, Chicago, IL 60606, 13.17%; KPMG Peat Marwick LLP, 3 Chestnut Ridge Road, NJ 07645, 23.95%.



    Treasury II Portfolio: LaSalle National Trust, NA, P.O. Box 1443, Chicago, IL 60690, 32.03%; Citizens Bank, 101 North Washington Avenue, Saginaw, MI 48607, 5.87%; BMS & Company, P.O. Box 779, Jefferson City, MO 65102, 5.76%; The New Hillman Company, 11-15 Union Square, New York, NY 10459, 15.84%; Bellford & Co., 600 South Highway 169, St. Louis Park, MN 55426, 6.63%.



    Short Duration Government Portfolio: Meg and Co., P.O. Box 520, Johnstown, PA 15907, 8.60%; SEI Trust Company, One Freedom Valley Drive, Oaks, PA 19456, 31.95%; Trico & Co., P.O. Box 631, Columbus, MS 39703, 14.36%: Capital City Trust Company, P.O. Box 1549, Tallahassee, FL 32302, 8.24%.



    Intermediate Duration Government Portfolio: The Fulton Company, One Penn Square, Lancaster, PA 17602, 6.25%; CoreStates Bank, 530 Walnut Street, Philadelphia, PA 19106, 7.53%; Meg and Co., P.O. Box 520, Johnstown, PA 15907, 6.43%; Sheldon & Co., P.O. Box 94777, Cleveland, OH 44101, 14.23%; SEI Trust Company, One Freedom Valley Drive, Oaks, PA 19456, 16.75%; North Carolina Trust Company, P.O. Box 1108, Greenboro, NC 27402, 6.71%.



    GNMA Portfolio: ISTCo., P.O. Box 523, Belleville, IL 62222, 5.25%; SEI Trust Company, One Freedom Valley Drive, Oaks, PA 19456, 13.83%; BMS and Company, P.O. Box 779, Jefferson City, MO 65102, 11.88%.



    Corporate Daily Income Portfolio: The Fulton Company, One Penn Square, Lancaster, PA 17602, 5.03%; Roland & Company, P.O. Box 387, St. Louis, MO 63166, 6.82%; SEI Trust Company, One Freedom Valley Drive, Oaks, PA 19456, 33.85%; Wellington Trust Company, NA, 200 State Street, Boston, MA 02109, 9.20%; Adminstaff Inc., 19001 Crescent Spring Drive, Kingwood, TX 77339, 9.22%; CF Industries, Inc., One Salem Lake Drive, Long Grove, IL 60047, 6.87%.

                                    EXPERTS

    The financial statements incorporated by reference into this Statement of Additional Information and the Financial Highlights included in the prospectuses have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report, with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.


                                 LEGAL COUNSEL



    Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.


                              FINANCIAL STATEMENTS


    The Trust's financial statements for the fiscal year ended January 31, 1998, including notes thereto and the report of Arthur Andersen LLP thereon, are herein incorporated by reference. A copy of the 1998 Annual Report must accompany the delivery of this Statement of Additional Information.

                           PART C: OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS:

    (a) Financial Statements


         Part A:     Financial Highlights
         Part B:     The following audited financial statements for the Money Market, Prime
                     Obligation, Government, Government II, Treasury, Treasury II, Federal
                     Securities, Corporate Daily Income, Treasury Securities Daily Income,
                     Short-Duration Government, Intermediate-Duration Government and GNMA
                     Portfolios for the fiscal year ended January 31, 1998 and the report of the independent auditors, Arthur Andersen, LLP dated March 6, 1998 are incorporated by reference to the Statement of Additional Information from
                     Form N-30D filed on March 26, 1998 with Accession Number
                     0000935069-98-000051.
                         Schedule of Investments
                         Statement of Assets & Liabilities
                         Statement of Operations
                         Statement of Changes in Net Assets
                         Financial Highlights
                         Notes to Financial Statements


    (b) Additional Exhibits


         (1)         Declaration of Trust originally filed on March 15, 1982, in the
                       Post-Effective Amendment to Form N-1A, is incorporated by reference to
                       Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.
         (2)         By-Laws originally filed on March 15, 1982, in the Post-Effective Amendment to Form N-1A, are incorporated by reference to Post-Effective Amendment
                       No. 33 to Form N-1A, filed March 31, 1995.
         (2)(a)      Amended By-Laws are incorporated by reference to Post-Effective Amendment
                       No. 37 to Form N-1A, filed May 30, 1997.
         (3)         Not Applicable.
         (4)         Not Applicable.
         (5)(a)      Management Agreement dated May 23, 1986, as amended, originally filed in the
                       Post-Effective Amendment to Form N-1A, is incorporated by reference to
                       Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.
         (5)(b)      Investment Advisory Agreement with Wellington Management Company, originally filed on December 15, 1986, in the Post-Effective Amendment to Form N-1A,
                       is incorporated by reference to Post-Effective Amendment No. 33 to Form
                       N-1A, filed March 31, 1995.
         (5)(e)      Investment Advisory Agreement with Bear Stearns Asset Management, originally filed May 18, 1993, in Post-Effective Amendment No. 28 to Form N-1A, is
                       incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.
         (5)(f)      Investment Advisory Agreement with Wellington Management Company relating to the Registrant's Corporate Daily Income Portfolio and Treasury Securities
                       Daily Income Portfolio (formerly, Government Securities Daily Income
                       Portfolio) originally filed on May 18, 1993, in Post-Effective Amendment
                       No. 28 to Form N-1A, is incorporated by reference to Post-Effective
                       Amendment No. 33 to Form N-1A, filed March 31, 1995.
         (5)(g)      Investment Advisory Agreement with Wellington Management Company relating to the Registrant's Short-Term Mortgage Portfolio and Short Duration Mortgage
                       Portfolio is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.

         (6)(a)      Distribution Agreement originally filed on July 15, 1982, in the
                       Post-Effective Amendment to Form N-1A, is incorporated by reference to
                       Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.
         (6)(b)      Supplement to Distribution Agreement originally filed on May 29, 1990, in
                       Post-Effective Amendment No. 22 to Form N-1A, is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.
         (6)(c)      Supplement to Distribution Agreement originally filed on August 29, 1991, in
                       Post-Effective Amendment No. 24 to Form N-1A, is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.
         (7)         Not Applicable.
         (8)(a)      Custodian Agreement with United States National Bank of Oregon originally filed on July 15, 1982, in the Post-Effective Amendment to Form N-1A, is
                       incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.
         (8)(b)      Custodian Agreement with First Interstate Bank of Oregon, N.A. originally filed on July 15, 1982, in the Post-Effective Amendment to Form N-1A, is
                       incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.
         (8)(c)      Custodian Agreement with Manufacturers National Bank of Detroit originally filed on September 22, 1983, in the Post-Effective Amendment to Form N-1A,
                       is incorporated by reference to Post-Effective Amendment No. 33 to Form
                       N-1A, filed March 31, 1995.
         (8)(d)      Custodian Agreement with Philadelphia National Bank originally filed on
                       August 30, 1985, in the Post-Effective Amendment to Form N-1A, is
                       incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.
         (9)(a)      Form of Class A Shareholder Service Plan and Agreement, is incorporated by reference to Post-Effective Amendment No. 36 to Form N-1A, filed April 1,
                       1996.
         (9)(b)      Form of Class B Shareholder Service Plan and Agreement, is incorporated by reference to Post-Effective Amendment No. 36 to Form N-1A, filed April 1,
                       1996.
         (9)(c)      Form of Class B Administrative Services Plan and Agreement, is incorporated by reference to Post-Effective Amendment No. 36 to Form N-1A, filed April
                       1, 1996.
         (9)(d)      Form of Class C Shareholder Service Plan and Agreement, is incorporated by reference to Post-Effective Amendment No. 36 to Form N-1A, filed April 1,
                       1996.
         (9)(e)      Form of Class C Administrative Services Plan and Agreement, is incorporated by reference to Post-Effective Amendment No. 36 to Form N-1A, filed April
                       1, 1996.
         (9)(f)      Form of Class G Shareholder Service Plan and Agreement, is incorporated by reference to Post-Effective Amendment No. 36 to Form N-1A, filed April 1,
                       1996.
         (9)(g)      Form of Sweep Class Shareholder Service Plan and Agreement is incorporated by reference to Post-Effective Amendment No. 37 to Form N-1A, filed May
                       30, 1997.
         (9)(h)      Consent to Assignment and Assumption of the Administration Agreement between the Trust and SEI Financial Management Corporation to SEI Fund Resources,
                       is incorporated by reference to Post-Effective Amendment No. 37 to Form
                       N-1A, filed May 30, 1997.
         (10)        Opinion and Consent of Counsel incorporated by Reference to Pre-Effective
                       Amendment No. 1.
         (11)        Consent of Independent Public Accountants is filed herewith.
         (12)        Not Applicable.
         (13)        Not Applicable.
         (14)        Not Applicable.

         (15)(a)     Class D Distribution Plan originally filed on April 1, 1993, in
                       Post-Effective Amendment No. 27 to Form N-1A, is incorporated by reference to Exhibit (6)(d) of Post-Effective Amendment No. 33 to Form N-1A, filed
                       March 31, 1995.
         (15)(b)     Class A Distribution Plan is incorporated by reference to Post-Effective
                       Amendment No. 34 to Form N-1A, filed December 28, 1995.
         (15)(c)     Class B Distribution Plan is incorporated by reference to Post-Effective
                       Amendment No. 34 to Form N-1A, filed December 28, 1995.
         (15)(d)     Class C Distribution Plan is incorporated by reference to Post-Effective
                       Amendment No. 34 to Form N-1A, filed December 28, 1995.
         (15)(e)     Class G Distribution Plan is incoporated by reference to Post-Effective
                       Amendment No. 35 to Form N-1A, filed March 21, 1996.
         (15)(f)     Class D Amended and Restated Distribution Plan is incorporated by reference to Post-Effective Amendment No. 36 to Form N-1A, filed April 1, 1996.
         (15)(g)     Sweep Class Distribution Plan is incorporated by reference to Post-Effective
                       Amendment No. 37 to Form N-1A, filed May 30, 1997.
         (16)        Performance Quotation Computation, Incorporated by Reference to
                       Post-Effective Amendment No. 32 to Form N-1A, filed April 1, 1994.
         (17)        Financial Data Schedules are filed herewith.
         (18)(a)     Rule 18f-3 Multiple Class Plan is incorporated by reference to
                       Post-Effective Amendment No. 34 to Form N-1A, filed December 28, 1995.
         (18)(b)     Amendment No. 1 to Rule 18f-3 Multiple Class Plan relating to Class A, B, C,
                       D and G shares, is incorporated by reference to Post-Effective Amendment
                       No. 36 to Form N-1A, filed April 1, 1996.
         (18)(c)     Amendment No. 2 to Rule 18f-3 Multiple Class Plan relating to Sweep Class is incorporated by reference to Post-Effective Amendment No. 37 to Form N-1A, filed May 30, 1997.
         (24)        Powers of Attorney for Robert A. Nesher, William M. Doran, Mark E. Nagle, F.
                       Wendell Gooch, George J. Sullivan, Jr., James M. Storey and Edward D.
                       Loughlin are filed herewith.


Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    See the Prospectuses and Statement of Additional Information filed herewith regarding the Trust's control relationships. The Manager is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

Item 26.  NUMBER OF HOLDERS OF SECURITIES:


    As of May 5, 1998:



                                                                                      NUMBER OF
                                                                                       RECORD
TITLE OF CLASS                                                                         HOLDERS
----------------------------------------------------------------------------------  -------------
Units of beneficial interest, without par value--
Money Market Portfolio, Class A...................................................           95
Money Market Portfolio, Class B...................................................            1
Money Market Portfolio, Class C...................................................           18
Money Market Portfolio, Sweep Class...............................................            0
Prime Obligation Portfolio, Class A...............................................          112
Prime Obligation Portfolio, Class B...............................................            8
Prime Obligation Portfolio, Class C...............................................           19
Prime Obligation Portfolio, Sweep Class...........................................            0
Government Portfolio, Class A.....................................................           26
Government Portfolio, Class B.....................................................            2
Government, Class C...............................................................            2
Government Portfolio, CNI Class...................................................            2
Government Portfolio, Sweep Class.................................................            0
Government II Portfolio, Class A..................................................           35
Government II Portfolio, Class B..................................................            6
Government II Portfolio, Class C..................................................            3
Government II Portfolio, Sweep Class..............................................            0
Treasury Portfolio, Class A.......................................................           18
Treasury Portfolio, Class B.......................................................            5
Treasury Portfolio, Class C.......................................................           13
Treasury Portfolio, Sweep Class...................................................            7
Treasury II, Class A..............................................................           47
Treasury II, Class B..............................................................           10
Treasury II, Class C..............................................................           12
Treasury II Portfolio, Sweep Class................................................            0
Federal Securities Portfolio, Class A.............................................            0
Corporate Daily Income Portfolio, Class A.........................................           66
Corporate Daily Income Portfolio, Class B.........................................            0
Corporate Daily Income Portfolio, Class C.........................................            0
Treasury Securities Daily Income Portfolio, Class A...............................            0
Treasury Securities Daily Income Portfolio, Class B...............................            0
Treasury Securities Daily Income Portfolio, Class C...............................            0
Short-Duration Government Portfolio, Class A......................................          117
Short-Duration Government Portfolio, Class B......................................            1
Short-Duration Government Portfolio, Class C......................................            0
Intermediate-Duration Government Portfolio, Class A...............................          146
GNMA Portfolio, Class A...........................................................          137
GNMA Portfolio, Class B...........................................................            0


Item 27.  INDEMNIFICATION:

    Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 maybe permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS:

    The list required by this Item 28 of officers and partners of Wellington Management Company, LLP ("WMC"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and partners during the past two years is incorporated by reference to Schedules A and D of Form ADV, filed by WMC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15908).

Item 29.  PRINCIPAL UNDERWRITERS:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser:

    Registrant's distributor, SEI Investments Distributions Co., acts as distributor for:


SEI Liquid Asset Trust                                    November 29, 1982
SEI Tax Exempt Trust                                      December 3, 1982
SEI Index Funds                                           July 10, 1985
SEI Institutional Managed Trust                           January 22, 1987
SEI International Trust                                   August 30, 1988
The Advisors' Inner Circle Fund                           November 14, 1991
The Pillar Funds                                          February 28, 1992
CUFUND                                                    May 1, 1992
STI Classic Funds                                         May 29, 1992
CoreFunds, Inc.                                           October 30, 1992
First American Funds, Inc.                                November 1, 1992
First American Investment Funds, Inc.                     November 1, 1992
The Arbor Fund                                            January 28, 1993
Boston 1784 Funds-Registered Trademark-                   June 1, 1993
The PBHG Funds, Inc.                                      July 16, 1993
Marquis Funds-Registered Trademark-                       August 17, 1993
Morgan Grenfell Investment Trust                          January 3, 1994
The Achievement Funds Trust                               December 27, 1994
Bishop Street Funds                                       January 27, 1995
CrestFunds, Inc.                                          March 1, 1995
STI Classic Variable Trust                                August 18, 1995
ARK Funds                                                 November 1, 1995
Monitor Funds                                             January 11, 1996
FMB Funds, Inc.                                           March 1, 1996
SEI Asset Allocation Trust                                April 1, 1996

TIP Funds                                                 April 28, 1996
SEI Institutional Investments Trust                       June 14, 1996
First American Strategy Funds, Inc.                       October 1, 1996
HighMark Funds                                            February 15, 1997
Armada Funds                                              March 8, 1997
PBHG Insurance Series Fund, Inc.                          April 1, 1997
The Expedition Funds                                      June 9, 1997
TIP Institutional Funds                                   January 1, 1998
Oak Associates Funds                                      February 27, 1998



    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").



    (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.



                                                  POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                         WITH REGISTRANT
-------------------------------  ------------------------------------------------------  ------------------------
Alfred P. West, Jr.              Director, Chairman & Chief Executive Officer                       --

Henry H. Greer                   Director                                                           --

Carmen V. Romeo                  Director                                                           --

Mark J. Held                     President & Chief Operating Officer                                --

Gilbert L. Beebower              Executive Vice President                                           --

Richard B. Lieb                  Executive Vice President                                           --

Dennis J. McGonigle              Executive Vice President                                           --

Robert M. Silvestri              Chief Financial Officer & Treasurer                                --

Leo J. Dolan, Jr.                Senior Vice President                                              --

Carl A. Guarino                  Senior Vice President                                              --

Larry Hutchison                  Senior Vice President                                              --

Edward D. Loughlin               Senior Vice President                                   President and Chief
                                                                                           Executive Officer

Jack May                         Senior Vice President                                              --

Hartland J. McKeown              Senior Vice President                                              --

Barbara J. Moore                 Senior Vice President                                              --

Kevin P. Robins                  Senior Vice President & General Counsel                 Vice President and
                                                                                           Assistant Secretary

Patrick K. Walsh                 Senior Vice President                                              --

Robert Aller                     Vice President                                                     --

Gordon W. Carpenter              Vice President                                                     --

Todd Cipperman                   Vice President & Assistant Secretary                    Vice President and
                                                                                           Assistant Secretary

Robert Crudup                    Vice President & Managing Director                                 --

                                                  POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                         WITH REGISTRANT
-------------------------------  ------------------------------------------------------  ------------------------
Barbara Doyne                    Vice President                                                     --

Jeff Drennen                     Vice President                                                     --

Vic Galef                        Vice President & Managing Director                                 --

Kathy Heilig                     Vice President                                                     --

Samuel King                      Vice President                                                     --

Kim Kirk                         Vice President & Managing Director                                 --

John Krzeminski                  Vice President & Managing Director                                 --

Carolyn McLaurin                 Vice President & Managing Director                                 --

W. Kelso Morrill                 Vice President                                                     --

Mark Nagle                       Vice President                                          Controller and Chief
                                                                                           Financial Officer

Joanne Nelson                    Vice President                                                     --

Joseph M. O'Donnell              Vice President & Assistant Secretary                    Vice President &
                                                                                           Assistant Secretary

Sandra K. Orlow                  Vice President & Secretary                              Vice President and
                                                                                           Assistant Secretary

Cynthia M. Parrish               Vice President & Assistant Secretary                    Vice President &
                                                                                           Assistant Secretary

Donald Pepin                     Vice President & Managing Director                                 --

Kim Rainey                       Vice President                                                     --

Rob Redican                      Vice President                                                     --

Maria Rinehart                   Vice President                                                     --

Mark Samuels                     Vice President & Managing Director                                 --

Steve Smith                      Vice President                                                     --

Daniel Spaventa                  Vice President                                                     --

Kathryn L. Stanton               Vice President & Assistant Secretary                    Vice President and
                                                                                           Assistant Secretary

Lori L. White                    Vice President & Assistant Secretary                               --

Wayne M. Withrow                 Vice President & Managing Director                                 --


Item 30.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act"), and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:


             CoreStates Bank, N.A.
             Broad and Chestnut Street
             P.O. Box 7618
             Philadelphia, PA19101

        (b) With respect to Rules 31a-1(a); 31a-1(b)(1); 31a-1(b)(4); (2)(C) and
    (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(c), the required books and records are maintained at the offices of Registrant's Manager:

           SEI Fund Management
           Oaks, PA 19456

        (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
    the required books and records are maintained at the principal offices of the Registrant's Adviser:

           Wellington Management Company, LLP
           75 State Street
           Boston, Massachusetts 02109

Item 31.  MANAGEMENT SERVICES:

    None

Item 32.  UNDERTAKINGS:

    Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the 1940 Act inform the Board of Trustees of their desire to communicate with shareholders of the Trust, the Trustees will inform such shareholders as to the approximate number of shareholders of record and the approximate costs of mailing or afford said shareholders access to a list of shareholders.

    Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of the removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with each meeting to comply with the provisions of
Section 16(c) of the Investment Company Act of 1940 Act relating to shareholder communications.

    Registrant undertakes to furnish, upon request and without charge, to each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, when such annual report is issued containing information called for by Item 5A of Form N-1A.

                                     NOTICE

    A copy of the Agreement and Declaration of Trust of SEI Daily Income Trust (formerly now known as SEI Cash + Plus Trust) is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 38 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 20th day of May, 1998.



                                SEI DAILY INCOME TRUST

                                By             /s/ EDWARD D. LOUGHLIN
                                     -----------------------------------------
                                                Edward D. Loughlin,
                                        PRESIDENT & CHIEF EXECUTIVE OFFICER



    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


              *
------------------------------  Trustee                        May 20, 1998
      George J. Sullivan

              *
------------------------------  Trustee                        May 20, 1998
       William M. Doran

              *
------------------------------  Trustee                        May 20, 1998
       F. Wendell Gooch

              *
------------------------------  Trustee                        May 20, 1998
       James M. Storey

              *
------------------------------  Trustee                        May 20, 1998
       Robert A. Nesher

    /s/ EDWARD D. LOUGHLIN
------------------------------  President & Chief              May 20, 1998
      Edward D. Loughlin          Executive Officer

      /s/ MARK E. NAGLE
------------------------------  Controller & Chief             May 20, 1998
        Mark E. Nagle             Financial Officer




*By:   /s/ EDWARD D. LOUGHLIN
      -------------------------
         Edward D. Loughlin
          ATTORNEY IN FACT

                                 EXHIBIT INDEX


      EXHIBIT
--------------------
EX.99.B1              Declaration of Trust originally filed on March 15, 1982, in the Post-
                        Effective Amendment to Form N-1A, is incorporated by reference to
                        Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.

EX.99.B2              By-Laws originally filed on March 15, 1982, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Post-Effective Amendment No.
                        33 to Form N-1A, filed March 31, 1995.

EX.99.B2(a)           Amended By-Laws are incorporated by reference to Post-Effective Amendment
                        No. 37 to Form N-1A, filed May 30, 1997.

EX.99.B3              Not Applicable.

EX.99.B4              Not Applicable.

EX.99.B5(a)           Management Agreement dated May 23, 1986, as amended, originally filed in the
                        Post-Effective Amendment to Form N-1A, is incorporated by reference to
                        Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.

EX.99.B5(b)           Investment Advisory Agreement with Wellington Management Company, originally filed on December 15, 1986, in the Post-Effective Amendment to Form N-1A,
                        is incorporated by reference to Post-Effective Amendment No. 33 to Form
                        N-1A, filed March 31, 1995.

EX.99.B5(e)           Investment Advisory Agreement with Bear Stearns Asset Management, originally filed May 18, 1993, in Post-Effective Amendment No. 28 to Form N-1A, is
                        incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.

EX.99.B5(f)           Investment Advisory Agreement with Wellington Management Company relating to the Registrant's Corporate Daily Income Portfolio and Government
                        Securities Daily Income Portfolio originally filed on May 18, 1993, in
                        Post-Effective Amendment No. 28 to Form N-1A, is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.

EX.99.B5(g)           Investment Advisory Agreement with Wellington Management Company relating to the Registrant's Short-Term Mortgage Portfolio and Short Duration Mortgage
                        Portfolio is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.

EX.99.B6(a)           Distribution Agreement originally filed on July 15, 1982, in the Post-
                        Effective Amendment to Form N-1A, is incorporated by reference to
                        Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.

EX.99.B6(b)           Supplement to Distribution Agreement originally filed on May 29, 1990, in
                        Post-Effective Amendment No. 22 to Form N-1A, is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.

      EXHIBIT
--------------------
EX.99.B6(c)           Supplement to Distribution Agreement originally filed on August 29, 1991, in
                        Post-Effective Amendment No. 24 to Form N-1A, is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.

EX.99.B(7)            Not Applicable.

EX.99.B8(a)           Custodian Agreement with United States National Bank of Oregon originally filed on July 15, 1982, in the Post-Effective Amendment to Form N-1A, is
                        incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.

EX.99.B8(b)           Custodian Agreement with First Interstate Bank of Oregon, N.A. originally filed on July 15, 1982, in the Post-Effective Amendment to Form N-1A, is
                        incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.

EX.99.B8(c)           Custodian Agreement with Manufacturers National Bank of Detroit originally filed on September 22, 1983, in the Post-Effective Amendment to Form N-1A,
                        is incorporated by reference to Post-Effective Amendment No. 33 to Form
                        N-1A, filed March 31, 1995.

EX.99.B8(d)           Custodian Agreement with Philadelphia National Bank originally filed on
                        August 30, 1985, in the Post-Effective Amendment to Form N-1A, is
                        incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.

EX.99.B9(a)           Form of Class A Shareholder Service Plan and Agreement is incorporated by reference to Post-Effective Amendment No. 36 to Form N-1A, filed April 1,
                        1996.

EX.99.B9(b)           Form of Class B Shareholder Service Plan and Agreement is incorporated by reference to Post-Effective Amendment No. 36 to Form N-1A, filed April 1,
                        1996.

EX.99.B9(c)           Form of Class B Administrative Services Plan and Agreement is incorporated by reference to Post-Effective Amendment No. 36 to Form N-1A, filed April
                        1, 1996.

EX.99.B9(d)           Form of Class C Shareholder Service Plan and Agreement is incorporated by reference to Post-Effective Amendment No. 36 to Form N-1A, filed April 1,
                        1996.

EX.99.B9(e)           Form of Class C Administrative Services Plan and Agreement is incorporated by reference to Post-Effective Amendment No. 36 to Form N-1A, filed April
                        1, 1996.

EX.99.B9(f)           Form of Class G Shareholder Service Plan and Agreement is incorporated by reference to Post-Effective Amendment No. 36 to Form N-1A, filed April 1,
                        1996.

EX.99.B9(g)           Form of Sweep Class Shareholder Service Plan and Agreement is incorporated by reference to Post-Effective Amendment No. 37 to Form N-1A, filed May
                        30, 1997.

EX.99.B9(h)           Consent to Assignment and Assumption of the Administration Agreement between the Trust and SEI Financial Management Corporation to SEI Fund Resources,
                        is incorporated by reference to Post-Effective Amendment No. 37 to Form
                        N-1A, filed May 30, 1997.

      EXHIBIT
--------------------
EX.99.B10             Opinion and Consent of Counsel incorporated by Reference to Pre-Effective
                        Amendment No. 1.

EX.99.B11             Consent of Independent Public Accountants is filed herewith.

EX.99.B12             Not Applicable.

EX.99.B13             Not Applicable.

EX.99.B14             Not Applicable.

EX.99.B15(a)          Class D Distribution Plan originally filed on April 1, 1993, in Post-
                        Effective Amendment No. 27 to Form N-1A, is incorporated by reference to
                        Exhibit (6)(d) of Post-Effective Amendment No. 33 to Form N-1A, filed
                        March 31, 1995.

EX.99.B15(b)          Class A Distribution Plan is incorporated by reference to Post-Effective
                        Amendment No. 34 to Form N-1A, filed December 28, 1995.

EX.99.B15(c)          Class B Distribution Plan is incorporated by reference to Post-Effective
                        Amendment No. 34 to Form N-1A, filed December 28, 1995.

EX.99.B15(d)          Class C Distribution Plan is incorporated by reference to Post-Effective
                        Amendment No. 34 to Form N-1A, filed December 28, 1995.

EX.99.B15(e)          Class G Distribution Plan is incorporated by reference to Post-Effective
                        Amendment No. 35 to Form N-1A, filed March 21, 1996.

EX.99.B15(f)          Class D Amended and Restated Distribution Plan is incorporated by reference to Post-Effective Amendment No. 36 to Form N-1A, filed April 1, 1996.

EX.99.B15(g)          Sweep Class Distribution Plan is incorporated by reference to Post-Effective
                        Amendment No. 37 to Form N-1A, filed May 30, 1997.

EX.99.B16             Performance Quotation Computation, Incorporated by Reference to
                        Post-Effective Amendment No. 32 to Form N-1A, filed April 1, 1994.

EX.99.B18(a)          Rule 18f-3 Multiple Class Plan is incorporated by reference to Post-
                        Effective Amendment No. 34 to Form N-1A, filed December 28, 1995.

EX.99.B18(b)          Amendment No. 1 to Rule 18f-3 Multiple Class Plan relating to Class A, B, C,
                        D and G shares, is incorporated by reference to Post-Effective Amendment
                        No. 36 to Form N-1A, filed April 1, 1996.

EX.99.B18(c)          Amendment No. 2 to Rule 18f-3 Multiple Class Plan relating to Sweep Class is incorporated by reference to Post-Effective Amendment No. 37 to Form N-1A, filed May 30, 1997.

EX.99.B24             Powers of Attorney for Robert A. Nesher, William M. Doran, Mark E. Nagle, F.
                        Wendell Gooch, George J. Sullivan, Jr., James M. Storey and Edward D.
                        Loughlin are filed herewith.

EX.27                 Financial Data Schedules are filed herewith.

EX.27.1A              Money Market Portfolio, Class A

EX.27.1B              Money Market Portfolio, Class B

      EXHIBIT
--------------------
EX.27.1C              Money Market Portfolio, Class C

EX.27.2A              Prime Obligation Portfolio, Class A

EX.27.2B              Prime Obligation Portfolio, Class B

EX.27.2C              Prime Obligation Portfolio, Class C

EX.27.3A              Government Portfolio, Class A

EX.27.3B              Government Portfolio, Class B

EX.27.3C              Government Portfolio, Class C

EX.27.3G              Government Portfolio, CNI Class

EX.27.4A              Government II Portfolio, Class A

EX.27.4B              Government II Portfolio, Class B

EX.27.4C              Government II Portfolio, Class C

EX.27.5A              Treasury Portfolio, Class A

EX.27.5B              Treasury Portfolio, Class B

EX.27.5C              Treasury Portfolio, Class C

EX.27.5D              Treasury Portfolio, Sweep Class

EX.27.6A              Treasury II Portfolio, Class A

EX.27.6B              Treasury II Portfolio, Class B

EX.27.6C              Treasury II Portfolio, Class C

EX.27.7A              Corporate Daily Income Portfolio, Class A

EX.27.8A              Short-Duration Government Portfolio, Class A

EX.27.8B              Short-Duration Government Portfolio, Class B

EX.27.9A              Intermediate-Duration Government Portfolio, Class A

EX.27.10A             GNMA Portfolio, Class A